                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-04847

                                  ECLIPSE FUNDS
               (Exact name of Registrant as specified in charter)

                      51 Madison Avenue, New York, NY 10010
               (Address of principal executive offices) (Zip code)

                         Marguerite E.H. Morrison, Esq.
                              169 Lackawanna Avenue
                              Parsippany, NJ 07054
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (973) 394-4437

Date of fiscal year end: October 31

Date of reporting period: April 30, 2008

ITEM 1. REPORTS TO STOCKHOLDERS.

(MAINSTAY INVESTMENTS LOGO)


                 MAINSTAY

                 MID CAP OPPORTUNITY FUND



                 Message from the President

                 and

                 Semiannual Report

                 Unaudited

                 April 30, 2008

MESSAGE FROM

THE PRESIDENT
Stock and bond investors alike faced a series of challenges during the six months ended April 30, 2008. Lower real estate prices, slowing construction activity and weak consumer spending all took a toll on the U.S. economy. Growth in real gross national product declined dramatically in the fourth quarter of 2007 and, according to preliminary estimates, recovered only slightly in the first quarter of 2008.

Many financial institutions faced substantial write-downs on subprime mortgages and other lower-quality loans. As banks began to tighten their lending requirements, homeowners and businesses found it more difficult to raise needed capital. Recognizing the need for additional liquidity, the Federal Open Market Committee lowered the federal funds target rate and announced various programs to provide additional liquidity for financial institutions.

As the subprime mortgage crisis escalated, bond investors moved away from higher-risk debt securities toward the relative safety of U.S. Treasury issues. Caution also gripped the equity market as many investors shifted assets into sectors that tend to remain stable in periods of economic weakness.

Bonds generally fared much better than stocks during the six months ended April 30, 2008. All major U.S. stock market indexes declined over the same period, but small-capitalization stocks suffered the most. Among mid-cap and large-cap stocks, growth-oriented issues outperformed value-oriented ones. The market, which steadily declined until early March, closed the period with a modest upturn.

What is the best way to weather difficult markets? At MainStay, we believe that the consistent application of time-tested investment principles makes sense for investors with a long-term time horizon. All of our portfolio managers are aware of the forces that affected the markets during the six-month reporting period. Some may have significantly altered Fund positions to accommodate shifting market dynamics. Others may have simply stayed the course, with only minor portfolio adjustments. By paying close attention to the investment objectives and strategies of the respective Funds they manage, our portfolio managers seek to optimize performance over the long term.

The report that follows provides further details about the market forces and management decisions that affected your investment in MainStay Funds from November 1, 2007, through April 30, 2008. We hope that as you review these short-term results, you will maintain the long-term perspective that sound investing calls for in a shifting economic and market environment.

Sincerely,


/s/ STEPHEN P. FISHER


Stephen P. Fisher
President




                        Not part of the Semiannual Report

(MAINSTAY INVESTMENTS LOGO)


                 MAINSTAY

                 MID CAP OPPORTUNITY FUND



                 MainStay Funds

                 Semiannual Report

                 Unaudited

                 April 30, 2008

TABLE OF CONTENTS



SEMIANNUAL REPORT
---------------------------------------------

INVESTMENT AND PERFORMANCE COMPARISON       5
---------------------------------------------

PORTFOLIO MANAGEMENT DISCUSSION AND
ANALYSIS                                    9
---------------------------------------------

PORTFOLIO OF INVESTMENTS                   11
---------------------------------------------

FINANCIAL STATEMENTS                       15
---------------------------------------------

NOTES TO FINANCIAL STATEMENTS              20
---------------------------------------------

BOARD CONSIDERATION AND APPROVAL OF
MANAGEMENT AND SUBADVISORY AGREEMENT       26
---------------------------------------------

PROXY VOTING POLICIES AND PROCEDURES AND
PROXY VOTING RECORD                        29
---------------------------------------------

SHAREHOLDER REPORTS AND QUARTERLY
PORTFOLIO DISCLOSURE                       29

INVESTMENT AND PERFORMANCE COMPARISON*


PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND AS A RESULT, WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 800-MAINSTAY (624-6782) OR VISIT MAINSTAYINVESTMENTS.COM.


INVESTOR CLASS SHARES(1)--MAXIMUM 5.5% INITIAL SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL             SIX        ONE      FIVE     TEN
TOTAL RETURNS             MONTHS     YEAR     YEARS    YEARS
------------------------------------------------------------
With sales charges       -13.94%    -18.29%   11.22%    5.41%
Excluding sales charges   -8.93     -13.53    12.48     6.00




                                                            (With sales charges)
                                                            (PERFORMANCE GRAPH)

                                   MAINSTAY MID
                                 CAP OPPORTUNITY
                                    FUND CLASS      RUSSELL MIDCAP(R)
                                        A              VALUE INDEX
                                 ---------------    -----------------
4/30/98                               9450.00            10000.00
                                      9379.00            10190.00
                                      8352.00             9732.00
                                      9639.00            11640.00
                                     10708.00            12619.00
                                      9403.00            10917.00
                                     12562.00            14730.00
                                     14207.00            17721.00
                                     17222.00            22106.00
                                     19580.00            26451.00
4/30/08                              16930.00            23368.00







CLASS A SHARES(2)--MAXIMUM 5.5% INITIAL SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL               SIX       ONE      FIVE     TEN
TOTAL RETURNS              MONTHS     YEAR     YEARS    YEARS
-------------------------------------------------------------
With sales charges         -13.94%   -18.29%   11.22%    5.41%
Excluding sales charges     -8.93    -13.53    12.48     6.00




                                                            (With sales charges)
                                                            (PERFORMANCE GRAPH)

                           MAINSTAY MID
                         CAP OPPORTUNITY
                            FUND CLASS      RUSSELL MIDCAP(R)
                                A              VALUE INDEX
                         ---------------    -----------------
4/30/98                      23625.00            25000.00
                             23447.00            25474.00
                             20880.00            24330.00
                             24097.00            29099.00
                             26770.00            31548.00
                             23507.00            27292.00
                             31406.00            36824.00
                             35517.00            44301.00
                             43054.00            55265.00
                             48949.00            66127.00
4/30/08                      42326.00            58421.00






CLASS B SHARES(2)--MAXIMUM 5% CDSC IF REDEEMED WITHIN THE FIRST SIX YEARS OF PURCHASE
--------------------------------------------------------------------------------

AVERAGE ANNUAL               SIX       ONE      FIVE     TEN
TOTAL RETURNS              MONTHS     YEAR     YEARS    YEARS
-------------------------------------------------------------
With sales charges         -13.24%   -17.91%   11.38%    5.19%
Excluding sales charges     -9.30    -14.18    11.64     5.19




                                                            (With sales charges)
                                                            (PERFORMANCE GRAPH)

                MAINSTAY MID
              CAP OPPORTUNITY
                 FUND CLASS      RUSSELL MIDCAP(R)
                     B              VALUE INDEX
              ---------------    -----------------
4/30/98           10000.00            10000.00
                   9832.00            10190.00
                   8683.00             9732.00
                   9949.00            11640.00
                  10969.00            12619.00
                   9563.00            10917.00
                  12677.00            14730.00
                  14234.00            17721.00
                  17125.00            22106.00
                  19323.00            26451.00
4/30/08           16583.00            23368.00




* Performance tables and graphs do not reflect any deduction of taxes that a shareholder would pay on distributions or Fund-share redemptions. Total returns reflect maximum applicable sales charges explained in this paragraph, change in share price, and reinvestment of dividend and capital-gain distributions. The graphs assume an initial investment of $25,000 for Class A shares and $10,000 for all other classes and reflect the deduction of all sales charges that would have applied for the period of investment. Investor Class shares and Class A shares are sold with a maximum initial sales charge of 5.50% and an annual 12b-1 fee of 0.25%. Class B shares are sold with no initial sales charge, are subject to a contingent deferred sales charge ("CDSC") of up to 5.00%, if redeemed within the first six years of purchase, and have an annual 12b-1 fee of 1.00%. Class C shares are sold with no initial sales charge, are subject to a CDSC of 1.00%, if redeemed within one year of purchase, and have an annual 12b-1 fee of 1.00%. Class I shares are sold with no initial sales charge or CDSC, have no annual 12b-1 fee and are generally available to corporate and institutional investors and individual investors with a minimum initial investment of $5 million. Class R3 shares are sold with no initial sales charge or CDSC, have an annual 12b-1 fee of 0.50% and are available in certain individual retirement accounts or in certain retirement plans. Performance figures reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. These fee waivers and/or expense limitations are contractual and may be modified or terminated only with the approval of the Board of Trustees. The Manager may recoup the amount of certain management fee waivers or expense reimbursements from the Fund pursuant to the contract if such action does not cause the Fund to exceed existing expense limitations and the recoupment is made within three years after the year in which the Manager incurred the expense.
1. Performance figures for Investor Class shares, first offered on February 28, 2008, include the historical performance of Class A shares from January 1, 1998, through February 27, 2008, adjusted for differences in certain contractual expenses and fees. Unadjusted, the performance shown for the Investor Class shares might have been lower.
2. Performance figures for Class A and B shares, first offered on January 1, 2004, include the historical performance of Class I shares from January 1, 1998, through December 31, 2003, adjusted for differences in certain contractual expenses

THE FOOTNOTES ON THE NEXT PAGE ARE AN INTEGRAL PART OF THE TABLES AND GRAPHS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.


                                                    mainstayinvestments.com    5

CLASS C SHARES(3)--MAXIMUM 1% CDSC IF REDEEMED WITHIN ONE YEAR OF PURCHASE
--------------------------------------------------------------------------------

AVERAGE ANNUAL               SIX       ONE      FIVE     TEN
TOTAL RETURNS              MONTHS     YEAR     YEARS    YEARS
-------------------------------------------------------------
With sales charges         -10.07%   -14.94%   11.63%    5.19%
Excluding sales charges     -9.28    -14.20    11.63     5.19




                                                            (With sales charges)
                                                            (PERFORMANCE GRAPH)

                                   MAINSTAY MID
                                 CAP OPPORTUNITY
                                    FUND CLASS      RUSSELL MIDCAP(R)
                                        C              VALUE INDEX
                                 ---------------    -----------------
4/30/98                              10000.00            10000.00
                                      9828.00            10190.00
                                      8677.00             9732.00
                                      9944.00            11640.00
                                     10964.00            12619.00
                                      9569.00            10917.00
                                     12690.00            14730.00
                                     14237.00            17721.00
                                     17129.00            22106.00
                                     19329.00            26451.00
4/30/08                              16585.00            23368.00






CLASS I SHARES--NO SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL      SIX       ONE      FIVE     TEN
TOTAL RETURNS     MONTHS     YEAR     YEARS    YEARS
----------------------------------------------------
                   -8.78%   -13.25%   12.84%    6.30%




                                                            (PERFORMANCE GRAPH)

                MAINSTAY MID
              CAP OPPORTUNITY
                 FUND CLASS      RUSSELL MIDCAP(R)
                     I              VALUE INDEX
              ---------------    -----------------
4/30/98           10000.00            10000.00
                   9945.00            10190.00
                   8875.00             9732.00
                  10271.00            11640.00
                  11436.00            12619.00
                  10070.00            10917.00
                  13481.00            14730.00
                  15311.00            17721.00
                  18625.00            22106.00
                  21239.00            26451.00
4/30/08           18425.00            23368.00






CLASS R3 SHARES(4)--NO SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL      SIX       ONE      FIVE     TEN
TOTAL RETURNS     MONTHS     YEAR     YEARS    YEARS
----------------------------------------------------
                   -9.04%   -13.76%   12.17%    5.67%




                                                            (PERFORMANCE GRAPH)

                MAINSTAY MID
              CAP OPPORTUNITY
                 FUND CLASS      RUSSELL MIDCAP(R)
                     R3             VALUE INDEX
              ---------------    -----------------
4/30/98           10000.00            10000.00
                   9886.00            10190.00
                   8769.00             9732.00
                  10088.00            11640.00
                  11164.00            12619.00
                   9772.00            10917.00
                  13004.00            14730.00
                  14680.00            17721.00
                  17751.00            22106.00
                  20121.00            26451.00
4/30/08           17353.00            23368.00







 BENCHMARK PERFORMANCE                    SIX       ONE      FIVE     TEN
                                        MONTHS     YEAR     YEARS    YEARS
--------------------------------------------------------------------------

Russell Midcap(R) Value Index(5)         -9.20%   -11.65%   16.44%    8.86%
Average Lipper mid-cap value fund(6)     -9.95    -10.17    14.75     8.33



   and fees. Unadjusted, the performance shown for the Class A and B shares might have been lower.
3. Performance figures for Class C shares, first offered on January 1, 2004, include the historical performance of the L Class shares (which were redesignated as Class C shares on January 1, 2004) from December 30, 2002, through December 31, 2003, and the historical performance of the Class I shares from January 1, 1998, through December 29, 2002, adjusted for differences in certain contractual expenses and fees. Unadjusted, the performance shown for the Class C shares might have been lower.
4. Performance figures for Class R3 shares, first offered to the public on April 28, 2006, include the performance of Class I shares from January 1, 1998, through April 27, 2006, adjusted for differences in certain contractual expenses and fees. Unadjusted, the performance shown for the Class R3 shares might have been lower.
5. The Russell Midcap(R) Value Index is an unmanaged index that measures the performance of those Russell Midcap(R) companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap(R) Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000(R) Index and represents approximately 30% of the total market capitalization of the Russell 1000(R) Index. The Russell 1000(R) Index is an unmanaged index that measures the performance of the 1,000 largest U.S. companies based on total market capitalization. Results for all indices assume reinvestment of all income and capital gains. The Russell Midcap(R) Value Index is considered to be the Fund's broad-based securities-market index for comparison purposes. An investment cannot be made directly in an index.
6. Lipper Inc. is an independent monitor of fund performance. Results are based on average total returns of similar funds with all dividend and capital-gain distributions reinvested.

THE DISCLOSURE AND FOOTNOTES ON THE PRECEDING PAGE ARE AN INTEGRAL PART OF THE TABLES AND GRAPHS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.



6    MainStay Mid Cap Opportunity Fund

COST IN DOLLARS OF A $1,000 INVESTMENT IN MAINSTAY MID CAP OPPORTUNITY FUND --------The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from November 1, 2007, to April 30, 2008, and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, exchange fees, and sales charges (loads) on purchases (as applicable), and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses (as applicable). This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from November 1, 2007, to April 30, 2008.

This example illustrates your Fund's ongoing costs in two ways:

- ACTUAL EXPENSES
The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested to estimate the expenses that you paid during the six-months ended April 30, 2008. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

- HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, if applicable, exchange fees, or sales charges (loads). Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                                                                             ENDING ACCOUNT
                                             ENDING ACCOUNT                   VALUE (BASED
                                              VALUE (BASED                   ON HYPOTHETICAL
                                BEGINNING       ON ACTUAL       EXPENSES      5% ANNUALIZED      EXPENSES
                                 ACCOUNT       RETURNS AND        PAID         RETURN AND          PAID
                                  VALUE         EXPENSES)        DURING     ACTUAL EXPENSES)      DURING
SHARE CLASS                    11/1/07(3)        4/30/08       PERIOD(1)         4/30/08        PERIOD(1)
INVESTOR CLASS SHARES(2)        $1,000.00       $1,015.60        $ 2.48         $1,006.01         $ 2.46
---------------------------------------------------------------------------------------------------------

CLASS A SHARES                  $1,000.00       $  910.70        $ 6.41         $1,018.15         $ 6.77
---------------------------------------------------------------------------------------------------------

CLASS B SHARES                  $1,000.00       $  907.00        $10.05         $1,014.32         $10.62
---------------------------------------------------------------------------------------------------------

CLASS C SHARES                  $1,000.00       $  907.20        $10.01         $1,014.37         $10.57
---------------------------------------------------------------------------------------------------------

CLASS I SHARES                  $1,000.00       $  912.20        $ 4.94         $1,019.69         $ 5.22
---------------------------------------------------------------------------------------------------------

CLASS R3 SHARES                 $1,000.00       $  909.60        $ 7.79         $1,016.71         $ 8.22
---------------------------------------------------------------------------------------------------------


1. Expenses are equal to the Fund's annualized expense ratio of each class (1.45% for Investor Class, 1.35% for Class A, 2.12% for Class B, 2.11% for Class C, 1.04% for Class I and 1.64% for Class R3) multiplied by the average account value over the period, divided by 366 and multiplied by 182 days for Classes A, B, C, I and R3 (to reflect the one-half year period) and 62 days for Investor Class (to reflect the since-inception period).
2. Expenses paid during the period reflect ongoing costs for the period from inception through April 30, 2008. Had these shares been offered for the full six-month period ended April 30, 2008, and had the Fund provided a hypothetical 5% annualized return, expenses paid during the period would have been $7.27 and the ending account value would have been $1,017.65.
3. Investor Class shares commenced operations on February 28, 2008.


                                                    mainstayinvestments.com    7

 INDUSTRY COMPOSITION AS OF APRIL 30, 2008



Real Estate Investment Trusts           10.7%
Insurance                                8.2
Oil, Gas & Consumable Fuels              6.8
Commercial Banks                         6.4
Metals & Mining                          6.2
Multi-Utilities                          4.8
Independent Power Producers & Energy
  Traders                                4.2
Machinery                                3.9
Chemicals                                3.0
Media                                    3.0
Electric Utilities                       2.8
Capital Markets                          2.3
Food Products                            2.3
Health Care Providers & Services         2.2
Household Durables                       2.2
Road & Rail                              2.1
Energy Equipment & Services              1.8
Food & Staples Retailing                 1.8
Aerospace & Defense                      1.6
Thrifts & Mortgage Finance               1.6
Electrical Equipment                     1.5
Computers & Peripherals                  1.4
Airlines                                 1.3
Diversified Financial Services           1.3
Distributors                             1.1
Leisure Equipment & Products             1.1
Specialty Retail                         1.1
Health Care Equipment & Supplies         1.0
IT Services                              1.0
Automobiles                              0.9
Beverages                                0.9
Gas Utilities                            0.9
Diversified Telecommunication
  Services                               0.8
Electronic Equipment & Instruments       0.8
Trading Companies & Distributors         0.8
Personal Products                        0.7
Communications Equipment                 0.6
Semiconductors & Semiconductor
  Equipment                              0.6
Auto Components                          0.5
Construction & Engineering               0.5
Software                                 0.5
Pharmaceuticals                          0.2
Containers & Packaging                   0.1
Household Products                       0.1
Multiline Retail                         0.1
Office Electronics                       0.1
Tobacco                                  0.1
Short-Term Investments (collateral
  from securities lending is 13.1%)     15.1
Liabilities in Excess of Cash and
  Other Assets                         (13.0)
Futures Contracts                       (0.0)*
                                       -----
                                       100.0%
                                       =====



* Less than one-tenth of a percent.

See Portfolio of Investment on page 11 for specific holdings within these categories.

TOP TEN HOLDINGS AS OF APRIL 30, 2008 (EXCLUDING SHORT-TERM INVESTMENTS)



 1.  Hess Corp.
 2.  CSX Corp.
 3.  United States Steel Corp.
 4.  Murphy Oil Corp.
 5.  Edison International
 6.  Parker Hannifin Corp.
 7.  Sempra Energy
 8.  Vornado Realty Trust
 9.  Eaton Corp.
10.  Public Storage







8    MainStay Mid Cap Opportunity Fund

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS
QUESTIONS ANSWERED BY PORTFOLIO MANAGERS DANIEL GLICKMAN AND VICTOR SAMOILOVICH OF NEW YORK LIFE INVESTMENT MANAGEMENT LLC, THE FUND'S MANAGER.

HOW DID MAINSTAY MID CAP OPPORTUNITY FUND PERFORM RELATIVE TO ITS PEERS AND ITS BENCHMARK FOR THE SIX MONTHS ENDED APRIL 30, 2008?

Excluding all sales charges, MainStay Mid Cap Opportunity Fund returned -8.93% for Investor Class shares,(1) -8.93% for Class A shares, -9.30% for Class B shares and -9.28% for Class C shares for the six months ended April 30, 2008. Over the same period, Class I shares returned -8.78% and Class R3 shares returned -9.04%. All share classes outperformed--the -9.95% return of the average Lipper(2) mid-cap value fund. Investor Class, Class A, Class I and Class R3 shares outperformed--and Class B and Class C underperformed--the -9.20% return of the Russell Midcap(R) Value Index(3) for the six months ended April 30, 2008. The Russell Midcap(R) Value Index is the Fund's broad-based securities-market index. See pages 5 and 6 for Fund returns with sales charges.

WHAT FACTORS WERE RESPONSIBLE FOR THE FUND'S RELATIVE PERFORMANCE DURING THE REPORTING PERIOD?

The Fund's performance relative to its benchmark was primarily due to stock selection in the materials and information technology sectors.

WHICH SECTORS HAD THE STRONGEST POSITIVE IMPACT ON THE FUND'S PERFORMANCE DURING THE REPORTING PERIOD AND WHICH SECTORS WERE THE WEAKEST?

In absolute terms, the Fund sectors with the highest total returns and strongest contributions to performance were materials, energy and consumer staples. The Fund sectors with the weakest total returns were information technology, consumer discretionary and telecommunication services. Taking total returns and weightings into account, however, the Fund sectors that detracted the most from the Fund's absolute performance were financials, consumer discretionary and utilities.

DURING THE REPORTING PERIOD, WHICH STOCKS WERE THE FUND'S BEST PERFORMERS AND WHICH ONES WERE THE WEAKEST?

The strongest individual contributors to the Fund's performance during the reporting period were CSX, First Solar and United States Steel. The weakest individual contributors were Frontier Oil, Huntington Bancshares and XL Capital.

DID THE FUND MAKE ANY SIGNIFICANT PURCHASES OR SALES DURING THE REPORTING
PERIOD?

The Fund looks for stocks with attractive relative valuations, strong operating results and positive price trends. Among the stocks that fit the Fund's purchase criteria during the reporting period were Boston Properties and St. Jude Medical. Although Boston Properties detracted slightly from relative performance, St. Jude Medical had a positive impact on the Fund's relative performance.

Among the stocks the Fund sold because of unattractive valuations and deteriorating price trends were Dollar Tree Stores and Sunoco. Both of these stocks detracted from the Fund's relative performance during the portion of the reporting period in which they were held by the Fund.

WERE THERE ANY NOTABLE CHANGES IN THE FUND'S WEIGHTINGS DURING THE REPORTING PERIOD?

Weighting changes in the Fund result from a combination of security performance and the Fund's proprietary quantitative security-selection process. During the reporting period, the Fund's weightings relative to the Russell Midcap(R) Value Index decreased moderately in the consumer discretionary and energy sectors. Over the same period, the Fund's weightings increased moderately in the health care and materials sectors.


Investment in common stocks and other equity securities is particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in management's ability to anticipate those changes that can adversely affect the value of the Fund's holdings. Mid-capitalization companies are generally less established and their stocks may be more volatile and less liquid than the securities of larger companies. Foreign securities may be subject to greater risks than U.S. investments, including currency fluctuations, less-liquid trading markets, greater price volatility, political and economic instability, less publicly available information, and changes in tax or currency laws or monetary policy. The Fund may experience a portfolio turnover rate of more than 100% and may generate taxable short-term capital gains. The principal risk of investing in value stocks is that they may never reach what the portfolio manager believes is their full value or they may even go down in value. The Fund's use of securities lending presents the risk of default by the borrower, which may also result in a loss to the Fund.

1. Performance for Investor Class shares prior to 2/28/08, the date the shares were first offered, includes the historical performance of Class A shares adjusted to reflect the differences in certain contractual fees and expenses for such shares. Unadjusted, the performance shown for Investor Class shares might have been lower.
2. See footnote on page 6 for more information on Lipper Inc.
3. See footnote on page 6 for more information on the Russell Midcap(R) Value Index.

                                                    mainstayinvestments.com    9

HOW WAS THE FUND POSITIONED AT THE END OF THE REPORTING PERIOD?

As of April 30, 2008, the Fund was moderately overweight relative to the Russell Midcap(R) Value Index in the financials and materials sectors. As of the same date, the Fund was moderately underweight in consumer discretionary and consumer staples. During the reporting period, sector positioning contributed positively to the Fund's performance.



The opinions expressed are those of the portfolio managers as of the date of this report and are subject to change. There is no guarantee that any forecasts made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.


10    MainStay Mid Cap Opportunity Fund

PORTFOLIO OF INVESTMENTS+++ APRIL 30, 2008 UNAUDITED




                                          SHARES           VALUE
COMMON STOCKS (97.9%)+
----------------------------------------------------------------

AEROSPACE & DEFENSE (1.6%)
L-3 Communications Holdings,
  Inc.                                     6,001   $     668,812
Precision Castparts Corp.                  6,398         752,149
Rockwell Collins, Inc.                     2,401         151,527
                                                   -------------
                                                       1,572,488
                                                   -------------

AIRLINES (1.3%)
Southwest Airlines Co.                    77,624       1,027,742
UAL Corp.                                 21,852         325,595
                                                   -------------
                                                       1,353,337
                                                   -------------

AUTO COMPONENTS (0.5%)
Autoliv, Inc.                              7,908         484,286
                                                   -------------


AUTOMOBILES (0.9%)
Ford Motor Co. (a)(b)                     18,734         154,743
Thor Industries, Inc. (b)                 26,627         807,331
                                                   -------------
                                                         962,074
                                                   -------------

BEVERAGES (0.9%)
Pepsi Bottling Group, Inc.
  (The)                                   27,394         923,452
                                                   -------------


CAPITAL MARKETS (2.3%)
Ameriprise Financial, Inc.                 2,056          97,639
BlackRock, Inc.                            5,049       1,018,838
E*TRADE Financial Corp.
  (a)(b)                                 164,427         654,420
MF Global, Ltd. (a)                       40,084         527,906
                                                   -------------
                                                       2,298,803
                                                   -------------

CHEMICALS (3.0%)
Air Products & Chemicals,
  Inc.                                     8,889         874,944
Celanese Corp. Class A                    20,595         921,626
FMC Corp.                                 17,055       1,070,713
PPG Industries, Inc.                       2,968         182,146
                                                   -------------
                                                       3,049,429
                                                   -------------

COMMERCIAL BANKS (6.4%)
BOK Financial Corp.                       15,888         907,205
Colonial BancGroup, Inc.
  (The) (b)                               69,556         566,186
Comerica, Inc. (b)                        27,557         957,055
Fulton Financial Corp.                    71,492         891,505
Huntington Bancshares, Inc.
  (b)                                     80,931         759,942
KeyCorp (b)                               24,165         583,101
UnionBanCal Corp.                         17,757         932,420
Wachovia Corp.                            24,224         706,130
Webster Financial Corp.                    9,234         240,546
                                                   -------------
                                                       6,544,090
                                                   -------------

COMMUNICATIONS EQUIPMENT (0.6%)
Juniper Networks, Inc. (a)                22,026         608,358
                                                   -------------


COMPUTERS & PERIPHERALS (1.4%)
Seagate Technology                        38,837         732,854
Western Digital Corp. (a)                 24,008         695,992
                                                   -------------
                                                       1,428,846
                                                   -------------

CONSTRUCTION & ENGINEERING (0.5%)
Jacobs Engineering Group,
  Inc. (a)                                 5,176         446,844
KBR, Inc.                                  1,872          53,989
                                                   -------------
                                                         500,833
                                                   -------------

CONTAINERS & PACKAGING (0.1%)
Owens-Illinois, Inc. (a)                   1,153          63,588
                                                   -------------


DISTRIBUTORS (1.1%)
Genuine Parts Co.                         25,550       1,084,853
                                                   -------------


DIVERSIFIED FINANCIAL SERVICES (1.3%)
Leucadia National Corp. (b)               18,396         942,243
Liberty Media Holding Corp.
  Capital Class A (a)                     27,101         416,542
                                                   -------------
                                                       1,358,785
                                                   -------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.8%)
CenturyTel, Inc.                          23,464         761,407
Embarq Corp. (b)                              85           3,534
Qwest Communications
  International, Inc. (b)                 17,314          89,340
                                                   -------------
                                                         854,281
                                                   -------------

ELECTRIC UTILITIES (2.8%)
American Electric Power Co.,
  Inc.                                    22,958       1,024,616
V  Edison International                   33,535       1,749,521
Pepco Holdings, Inc.                       1,408          35,073
                                                   -------------
                                                       2,809,210
                                                   -------------

ELECTRICAL EQUIPMENT (1.5%)
Cooper Industries, Ltd. Class
  A                                       16,843         713,975
First Solar, Inc. (a)                      2,775         810,272
                                                   -------------
                                                       1,524,247
                                                   -------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.8%)
Sanmina-SCI Corp. (a)                    505,153         782,987
                                                   -------------


ENERGY EQUIPMENT & SERVICES (1.8%)
National Oilwell Varco, Inc.
  (a)                                     11,127         761,643
Patterson-UTI Energy, Inc.
  (b)                                     37,246       1,040,653
                                                   -------------
                                                       1,802,296
                                                   -------------



 +  Percentages indicated are based on Fund net assets.

V Among the Fund's 10 largest holdings, as of April 30, 2008 excluding short-term investments. May be subject to change daily.

The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              11


                                          SHARES           VALUE
COMMON STOCKS (CONTINUED)
FOOD & STAPLES RETAILING (1.8%)
Kroger Co. (The)                          16,889   $     460,225
Safeway, Inc.                              2,895          91,482
SUPERVALU, Inc.                           37,283       1,234,067
                                                   -------------
                                                       1,785,774
                                                   -------------

FOOD PRODUCTS (2.3%)
Bunge, Ltd. (b)                              644          73,474
H.J. Heinz Co.                            19,131         900,305
Hormel Foods Corp.                        22,308         879,158
Wm. Wrigley Jr. Co.                        6,343         483,083
                                                   -------------
                                                       2,336,020
                                                   -------------

GAS UTILITIES (0.9%)
UGI Corp.                                 34,138         887,588
                                                   -------------


HEALTH CARE EQUIPMENT & SUPPLIES (1.0%)
Hill-Rom Holdings, Inc.                   31,964         803,255
St. Jude Medical, Inc. (a)                 5,211         228,138
                                                   -------------
                                                       1,031,393
                                                   -------------

HEALTH CARE PROVIDERS & SERVICES (2.2%)
AmerisourceBergen Corp.                   10,443         423,464
CIGNA Corp.                                4,774         203,898
Coventry Health Care, Inc.
  (a)                                      4,821         215,643
Humana, Inc. (a)                           3,037         145,138
Universal Health Services,
  Inc. Class B                             6,206         388,744
WellCare Health Plans, Inc.
  (a)                                     18,650         816,497
                                                   -------------
                                                       2,193,384
                                                   -------------

HOUSEHOLD DURABLES (2.2%)
Black & Decker Corp.                      11,318         742,800
Mohawk Industries, Inc.
  (a)(b)                                  12,398         944,604
Snap-on, Inc.                              1,868         110,791
Stanley Works (The)                        9,139         440,865
                                                   -------------
                                                       2,239,060
                                                   -------------

HOUSEHOLD PRODUCTS (0.1%)
Clorox Co. (The)                           2,330         123,490
                                                   -------------


INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (4.2%)
Constellation Energy Group,
  Inc.                                       714          60,440
Dynegy, Inc. Class A (a)                 107,130         923,461
Mirant Corp. (a)(b)                       24,713       1,015,951
NRG Energy, Inc. (a)(b)                   20,540         902,733
Reliant Energy, Inc. (a)                  50,917       1,310,604
                                                   -------------
                                                       4,213,189
                                                   -------------

INSURANCE (8.2%)
Aon Corp.                                    446          20,244
Arch Capital Group, Ltd. (a)              13,428         948,688
Assurant, Inc.                            19,047       1,238,055
Axis Capital Holdings, Ltd.               28,784         976,065
Erie Indemnity Co. Class A                 3,098         165,495
Everest Re Group, Ltd.                    11,201       1,012,010
Genworth Financial, Inc.
  Class A                                 58,273       1,343,775
PartnerRe, Ltd.                           11,932         882,729
Principal Financial Group,
  Inc. (b)                                 1,695          90,954
RenaissanceRe Holdings, Ltd.              17,631         906,939
Transatlantic Holdings, Inc.              11,953         775,152
                                                   -------------
                                                       8,360,106
                                                   -------------

IT SERVICES (1.0%)
Acxiom Corp.                              29,026         343,378
Electronic Data Systems Corp.             35,048         650,491
                                                   -------------
                                                         993,869
                                                   -------------

LEISURE EQUIPMENT & PRODUCTS (1.1%)
Hasbro, Inc.                              31,241       1,110,930
                                                   -------------


MACHINERY (3.9%)
Cummins, Inc.                             13,813         865,384
V  Eaton Corp.                            16,536       1,452,522
V  Parker Hannifin Corp.                  20,897       1,668,625
                                                   -------------
                                                       3,986,531
                                                   -------------

MEDIA (3.0%)
Discovery Holding Co. Class A
  (a)                                     37,535         869,311
Gannett Co., Inc. (b)                     17,987         514,788
John Wiley & Sons, Inc. Class
  A                                       17,726         816,282
Liberty Media
  Corp.--Entertainment (a)                31,072         806,318
                                                   -------------
                                                       3,006,699
                                                   -------------

METALS & MINING (6.2%)
Allegheny Technologies, Inc.               9,063         623,806
Carpenter Technology Corp.                 1,942          99,586
Cleveland-Cliffs, Inc.                     5,222         837,609
Commercial Metals Co.                     30,684         955,500
Reliance Steel & Aluminum Co.             15,463         939,841
Steel Dynamics, Inc.                      28,078         978,518
V  United States Steel Corp.              12,309       1,894,971
                                                   -------------
                                                       6,329,831
                                                   -------------

MULTILINE RETAIL (0.1%)
Big Lots, Inc. (a)(b)                      3,964         107,147
                                                   -------------


MULTI-UTILITIES (4.8%)
Alliant Energy Corp.                      26,622       1,002,851
DTE Energy Co.                            27,259       1,098,810
Integrys Energy Group, Inc.                2,466         118,097
OGE Energy Corp.                          27,783         908,226
PG&E Corp.                                 2,401          96,040
V  Sempra Energy                          28,737       1,628,526
                                                   -------------
                                                       4,852,550
                                                   -------------




12    MainStay Mid Cap Opportunity Fund    The notes to the financial statements
are an integral part of, and should be read in conjunction with, the financial statements.


                                          SHARES           VALUE
COMMON STOCKS (CONTINUED)
OFFICE ELECTRONICS (0.1%)
Xerox Corp.                                8,780   $     122,657
                                                   -------------


OIL, GAS & CONSUMABLE FUELS (6.8%)
Chesapeake Energy Corp.                   26,312       1,360,330
Frontier Oil Corp.                         3,090          76,787
V  Hess Corp.                             24,526       2,604,661
V  Murphy Oil Corp.                       20,027       1,809,239
Spectra Energy Corp.                       6,688         165,194
Williams Cos., Inc.                       26,097         926,444
                                                   -------------
                                                       6,942,655
                                                   -------------

PERSONAL PRODUCTS (0.7%)
Avon Products, Inc.                        2,143          83,620
NBTY, Inc. (a)                            22,423         631,207
                                                   -------------
                                                         714,827
                                                   -------------

PHARMACEUTICALS (0.2%)
Allergan, Inc.                             3,512         197,971
                                                   -------------


REAL ESTATE INVESTMENT TRUSTS (10.7%)
Annaly Capital Management,
  Inc.                                    27,724         464,654
Boston Properties, Inc.                    6,468         649,969
General Growth Properties,
  Inc.                                    24,336         996,803
HCP, Inc.                                 34,329       1,225,545
Hospitality Properties Trust              25,833         830,014
Host Hotels & Resorts, Inc.
  (b)                                     73,627       1,266,384
HRPT Properties Trust                     14,631         101,393
iStar Financial, Inc. (b)                 52,104       1,003,002
ProLogis (b)                               7,795         488,045
V  Public Storage                         15,273       1,385,261
Rayonier, Inc.                            21,202         891,120
Thornburg Mortgage, Inc. (b)              63,255          77,171
V  Vornado Realty Trust                   16,399       1,526,583
                                                   -------------
                                                      10,905,944
                                                   -------------

ROAD & RAIL (2.1%)
V  CSX Corp.                              33,171       2,088,114
                                                   -------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.6%)
Integrated Device Technology,
  Inc. (a)                                60,127         642,758
                                                   -------------


SOFTWARE (0.5%)
Cadence Design Systems, Inc.
  (a)                                     49,643         552,527
                                                   -------------


SPECIALTY RETAIL (1.1%)
AutoNation, Inc. (a)                         195           3,122
Gap, Inc. (The)                           24,095         448,649
Sherwin-Williams Co. (The)                12,675         701,181
                                                   -------------
                                                       1,152,952
                                                   -------------

THRIFTS & MORTGAGE FINANCE (1.6%)
Astoria Financial Corp.                   16,992         402,710
Hudson City Bancorp, Inc.                 61,922       1,184,568
                                                   -------------
                                                       1,587,278
                                                   -------------

TOBACCO (0.1%)
UST, Inc.                                  2,122         110,493
                                                   -------------


TRADING COMPANIES & DISTRIBUTORS (0.8%)
W.W. Grainger, Inc.                        9,754         845,769
                                                   -------------
Total Common Stocks
  (Cost $99,765,620)                                  99,427,749
                                                   -------------


SHORT-TERM INVESTMENTS (15.1%)
----------------------------------------------------------------

INVESTMENT COMPANY (13.1%)
State Street Navigator
  Securities
  Lending Prime Portfolio (c)         13,319,401      13,319,401
                                                   -------------
Total Investment Company
  (Cost $13,319,401)                                  13,319,401
                                                   -------------


                                       PRINCIPAL
                                          AMOUNT
U.S. GOVERNMENT (2.0%)
United States Treasury Bill
  1.348%, due 7/31/08 (d)(e)         $ 2,000,000       1,993,226
                                                   -------------
Total U.S. Government
  (Cost $1,993,599)                                    1,993,226
                                                   -------------
Total Short-Term Investments
  (Cost $15,313,000)                                  15,312,627
                                                   -------------
Total Investments
  (Cost $115,078,620) (g)                  113.0%    114,740,376
Liabilities in Excess of
  Cash and Other Assets                    (13.0)    (13,219,695)
                                           -----    ------------
Net Assets                                 100.0%  $ 101,520,681
                                           =====    ============






                            CONTRACTS         UNREALIZED
                                 LONG   APPRECIATION (f)
FUTURES CONTRACTS (0.0%)++
--------------------------------------------------------

Standard & Poor's Mid Cap
  400 Index
  Mini June 2008                   24            $19,264
                                          --------------
Total Futures Contracts
  (Settlement Value
  $2,016,240)                             $       19,264
                                          ==============





The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              13

++    Less than one-tenth of a percent.
+++   All of the Fund's liquid assets are
      "earmarked" to cover potential senior
      securities transactions which may
      include, but are not limited to, swaps,
      forwards, TBA's, options and futures.
      These securities are marked-to-market
      daily and reviewed against the value of
      the Fund's potential senior securities
      holdings to ensure proper coverage for
      these transactions.
(a)   Non-income producing security.
(b)   Represents a security, or a portion
      thereof, which is out on loan. The
      aggregate market value of such
      securities is $12,632,632; cash
      collateral of $13,319,401 (included in
      liabilities) was received with which the
      Fund purchased highly liquid short-term
      investments.
(c)   Represents a security, or a portion
      thereof, purchased with cash collateral
      received for securities on loan.
(d)   Interest rate presented is yield to
      maturity.
(e)   Represents a security, which is
      segregated, or partially segregated, as
      collateral for futures contracts.
(f)   Represents the difference between the
      value of the contracts at the time they
      were opened and the value at April 30,
      2008.
(g)   At April 30, 2008, cost is $115,135,925
      for federal income tax purposes and net
      unrealized depreciation is as follows:



             Gross unrealized
      appreciation                       $ 9,578,179
             Gross unrealized
      depreciation                        (9,973,728)
                                         -----------
             Net unrealized
      depreciation                       $  (395,549)
                                         ===========






14    MainStay Mid Cap Opportunity Fund    The notes to the financial statements
are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF ASSETS AND LIABILITIES AS OF APRIL 30, 2008 UNAUDITED


ASSETS:
Investment in securities, at value
  (identified cost $115,078,620)
  including $12,632,632 market
  value of securities loaned         $114,740,376
Cash                                       45,082
Receivables:
  Fund shares sold                        245,143
  Dividends and interest                   73,258
Other assets                               42,183
                                     ------------
     Total assets                     115,146,042
                                     ------------
LIABILITIES:
Securities lending collateral          13,319,401
Payables:
  Fund shares redeemed                    100,612
  Transfer agent (See Note 3)              91,986
  NYLIFE Distributors (See Note 3)         38,495
  Manager (See Note 3)                     36,624
  Professional fees                        24,513
  Custodian                                 8,105
  Variation margin on futures
     contracts                              2,640
  Trustees                                    557
Accrued expenses                            2,428
                                     ------------
     Total liabilities                 13,625,361
                                     ------------
Net assets                           $101,520,681
                                     ============
COMPOSITION OF NET ASSETS:
Share of beneficial interest
  outstanding (par value of $.01
  per share) 1 billion shares
  authorized                         $     44,873
Additional paid-in capital            107,631,879
                                     ------------
                                      107,676,752
Accumulated undistributed net
  investment income                       199,796
Accumulated net realized loss on
  investments and futures
  transactions                         (6,036,887)
Net unrealized depreciation on
  investments and futures contracts      (318,980)
                                     ------------
Net assets                           $101,520,681
                                     ============
INVESTOR CLASS
Net assets applicable to
  outstanding shares                 $ 13,986,728
                                     ============
Shares of beneficial interest
  outstanding                             613,090
                                     ============
Net asset value per share
  outstanding                        $      22.81
Maximum sales charge (5.50% of
  offering price)                            1.33
                                     ------------
Maximum offering price per share
  outstanding                        $      24.14
                                     ============
CLASS A
Net assets applicable to
  outstanding shares                 $ 38,139,956
                                     ============
Shares of beneficial interest
  outstanding                           1,672,434
                                     ============
Net asset value per share
  outstanding                        $      22.81
Maximum sales charge (5.50% of
  offering price)                            1.33
                                     ------------
Maximum offering price per share
  outstanding                        $      24.14
                                     ============
CLASS B
Net assets applicable to
  outstanding shares                 $ 16,310,319
                                     ============
Shares of beneficial interest
  outstanding                             735,926
                                     ============
Net asset value and offering price
  per share outstanding              $      22.16
                                     ============
CLASS C
Net assets applicable to
  outstanding shares                 $ 17,600,019
                                     ============
Shares of beneficial interest
  outstanding                             794,897
                                     ============
Net asset value and offering price
  per share outstanding              $      22.14
                                     ============
CLASS I
Net assets applicable to
  outstanding shares                 $ 15,397,438
                                     ============
Shares of beneficial interest
  outstanding                             667,136
                                     ============
Net asset value and offering price
  per share outstanding              $      23.08
                                     ============
CLASS R3
Net assets applicable to
  outstanding shares                 $     86,221
                                     ============
Shares of beneficial interest
  outstanding                               3,777
                                     ============
Net asset value and offering price
  per share outstanding              $      22.83
                                     ============





The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              15

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED APRIL 30, 2008 UNAUDITED


INVESTMENT INCOME:
INCOME:
  Dividends                          $  1,176,730
  Income from securities
     loaned--net                           46,806
  Interest                                 44,340
                                     ------------
     Total income                       1,267,876
                                     ------------
EXPENSES:
  Manager (See Note 3)                    499,900
  Transfer agent--Investor Class
     (See Note 3)                           5,437
  Transfer agent--Class A (See Note
     3)                                   151,089
  Transfer agent--Classes B and C
     (See Note 3)                          99,963
  Transfer agent--Class I and R3
     (See Note 3)                          19,225
  Distribution--Class B (See Note
     3)                                    66,259
  Distribution--Class C (See Note
     3)                                    73,505
  Distribution--Class R3 (See Note
     3)                                        95
  Distribution/Service--Investor
     Class (See Note 3)                     2,887
  Distribution/Service--Class A
     (See Note 3)                          68,623
  Service--Class B (See Note 3)            22,086
  Service--Class C (See Note 3)            24,502
  Distribution/Service--Class R3
     (See Note 3)                              95
  Registration                             32,661
  Professional fees                        18,759
  Shareholder communication                11,012
  Custodian                                10,491
  Trustees                                  2,482
  Shareholder service--Class R3
     (See Note 3)                              38
  Miscellaneous                             7,168
                                     ------------
     Total expenses before waiver       1,116,277
  Expense waiver from Manager (See
     Note 3)                             (248,250)
                                     ------------
     Net expenses                         868,027
                                     ------------
Net investment income                     399,849
                                     ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:
Net realized loss on:
  Security transactions                (5,626,014)
  Futures transactions                   (356,454)
                                     ------------
Net realized loss on investments
  and futures transactions             (5,982,468)
                                     ------------
Net change in unrealized
  appreciation (depreciation) on:
  Security transactions                (6,816,402)
  Futures contracts                        22,292
                                     ------------
Net change in unrealized
  appreciation on investments and
  futures contracts                    (6,794,110)
                                     ------------
Net realized and unrealized loss on
  investments and futures
  transactions                        (12,776,578)
                                     ------------
Net decrease in net assets
  resulting from operations          $(12,376,729)
                                     ============






16    MainStay Mid Cap Opportunity Fund    The notes to the financial statements
are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED APRIL 30, 2008 UNAUDITED AND THE YEAR ENDED OCTOBER 31, 2007


                                       2008           2007
DECREASE IN NET ASSETS:
Operations:
 Net investment income         $    399,849   $    991,973
 Net realized gain (loss) on
  investments and futures
  transactions                   (5,982,468)    16,611,850
 Net change in unrealized
  appreciation on investments
  and futures contracts          (6,794,110)    (7,642,588)
                               ---------------------------
 Net increase (decrease) in
  net assets resulting from
  operations                    (12,376,729)     9,961,235
                               ---------------------------

Dividends and distributions to
 shareholders:
 From net investment income:
    Class A                        (577,455)      (258,589)
    Class B                          (6,705)            --
    Class C                         (14,000)            --
    Class I                        (225,102)      (124,722)
    Class R3                           (446)            (5)
                               ---------------------------
                                   (823,708)      (383,316)
                               ---------------------------
 From net realized gain on investments:
    Class A                      (8,414,430)    (2,138,909)
    Class B                      (2,653,403)      (729,507)
    Class C                      (3,030,218)    (1,039,189)
    Class I                      (2,363,902)      (793,862)
    Class R3                        (10,211)          (339)
                               ---------------------------
                                (16,472,164)    (4,701,806)
                               ---------------------------
 Total dividends and
  distributions to
  shareholders                  (17,295,872)    (5,085,122)
                               ---------------------------

Capital share transactions:
 Net proceeds from sale of
  shares                          9,958,679     34,729,708
 Net asset value of shares
  issued to shareholders in
  reinvestment of dividends
  and distributions              14,612,791      4,502,170
 Cost of shares redeemed        (28,658,018)   (50,467,394)
                               ---------------------------
    Decrease in net assets
     derived from capital
     share transactions          (4,086,548)   (11,235,516)
                               ---------------------------
    Net decrease in net
     assets                     (33,759,149)    (6,359,403)

NET ASSETS:
Beginning of period             135,279,830    141,639,233
                               ---------------------------
End of period                  $101,520,681   $135,279,830
                               ===========================
Accumulated undistributed net
 investment income at end of
 period                        $    199,796   $    623,655
                               ===========================





The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              17

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS


                            INVESTOR CLASS                              CLASS A
                            --------------    ----------------------------------------------------------
                             FEBRUARY 28,                                                     JANUARY 2,
                                 2008*        SIX MONTHS                                        2004*
                                THROUGH          ENDED                                         THROUGH
                               APRIL 30,       APRIL 30,        YEAR ENDED OCTOBER 31,       OCTOBER 31,

                            ----------------------------------------------------------------------------
                                2008**          2008**       2007       2006       2005         2004

Net asset value at
  beginning of period           $ 22.46         $ 28.93     $ 27.91    $ 26.10    $ 23.45       $21.93
                                -------         -------     -------    -------    -------       ------
Net investment income
  (loss)                          (0.01)(a)        0.11 (a)    0.26 (a)   0.12       0.06        (0.01)
Net realized and
  unrealized gain (loss)
  on investments                   0.36           (2.43)       1.81       3.12       3.34         1.53
                                -------         -------     -------    -------    -------       ------
Total from investment
  operations                       0.35           (2.32)       2.07       3.24       3.40         1.52
                                -------         -------     -------    -------    -------       ------
Less dividends and
  distributions:
  From net investment
     income                          --           (0.22)      (0.11)     (0.08)     (0.04)          --
  From net realized gain
     on investments                  --           (3.58)      (0.94)     (1.35)     (0.71)          --
                                -------         -------     -------    -------    -------       ------
Total dividends and
  distributions                      --           (3.80)      (1.05)     (1.43)     (0.75)          --
                                -------         -------     -------    -------    -------       ------
Net asset value at end of
  period                        $ 22.81         $ 22.81     $ 28.93    $ 27.91    $ 26.10       $23.45
                                =======         =======     =======    =======    =======       ======
Total investment return
  (c)                              1.56%(d)       (8.93%)(d)   7.56%     12.89%     14.59%        6.93%(d)
Ratios (to average net
  assets)/Supplemental
  Data:
  Net investment income
     (loss)                       (0.19%)+         0.98% +     0.89%      0.47%      0.32%       (0.21%)+
  Net expenses                     1.45% +         1.35% +     1.35%      1.35%      1.50%        1.53% +#
  Expenses (before
     waiver/reimbursement)         1.79% +         1.85% +     1.65%      1.68%      1.78%        2.13% +#
Portfolio turnover rate              55%             55%        150%        94%       153%          43%
Net assets at end of
  period (in 000's)             $13,987         $38,140     $69,082    $64,829    $42,239       $6,554




                                                           CLASS C
                            --------------------------------------------------------------------
                                                                                    DECEMBER 30,
                            SIX MONTHS                                                  2002*
                               ENDED                                                   THROUGH
                             APRIL 30,             YEAR ENDED OCTOBER 31,            OCTOBER 31,

                            --------------------------------------------------------------------
                              2008**        2007       2006       2005      2004        2003

Net asset value at
  beginning of period         $ 28.09     $ 27.21    $ 25.59    $ 23.14    $20.86      $15.87
                              -------     -------    -------    -------    ------      ------
Net investment income
  (loss)                         0.02 (a)    0.04 (a)  (0.05)     (0.08)    (0.07)      (0.06)(a)
Net realized and
  unrealized gain (loss)
  on investments                (2.38)       1.78       3.02       3.25      2.50        5.05
                              -------     -------    -------    -------    ------      ------
Total from investment
  operations                    (2.36)       1.82       2.97       3.17      2.43        4.99
                              -------     -------    -------    -------    ------      ------
Less dividends and
  distributions:
  From net investment
     income                     (0.01)         --         --      (0.01)       --          --
  From net realized gain
     on investments             (3.58)      (0.94)     (1.35)     (0.71)    (0.15)         --
                              -------     -------    -------    -------    ------      ------
Total dividends and
  distributions                 (3.59)      (0.94)     (1.35)     (0.72)    (0.15)         --
                              -------     -------    -------    -------    ------      ------
Net asset value at end of
  period                      $ 22.14     $ 28.09    $ 27.21    $ 25.59    $23.14      $20.86
                              =======     =======    =======    =======    ======      ======
Total investment return
  (c)                           (9.28%)(d)   6.72%     12.09%     13.76%    11.71%      31.44%(d)
Ratios (to average net
  assets)/Supplemental
  Data:
  Net investment income
     (loss)                      0.16% +     0.15%     (0.26%)    (0.43%)   (0.96%)     (0.53%)+
  Net expenses                   2.11% +     2.10%      2.10%      2.25%     2.28% #     2.13% +#
  Expenses (before
     waiver/reimbursement)       2.58% +     2.39%      2.43%      2.53%     2.88% #     2.37% +#
Portfolio turnover rate            55%        150%        94%       153%       43%         90%
Net assets at end of
  period (in 000's)           $17,600     $24,485    $31,445    $22,687    $4,951      $    1




*    Commencement of operations.
**   Unaudited.
+    Annualized.
#    Includes transfer agent fees paid indirectly which amounted to 0.02% and 0.09%
     of average net assets for the years or periods ended October 31, 2004 and
     October 31, 2003, respectively.
(a)  Per share data based on average shares outstanding during the period.
(b)  Less than one cent per share.
(c)  Total return is calculated exclusive of sales charges and assumes the reinvestments of dividends and distributions. Class I and Class R3 shares are not subject to sales charges.
(d)  Total return is not annualized.





18    MainStay Mid Cap Opportunity Fund    The notes to the financial statements
are an integral part of, and should be read in conjunction with, the financial statements.

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS


                                CLASS B
      ----------------------------------------------------------
                                                      JANUARY 2,
      SIX MONTHS                                        2004*
         ENDED                                         THROUGH
       APRIL 30,        YEAR ENDED OCTOBER 31,       OCTOBER 31,

      ----------------------------------------------------------
        2008**       2007       2006       2005         2004
        $ 28.10     $ 27.23    $ 25.60    $ 23.14       $21.79
        -------     -------    -------    -------       ------
           0.02 (a)    0.04 (a)  (0.08)     (0.10)       (0.07)
          (2.37)       1.77       3.06       3.28         1.42
        -------     -------    -------    -------       ------
          (2.35)       1.81       2.98       3.18         1.35
        -------     -------    -------    -------       ------

          (0.01)         --         --      (0.01)          --
          (3.58)      (0.94)     (1.35)     (0.71)          --
        -------     -------    -------    -------       ------
          (3.59)      (0.94)     (1.35)     (0.72)          --
        -------     -------    -------    -------       ------
        $ 22.16     $ 28.10    $ 27.23    $ 25.60       $23.14
        =======     =======    =======    =======       ======
          (9.30%)(d)   6.76%     12.09%     13.81%        6.20%(d)

           0.17% +     0.15%     (0.18%)    (0.43%)      (0.96%)+
           2.12% +     2.10%      2.10%      2.25%        2.28% +#
           2.59% +     2.40%      2.43%      2.53%        2.88% +#
             55%        150%        94%       153%          43%
        $16,310     $21,376    $21,047    $25,068       $5,756




                                   CLASS I                                                 CLASS R3
      -----------------------------------------------------------------    ----------------------------------------
                                                                                                         APRIL 28,
      SIX MONTHS                                                           SIX MONTHS        YEAR          2006*
         ENDED                                                                ENDED         ENDED         THROUGH
       APRIL 30,                   YEAR ENDED OCTOBER 31,                   APRIL 30,    OCTOBER 31,    OCTOBER 31,

      -------------------------------------------------------------------------------------------------------------
        2008**        2007       2006       2005       2004       2003       2008**          2007           2006
        $ 29.28     $ 28.18    $ 26.34    $ 23.57    $ 21.01    $ 16.16      $28.91         $27.87         $27.81
        -------     -------    -------    -------    -------    -------      ------         ------         ------
           0.15 (a)    0.35 (a)   0.24       0.12       0.05       0.08 (a)    0.07 (a)       0.15 (a)      (0.00)(b)
          (2.47)       1.83       3.11       3.42       2.66       4.84       (2.43)          1.84           0.06
        -------     -------    -------    -------    -------    -------      ------         ------         ------
          (2.32)       2.18       3.35       3.54       2.71       4.92       (2.36)          1.99           0.06
        -------     -------    -------    -------    -------    -------      ------         ------         ------

          (0.30)      (0.14)     (0.16)     (0.06)        --      (0.07)      (0.14)         (0.01)            --
          (3.58)      (0.94)     (1.35)     (0.71)     (0.15)        --       (3.58)         (0.94)            --
        -------     -------    -------    -------    -------    -------      ------         ------         ------
          (3.88)      (1.08)     (1.51)     (0.77)     (0.15)     (0.07)      (3.72)         (0.95)            --
        -------     -------    -------    -------    -------    -------      ------         ------         ------
        $ 23.08     $ 29.28    $ 28.18    $ 26.34    $ 23.57    $ 21.01      $22.83         $28.91         $27.87
        =======     =======    =======    =======    =======    =======      ======         ======         ======
          (8.78%)(d)   7.87%     13.24%     15.11%     12.97%     30.59%      (9.04%)(d)      7.24%          0.22%(d)

           1.24% +     1.20%      0.81%      0.78%      0.26%      0.47%       0.62% +        0.50%         (0.02%)+
           1.04% +     1.04%      1.04%      1.04%      1.06%#     1.13%#      1.64% +        1.64%          1.64% +
           1.28% +     1.17%      1.16%      1.27%      1.66%#     1.37%#      1.89% +        1.77%          1.77% +
             55%        150%        94%       153%        43%        90%         55%           150%            94%
        $15,397     $20,256    $24,309    $23,379    $18,508    $13,617      $   86         $   80         $   10




The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              19

NOTES TO FINANCIAL STATEMENTS UNAUDITED

NOTE 1--ORGANIZATION AND BUSINESS:

Eclipse Funds (the "Trust") was organized on July 30, 1986 as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and is comprised of three funds (collectively referred to as the "Funds"). These financial statements and notes relate only to the MainStay Mid Cap Opportunity Fund (the "Fund"), a diversified fund.

The Fund currently offers six classes of shares. Class I shares commenced on December 27, 1994. Class C shares commenced on December 30, 2002. Class A shares and Class B shares commenced on January 2, 2004. Class R3 shares commenced on April 28, 2006. Investor Class shares commenced on February 28, 2008. Investor Class and Class A shares are offered at net asset value per share plus an initial sales charge. No sales charge applies on investments of $1 million or more (and certain other qualified purchases) in Investor Class and Class A shares, but a contingent deferred sales charge is imposed on certain redemptions of such shares within one year of the date of purchase. Class B shares and Class C shares are offered without an initial sales charge, although a declining contingent deferred sales charge may be imposed on redemptions made within six years of purchase of Class B shares and a 1% contingent deferred sales charge may be imposed on redemptions made within one year of purchase of Class C shares. Class I and Class R3 shares are not subject to a sales charge. Depending upon eligibility, Class B shares convert to either Investor Class or Class A shares eight years after the date they were purchased. Additionally, depending upon eligibility, Investor Class shares may convert to Class A shares and Class A shares may convert to Investor Class shares. The six classes of shares bear the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights and conditions except that Class B and Class C shares are subject to higher distribution fee rates than Investor Class, Class A and Class R3 shares under a distribution plan pursuant to Rule 12b-1 under the 1940 Act. Class I and Class R1 shares are not subject to a distribution or service fee. Class R3 shares are authorized to pay to New York Life Investment Management LLC, its affiliates, or third-party service providers, as compensation for services rendered to shareholders of Class R3 shares, a shareholder service fee.

The Fund's investment objective is to seek high total return.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES:

The Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America and follows the significant accounting policies described below.

(A) SECURITIES VALUATION. Equity securities are valued at the latest quoted sales prices as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date"). Securities that are not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Prices normally are taken from the principal market in which each security trades. Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Temporary cash investments acquired over 60 days prior to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature 60 days or less are valued at amortized cost. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost.

Securities for which market quotations are not readily available are valued by methods deemed in good faith by the Fund's Board of Trustees to represent fair value. Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security the trading for which has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security the market price of which is not available from an independent pricing source or, if so provided, does not, in the opinion of the Fund's Manager or Subadvisor (if applicable), reflect the security's market value; and (vi) a security where the trading on that security's principal market is temporarily closed at a time when, under normal conditions, it would be open. At April 30, 2008, the Fund did not hold securities that were valued in such a manner.

(B) FEDERAL INCOME TAXES. The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of the taxable income to the shareholders of the Fund within the allowable time limits. Therefore, no federal income tax provision is required.

In July 2006, the Financial Accounting Standards Board (the "FASB") issued Interpretation No. 48 "Accounting for Uncertainty in Income Taxes," an interpretation of FASB Statement No. 109 (the "Interpretation"). The Interpretation established for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a


20    Mainstay Mid Cap Opportunity Fund
particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation became effective for the Fund's 2008 fiscal year, and was applied to all open tax years as of the date of effectiveness. The Manager, as defined in Note 3, determined that the adoption of the Interpretation did not have an impact on the Fund's financial statements upon adoption. The Manager continually reviews the Fund's tax positions and such conclusions under the Interpretation based on factors including, but not limited to, ongoing analyses of tax laws and regulations, and interpretations, thereof.

(C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually. All dividends and distributions are reinvested in shares of the Fund, at net asset value, unless the shareholder elects otherwise. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from generally accepted accounting principles in the United States of America. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in-capital.

(D) SECURITY TRANSACTIONS AND INVESTMENT INCOME. The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date and interest income is accrued as earned using the effective interest rate method. Discounts and premiums on short-term securities are accreted and amortized, respectively, on the straight-line method.

Investment income and realized and unrealized gains and losses on investments of the Fund are allocated to separate classes of shares pro rata based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.

(E) EXPENSES. Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and the distribution plans further discussed in Note 3 (B)) are allocated to separate classes of shares pro rata based upon their relative net asset value on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.

(F) USE OF ESTIMATES. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(G) FUTURES CONTRACTS. A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a securities index. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" such contract on a daily basis to reflect the market value of the contract at the end of each day's trading. The Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin". When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. The Fund invests in stock index futures contracts to gain full exposure to changes in stock market prices to fulfill its investment objectives.

The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Fund's involvement in open futures positions. Risks arise from the possible imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. However, the Fund's activities in futures contracts are conducted through regulated exchanges which minimize counterparty credit risks.

(H) SECURITIES LENDING. In order to realize additional income the Fund may lend its securities to broker-dealers and financial institutions. The loans are collateralized by cash or securities at least equal at all times to the market value of the securities loaned. Collateral will consist of U.S. Government securities, cash equivalents or irrevocable letters of credit. The Fund may bear the risk of delay in recovery of, or loss of rights in, the securities loaned should the borrower of the securities experience financial difficulty. The Fund receives compensation for lending its securities in the form of fees or it retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund.

(I) INDEMNIFICATIONS. Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of

                                                   mainstayinvestments.com    21
business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.

NOTE 3--FEES AND RELATED PARTY TRANSACTIONS:

(A) MANAGER. New York Life Investment Management LLC ("NYLIM" or "Manager"), a registered investment adviser and an indirect wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager. The Manager provides offices and conducts clerical, recordkeeping and bookkeeping services, and is responsible for the financial and accounting records required to be maintained by the Fund. The Manager also pays the salaries and expenses of all personnel affiliated with the Fund and all the operational expenses that are not the responsibility of the Fund. The Fund is advised by the Manager directly, without a subadvisor.

The Fund is contractually obligated to pay the Manager a monthly fee for services performed and facilities furnished at an annual rate of 0.90% of the average daily net assets of the Fund. Effective May 1, 2008, this fee will change to the following: 0.90% on assets up to $1 billion and 0.85% on assets in excess of $1 billion.

Effective April 1, 2008 (February 28, 2008 for Investor Class shares), NYLIM has entered into a written expense limitation agreement under which it has agreed to waive a portion of the Fund's management fee or reimburse the expenses of the appropriate class of the Fund so that the total ordinary operating expenses of a class (total ordinary operating expenses excluding taxes, interest, litigation, extraordinary expenses, and brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and the fees and expenses of any other funds in which the Fund invests) do not exceed the following percentages of average daily net assets: Investor Class, 1.45%; Class A, 1.35%; Class B, 2.20%; Class C, 2.20%; Class I, 1.04%; Class R3, 1.64%. These expense limitations may be modified or terminated only with the approval of the Board of Trustees. NYLIM may recoup the amount of certain management fee waivers or expense reimbursements from the Fund pursuant to the agreement if such action does not cause the Fund to exceed existing expense limitations and the recoupment is made within three years after the year in which NYLIM incurred the expense.

For the six months ended April 30, 2008, NYLIM earned fees from the Fund in the amount of $499,900 and waived its fees in the amount of $248,250.

As of April 30, 2008, the amounts of waived/reimbursed fees that are subject to possible recoupment by NYLIM, and the related expiration dates are as follows:

                 OCTOBER 31,
 2008*        2009        2010        2011         TOTAL
$156,672    $398,710    $392,067    $248,250    $1,195,699
----------------------------------------------------------



* The expense limitation agreement became effective in 2005 and the recoupments will start to expire in 2008.

Between May 1, 2007 and April 1, 2008, NYLIM had a written expense limitation agreement under which it had agreed to waive a portion of the Fund's management fee or reimburse the expenses of the appropriate class of the Fund so that the class' total ordinary operating expenses did not exceed the following amounts of average daily net assets for each class: Class A, 1.35%; Class B, 2.10%; Class C, 2.10%; Class I, 1.04%; and Class R3, 1.64%. Prior to May 1, 2007, NYLIM had a different expense limitation agreement in place with respect to the Fund.

State Street Bank and Trust Company ("SSBT"), 1 Lincoln Street, Boston, Massachusetts, 02111, provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with NYLIM. These services include calculating daily net asset values of the Fund, maintaining general ledger and sub-ledger accounts for the calculation of the Fund's respective net asset values, and assisting NYLIM in conducting various aspects of the Fund's administrative operations. For providing these services to the Fund, SSBT is compensated by NYLIM.

(B) DISTRIBUTION, SERVICE AND SHAREHOLDER SERVICE FEES. The Trust, on behalf of the Fund, has a Distribution Agreement with NYLIFE Distributors LLC (the "Distributor"), an indirect wholly-owned subsidiary of New York Life. The Fund, with respect to Investor Class, Class A, Class B, Class C and Class R3 shares, has adopted a distribution plan (the "Plans") in accordance with the provisions of Rule 12b-1 under the 1940 Act.

Pursuant to the Investor Class and Class A Plans, the Distributor receives a monthly distribution fee from the Fund at an annual rate of 0.25% of the average daily net assets of the Fund's Investor Class and Class A shares, which is an expense of the Investor Class and Class A shares of the Fund, for distribution or service activities as designated by the Distributor. Pursuant to the Class B and Class C Plans, the Fund pays the Distributor a monthly distribution fee, which is an expense of the Class B and Class C shares of the Fund, at the annual rate of 0.75% of the average daily net assets of the Fund's Class B and Class C shares. The Plans provide that the Class B and


22    Mainstay Mid Cap Opportunity Fund

Class C shares of the Fund also incur a service fee at the annual rate of 0.25% of the average daily net asset value of the Class B and Class C shares of the Fund. Pursuant to the Class R3 Plan, the Distributor receives a monthly distribution fee from the Fund at the annual rate of 0.50% of the average daily net assets of the Fund's Class R3 shares, which is an expense of the Class R3 shares of the Fund for distribution or service activities as designated by the Distributor. Class I shares are not subject to a distribution or service fee.

The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.

In accordance with the Shareholder Services Plan for the Class R3 shares, the Manager has agreed to provide, through its affiliates or independent third parties, various shareholder and administrative support services to shareholders of the Class R3 shares. For its services, the Manager is entitled to a Shareholder Service Fee accrued daily and paid monthly at an annual rate of 0.10% of the average daily net assets attributable to the Class R3 shares.

(C) SALES CHARGES. The Fund was advised by the Distributor that the amount of sales charges retained on sales of Investor Class and Class A shares were $1,018 and $8,689, respectively, for the six months ended April 30, 2008. The Fund was also advised that the Distributor retained contingent deferred sales charges on redemptions of Class A, Class B and Class C shares of $7, $20,735 and $1,164, respectively, for the six months ended April 30, 2008.

(D) TRANSFER, DIVIDEND DISBURSING AND SHAREHOLDER SERVICING AGENT. NYLIM Service Company LLC ("NYLIM Service"), an affiliate of NYLIM, is the Fund's transfer, dividend disbursing and shareholder servicing agent. NYLIM Service has entered into an agreement with Boston Financial Data Services pursuant to which it performs certain services for which NYLIM Service is responsible. Transfer agent expenses incurred by the Fund, for the six months ended April 30, 2008, amounted to $275,714.

(E) SMALL ACCOUNT FEES. Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. Shareholders with an account balance of less than $1,000 are charged an annual per account fee of $20 (assessed semi-annually).

(F) CAPITAL. At April 30, 2008, New York Life and its affiliates held beneficially shares of the Fund with the following values and percentages of net assets as follows:

Investor Class                     $25,390    0.2%
-------------------------------------------------
Class A                              1,355    0.0*
-------------------------------------------------
Class B                              1,312    0.0*
-------------------------------------------------



* Less than one-tenth of a percent.

(G) OTHER. Pursuant to an Amended and Restated Management Agreement between the Fund and NYLIM, the cost of legal services provided to the Fund by the Office of the General Counsel of NYLIM are payable directly by the Fund. For the six months ended April 30, 2008, these fees, which are included in professional fees shown on the Statement of Operations, were $2,885.

NOTE 4--FEDERAL INCOME TAX:

The tax character of distributions paid during the year ended October 31, 2007, shown in the Statement of Changes in Net Assets, was as follows:

                                            2007
Distributions paid from:
  Ordinary Income                     $2,211,645
  Long-Term Capital Gains              2,873,477
------------------------------------------------
                                      $5,085,122
------------------------------------------------



NOTE 5--CUSTODIAN:

SSBT is the custodian of cash and securities of the Fund. Custodial fees are charged to the Fund based on the market value of securities in the Fund and the number of certain cash transactions incurred by the Fund.

NOTE 6--LINE OF CREDIT:

The Fund, and certain affiliated funds, maintain a line of credit of $160,000,000 with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive shareholder redemption requests. These funds pay a commitment fee, at an annual rate of .060% of the average commitment amount, regardless of usage, to The Bank of New York, which serves as agent to the syndicate. Such commitment fees are allocated among the funds based upon net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Advances rate. There were no borrowings made or outstanding with respect to the Fund on the line of credit during the six months ended April 30, 2008.


                                                   mainstayinvestments.com    23

NOTE 7--PURCHASES AND SALES OF SECURITIES (IN 000'S):

During the six months ended April 30, 2008, purchases and sales of securities, other than short-term securities, were $60,392 and $83,603, respectively.

NOTE 8--CAPITAL SHARE TRANSACTIONS:

 INVESTOR CLASS                  SHARES      AMOUNT
Period ended April 30, 2008*:
Shares sold                       6,199   $   140,799
Shares redeemed                 (26,739)     (601,209)
                                ---------------------
Net decrease in shares
  outstanding before
  conversion                    (20,540)     (460,410)
Shares converted from Class A
  (See Note 1)                  630,178    13,441,701
Shares converted from Class B
  (See Note 1)                    3,452        73,801
                                ---------------------
Net increase                    613,090   $13,055,092
                                =====================




* Investor Class shares were first offered on February 28, 2008.

 CLASS A                        SHARES       AMOUNT
Six months ended April 30,
  2008:
Shares sold                     273,532   $  6,479,037
Shares issued to shareholders
  in reinvestment of
  dividends and distributions   293,427      7,225,652
Shares redeemed                (677,955)   (15,554,883)
                               -----------------------
Net decrease in shares
  outstanding before
  conversion                   (110,996)    (1,850,194)
Shares reacquired upon
  conversion into Investor
  Class (See Note 1)           (630,178)   (13,441,701)
Shares converted from Class B
  (See Note 1)                   25,961        591,839
                               -----------------------
Net decrease                   (715,213)  $(14,700,056)
                               =======================
Year ended October 31, 2007:
Shares sold                     743,236   $ 21,740,996
Shares issued to shareholders
  in reinvestment of
  dividends and distributions    72,815      2,060,305
Shares redeemed                (816,684)   (23,698,531)
                               -----------------------
Net increase (decrease) in
  shares outstanding before
  conversion                       (633)       102,770
Shares converted from Class B
  (See Note 1)                   65,176      1,908,866
                               -----------------------
Net increase                     64,543   $  2,011,636
                               =======================




 CLASS B                         SHARES       AMOUNT
Six months ended April 30,
  2008:
Shares sold                       52,694   $ 1,194,902
Shares issued to shareholders
  in reinvestment of dividends
  and distributions              107,820     2,570,293
Shares redeemed                 (154,988)   (3,496,135)
                                ----------------------
Net increase in shares
  outstanding before
  conversion                       5,526       269,060
Shares reacquired upon
  conversion into Class A (See
  Note 1)                        (26,670)     (591,839)
Shares reacquired upon
  conversion into Investor
  Class (See Note 1)              (3,550)      (73,801)
                                ----------------------
Net decrease                     (24,694)  $  (396,580)
                                ======================
Year ended October 31, 2007:
Shares sold                      198,682   $ 5,673,916
Shares issued to shareholders
  in reinvestment of dividends
  and distributions               25,718       709,281
Shares redeemed                 (169,968)   (4,801,570)
                                ----------------------
Net increase in shares
  outstanding before
  conversion                      54,432     1,581,627
Shares reacquired upon
  conversion into Class A (See
  Note 1)                        (66,853)   (1,908,866)
                                ----------------------
Net decrease                     (12,421)  $  (327,239)
                                ======================




 CLASS C                        SHARES       AMOUNT
Six months ended April 30,
  2008:
Shares sold                      63,860   $  1,465,527
Shares issued to shareholders
  in reinvestment of
  dividends and distributions    96,606      2,300,947
Shares redeemed                (237,311)    (5,347,009)
                               -----------------------
Net decrease                    (76,845)  $ (1,580,535)
                               =======================
Year ended October 31, 2007:
Shares sold                     147,937   $  4,205,606
Shares issued to shareholders
  in reinvestment of
  dividends and distributions    30,628        844,105
Shares redeemed                (462,284)   (13,072,120)
                               -----------------------
Net decrease                   (283,719)  $ (8,022,409)
                               =======================






24    Mainstay Mid Cap Opportunity Fund

 CLASS I                         SHARES       AMOUNT
Six months ended April 30,
  2008:
Shares sold                       28,066   $   661,473
Shares issued to shareholders
  in reinvestment of dividends
  and distributions              100,402     2,505,242
Shares redeemed                 (153,125)   (3,654,481)
                                ----------------------
Net decrease                     (24,657)  $  (487,766)
                                ======================
Year ended October 31, 2007:
Shares sold                      102,800   $ 3,010,618
Shares issued to shareholders
  in reinvestment of dividends
  and distributions               31,068       888,135
Shares redeemed                 (304,844)   (8,864,161)
                                ----------------------
Net decrease                    (170,976)  $(4,965,408)
                                ======================

 CLASS R3                        SHARES       AMOUNT
Six months ended April 30,
  2008:
Shares sold                          766   $    16,941
Shares issued to shareholders
  in reinvestment of dividends
  and distributions                  433        10,657
Shares redeemed                     (196)       (4,301)
                                ----------------------
Net increase                       1,003   $    23,297
                                ======================
Year ended October 31, 2007:
Shares sold                        3,429   $    98,572
Shares issued to shareholders
  in reinvestment of dividends
  and distributions                   12           344
Shares redeemed                   (1,027)      (31,012)
                                ----------------------
Net increase                       2,414   $    67,904
                                ======================



NOTE 9--NEW ACCOUNTING PRONOUNCEMENTS:

In September 2006, FASB issued Statement on Financial Accounting Standards
(SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of "fair value", sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards and is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2008, the Fund does not believe the adoption of SFAS No. 157, effective for the Fund for the fiscal year beginning November 1, 2008, will impact the amounts reported in the Fund's financial statements. However, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements reported in the financial statements for a fiscal period.

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statements and related disclosures.


                                                   mainstayinvestments.com    25

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AND SUBADVISORY AGREEMENT

Section 15(c) of the Investment Company Act of 1940, as amended (the "1940 Act") requires that each mutual fund's board of trustees, including a majority of trustees who are not "interested persons" of the fund, as defined in the 1940 Act ("Independent Trustees"), annually review and approve the fund's investment advisory Agreement. At its April 8-9, 2008 meeting, the Board of Trustees (the "Board") of the Mid Cap Opportunity Fund (the "Fund"), which was comprised solely of Independent Trustees, unanimously approved the Amended and Restated Management Agreement (the "Agreement") for the Fund for one year.

In reaching its decision to approve the Agreement, the Board considered information furnished to the Board throughout the year at regular and special Board meetings, as well as information prepared specifically in connection with the annual contract review process that took place at various meetings between December 2007 and April 2008. Information provided to the Board at its meetings throughout the year included, among other things, detailed investment analytics reports on the Fund, prepared by the Investment Consulting Group at New York Life Investment Management LLC ("NYLIM"), investment adviser to the Fund. The structure and format for this regular reporting was developed in consultation with the Board. The Board also received throughout the year, among other things, periodic reports on shareholder services, legal and compliance matters, portfolio turnover, and sales and marketing activity. Information requested by and provided to the Board specifically in connection with the annual contract review process included, among other things, a report on the Fund prepared by Strategic Insight Mutual Fund Research and Consulting, LLC ("Strategic Insight"), an independent third-party service provider engaged by the Board to report objectively on the Fund's investment performance, management fee and ordinary operating expenses. The Board also requested and received information on the profitability of the Fund to NYLIM and its affiliates, discussed in greater detail below, and responses to a comprehensive list of questions encompassing a variety of topics prepared on behalf of the Board by independent legal counsel to the Board. In addition, the Board considered information provided to it by NYLIM and independent legal counsel concerning the Agreement, which was amended and restated to more completely reflect the services provided to the Fund, but did not result in a material amendment to the Fund's prior contractual arrangements.

In determining to approve the Agreement for one year, the members of the Board reviewed and evaluated all of this information and factors they believed, in light of legal advice furnished to them by independent legal counsel and through the exercise of their own business judgment, to be relevant and appropriate. The broad factors considered by the Board are discussed in greater detail below, and included, among other things: (i) the nature, extent, and quality of the services to be provided to the Fund by NYLIM as adviser to the Fund; (ii) the investment performance of the Fund; (iii) the cost of the services to be provided, and profits to be realized, by NYLIM and its affiliates from NYLIM's relationship with the Fund; (iv) the extent to which economies of scale may be realized as the Fund grows, and the extent to which economies of scale may benefit Fund investors; and (v) the reasonableness of the Fund's management fee level and overall total ordinary operating expenses, particularly as compared to similar portfolios.

The Board's decision to approve the Agreement was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year and specifically in connection with the contract review process. The members of the Board may have weighed certain factors differently. The Board's conclusions with respect to the Agreement were based also on the Board's consideration of the Agreement in prior years. In addition to considering the factors noted above, the Board observed that there are a range of investment options available to shareholders of the Fund, including a wide variety of mutual funds offered by competitors to the MainStay Group of Funds, and that the Fund's shareholders, having had the opportunity to consider alternative investment products and services, have chosen to invest in the MainStay Group of Funds. A discussion of the factors that figured prominently in the Board's decision to approve the Agreement is provided below.

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDE BY NYLIM

In considering the approval of the Agreement, the Board examined the nature, extent and quality of the services that NYLIM provides to the Fund. The Board evaluated NYLIM's experience in serving as manager of the Fund, noting that NYLIM manages other mutual funds and serves a variety of other investment advisory clients, including other pooled investment vehicles. The Board considered the experience of senior personnel at NYLIM providing management and administrative services to the Fund, as well as NYLIM's reputation and financial condition. The Board considered NYLIM's performance in fulfilling its responsibilities for overseeing the Fund's legal and compliance environment, and for implementing Board directives as they relate to the Fund. In addition, the Board noted that NYLIM also is responsible for paying all of the salaries and expenses for the Fund's officers. The Board considered the scope and quality of NYLIM's services provided to the Fund's shareholders (including services provided through its affiliate, NYLIM Service Company LLC), such as the more extensive requirements of New York Life agents and reputation as a high-quality provider of shareholder services, which has


26    Mainstay Mid Cap Opportunity Fund
been recognized by independent third-parties on numerous occasions. The Board noted the role that the MainStay Group of Funds historically has played in serving the investment needs of New York Life Insurance Company policyholders, who often maintain smaller account balances than other retail investors. The Board acknowledged that it had approved NYLIM's recommendation to create a new "Investor Class" of shares designed principally to address the higher shareholder-servicing costs typically associated with smaller shareholder accounts. The Board also reviewed NYLIM's willingness to invest in personnel designed to benefit the Fund, including enhancements to investment teams at NYLIM's Equity Investors Group. The Board further considered NYLIM's track record and experience in providing investment advisory services to the Fund. In this regard, the Board considered the experience of the Fund's portfolio management team, the number of accounts managed by the portfolio managers and NYLIM's method for compensating portfolio managers. In addition, the Board considered the benefits to shareholders of being part of the MainStay Group of Funds, including the privilege of exchanging investments between the same class of shares without the imposition of a sales charge, as described more fully in the Fund's prospectus. Based on these considerations, the Board concluded, within the context of its overall determinations regarding the Agreement, that the Fund is likely to continue to benefit from the nature, extent and quality of these services as a result of NYLIM's experience, personnel, operations and resources.

INVESTMENT PERFORMANCE OF THE MID CAP OPPORTUNITY FUND

In evaluating the Fund's investment performance, the Board considered investment performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered the detailed investment analytics reports provided by NYLIM's Investment Consulting Group on the Fund throughout the year. These reports, which were prepared by NYLIM in consultation with the Board, include, among other things, information on the Fund's gross and net returns, the Fund's investment performance relative to relevant investment categories and Fund benchmarks, the Fund's risk-adjusted investment performance, and the Fund's investment performance as compared to similar competitor funds, as appropriate. The Board also considered information provided by Strategic Insight showing the investment performance of the Fund as compared to similar mutual funds managed by other investment advisers.

In considering the Fund's investment performance, the Board gave weight to its ongoing discussions with senior management at NYLIM concerning Fund investment performance, as well as discussions between the Fund's portfolio managers and the Board that occurred at meetings from time to time throughout the year and in previous years. The Board considered specific actions that NYLIM had taken, or had agreed with the Board to take, to improve the Fund's investment performance, and any results of those actions. In considering the Fund's investment performance, the Board focused principally on the Fund's long-term performance track record, as opposed to the Fund's short-term investment performance.

As part of its evaluation of the Fund's investment performance, the Board gave particular attention to any information indicating underperformance for specific time periods relative to a peer group or benchmark, and NYLIM's explanations for such underperformance. The Board discussed with NYLIM reasons for the Fund's underperformance relative to its benchmark and peer group, and NYLIM's plans for enhancing the Fund's future investment performance. The Board noted that NYLIM engaged a new portfolio management team to manage the Fund, and NYLIM's stated commitment to evaluate the Fund's investment process, and the Board concluded it was appropriate to allow NYLIM sufficient time to improve the Fund's investment performance.

Based on these considerations, the Board concluded, within the context of its overall determinations regarding the Agreement, that NYLIM is taking appropriate and reasonable actions to address the Board's concerns about the Fund's investment performance. The Fund discloses more information about its performance in the Portfolio Manager Discussions and Financial Highlights sections of this Semiannual Report and in the Fund's prospectus.

COSTS OF THE SERVICES PROVIDED, AND PROFITS TO BE REALIZED, BY NYLIM AND ITS AFFILIATES

The Board considered the costs of the services provided by NYLIM under the Agreement and the profitability of NYLIM and its affiliates due to their relationship with the Fund over various time periods.

In evaluating the costs and profits of NYLIM and its affiliates due to their relationship with the Fund, the Board considered, among other things, NYLIM's investments in personnel, systems, equipment and other resources necessary to manage the Fund. The Board acknowledged that NYLIM must be in a position to pay and retain experienced professional personnel to provide services to the Fund, and that NYLIM's ability to maintain a strong financial position is important in order for NYLIM to continue to provide high-quality ongoing services to the Fund and its shareholders. The Board noted, for example, increased costs borne by NYLIM and its affiliates due to new and ongoing regulatory and compliance requirements.

The Board also reviewed information from NYLIM regarding the estimated profitability realized by NYLIM and its affiliates due to their overall relationship with the Fund. The Board considered information from NYLIM illustrating the revenues and expenses allocated by NYLIM to the

                                                   mainstayinvestments.com    27

Fund, noting the difficulty in obtaining reliable comparative data about mutual fund managers' profitability, since such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager's organization, the types of funds it manages, and the manager's capital structure and costs of capital. While recognizing the difficulty in evaluating a manager's profitability with respect to the Fund, and noting that other profitability methodologies may also be reasonable, the Board concluded that the profitability methodology presented by NYLIM to the Board with respect to the Fund was reasonable in all material respects.

In considering the costs and profitability of the Fund, the Board also considered certain fall-out benefits that may be realized by NYLIM and its affiliates due to their relationship with the Fund. The Board recognized, for example, the benefits to NYLIM from legally permitted "soft-dollar" arrangements by which brokers may provide research and other services to NYLIM in exchange for commissions paid by the Fund with respect to trades on the Fund's portfolio securities. The Board also considered that, in addition to fees earned by NYLIM for managing the Fund, NYLIM affiliates also earn revenues from serving the Fund in various other capacities, including as transfer agent and distributor. The information provided to the Board indicated that the profitability to NYLIM and its affiliates arising directly from these other arrangements was not excessive. The Board noted that, although it assessed the overall profitability of the Fund to NYLIM and its affiliates as part of the annual contract review process, when considering the reasonableness of the fees to be paid to NYLIM and its affiliates under the Agreement, the Board considered the profitability of NYLIM's relationship with the Fund on a pre-tax basis, and without regard to distribution expenses.

After evaluating the information presented to the Board, the Board concluded, within the context of its overall determinations regarding the Agreement, that the profit to be realized by NYLIM and its affiliates due to their relationship with the Fund is fair and reasonable.

EXTENT TO WHICH ECONOMIES OF SCALE MAY BE REACHED AS THE FUND GROWS

The Board also considered whether the Fund's expense structure permitted economies of scale to be shared with Fund investors. The Board reviewed information from NYLIM and Strategic Insight showing how the Fund's management fee compared with fees charged for similar services by peer funds as assets hypothetically increase over time. The Board noted the extent to which the Fund benefits from economies of scale through expense waivers and reimbursements. While recognizing that any precise determination of future economies of scale is necessarily subjective, the Board considered the extent to which NYLIM may realize a larger profit margin as the Fund's assets grow over time. The Board also observed that NYLIM subsidizes many of the Fund's overall expenses through the operation of contractual expense limitations that may be lifted only with prior approval of the Board.

Based on this information, the Board concluded, within the context of its overall determinations regarding the Agreement, that the Fund's expense structure appropriately reflects economies of scale for the benefit of Fund investors. The Board noted, however, that it would continue to evaluate the reasonableness of the Fund's expense structure as the Fund continues to grow over time.

MANAGEMENT FEE AND TOTAL ORDINARY OPERATING EXPENSES

The Board evaluated the reasonableness of the fee to be paid under the Agreement and the Fund's total ordinary operating expenses.

The Board considered information provided by NYLIM on the fees that NYLIM charges to other investment advisory clients, including institutional separate accounts and other funds with similar investment objectives as the Fund. In this regard, the Board took into account the relative scope of services provided to the Fund as opposed to NYLIM's other investment advisory clients. The Board also considered comparative data provided by Strategic Insight on the fees and expense ratios charged by similar mutual funds managed by other investment advisers. This comparative information assisted the Board in evaluating the reasonableness of the Fund's management fee when compared to similar fees charged by NYLIM to other investment advisory clients, and fees charged by other investment advisers to mutual funds in the Fund's peer group.

In assessing the reasonableness of the Fund's management fee and total ordinary operating expenses, the Board took note of any fee and expense arrangements that had been negotiated by the Board with NYLIM in recent years and observed that NYLIM has subsidized the total ordinary operating expenses of the Fund and Fund share classes through the imposition of contractual expense limitation arrangements that may be modified only with prior approval of the Board.

Based on these considerations, the Board concluded that the Fund's management fee and total ordinary operating expenses were within a range that is competitive and, within the context of the Board's overall conclusions regarding the Agreement, supports the conclusion that these fees and expenses are reasonable.

CONCLUSION

On the basis of the information provided to it and its evaluation thereof, the Board, which consisted entirely of Independent Trustees, unanimously approved the Agreement for one year.



28    Mainstay Mid Cap Opportunity Fund

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A description of the policies and procedures that NYLIM uses to vote proxies related to the Fund's securities is available without charge, upon request, (i) by visiting the Fund's website at mainstayinvestments.com; and (ii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.


The Fund is required to file with the SEC its proxy voting record for the 12-month period ending June 30 on Form N-PX. The Fund's most recent Form N-PX is available free of charge upon request by calling 800-MAINSTAY (624-6782); visiting the Funds' website at mainstayinvestments.com; or on the SEC's website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

Each Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. The Funds' Form N-Q is available without charge, on the SEC's website at www.sec.gov or by calling NYLIM at 800-MAINSTAY (624-6782). You also can obtain and review copies of Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).



                                                   mainstayinvestments.com    29

MAINSTAY FUNDS

MAINSTAY OFFERS A WIDE RANGE OF FUNDS FOR VIRTUALLY ANY INVESTMENT NEED. THE FULL ARRAY OF MAINSTAY OFFERINGS IS LISTED HERE, WITH INFORMATION ABOUT THE MANAGER, SUBADVISORS, LEGAL COUNSEL, AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.


EQUITY FUNDS
MAINSTAY 130/30 CORE FUND
MAINSTAY 130/30 GROWTH FUND
MAINSTAY ALL CAP GROWTH FUND
MAINSTAY CAPITAL APPRECIATION FUND
MAINSTAY COMMON STOCK FUND
MAINSTAY EQUITY INDEX FUND(1)
MAINSTAY GROWTH EQUITY FUND(2)
MAINSTAY ICAP EQUITY FUND
MAINSTAY ICAP SELECT EQUITY FUND
MAINSTAY LARGE CAP GROWTH FUND
MAINSTAY LARGE CAP OPPORTUNITY FUND(2)
MAINSTAY MAP FUND
MAINSTAY MID CAP GROWTH FUND
MAINSTAY MID CAP OPPORTUNITY FUND
MAINSTAY MID CAP VALUE FUND
MAINSTAY S&P 500 INDEX FUND
MAINSTAY SMALL CAP GROWTH FUND
MAINSTAY SMALL CAP OPPORTUNITY FUND
MAINSTAY SMALL CAP VALUE FUND
MAINSTAY VALUE FUND

INCOME FUNDS
MAINSTAY 130/30 HIGH YIELD FUND(2)
MAINSTAY CASH RESERVES FUND
MAINSTAY DIVERSIFIED INCOME FUND
MAINSTAY FLOATING RATE FUND
MAINSTAY GOVERNMENT FUND
MAINSTAY HIGH YIELD CORPORATE BOND FUND
MAINSTAY INDEXED BOND FUND
MAINSTAY INSTITUTIONAL BOND FUND
MAINSTAY INTERMEDIATE TERM BOND FUND
MAINSTAY MONEY MARKET FUND
MAINSTAY PRINCIPAL PRESERVATION FUND
MAINSTAY SHORT TERM BOND FUND
MAINSTAY TAX FREE BOND FUND

BLENDED FUNDS
MAINSTAY BALANCED FUND
MAINSTAY CONVERTIBLE FUND
MAINSTAY INCOME MANAGER FUND
MAINSTAY TOTAL RETURN FUND

INTERNATIONAL FUNDS
MAINSTAY 130/30 INTERNATIONAL FUND
MAINSTAY GLOBAL HIGH INCOME FUND
MAINSTAY ICAP GLOBAL FUND
MAINSTAY ICAP INTERNATIONAL FUND
MAINSTAY INTERNATIONAL EQUITY FUND


ASSET ALLOCATION FUNDS
MAINSTAY CONSERVATIVE ALLOCATION FUND
MAINSTAY GROWTH ALLOCATION FUND
MAINSTAY MODERATE ALLOCATION FUND
MAINSTAY MODERATE GROWTH ALLOCATION FUND

RETIREMENT FUNDS
MAINSTAY RETIREMENT 2010 FUND
MAINSTAY RETIREMENT 2020 FUND
MAINSTAY RETIREMENT 2030 FUND
MAINSTAY RETIREMENT 2040 FUND
MAINSTAY RETIREMENT 2050 FUND

MANAGER

NEW YORK LIFE INVESTMENT MANAGEMENT LLC
NEW YORK, NEW YORK

SUBADVISORS

INSTITUTIONAL CAPITAL LLC(3)
CHICAGO, ILLINOIS

MACKAY SHIELDS LLC(3)
NEW YORK, NEW YORK

MARKSTON INTERNATIONAL LLC
WHITE PLAINS, NEW YORK

MCMORGAN & COMPANY LLC(3)
SAN FRANCISCO, CALIFORNIA

WINSLOW CAPITAL MANAGEMENT, INC.
MINNEAPOLIS, MINNESOTA

LEGAL COUNSEL

DECHERT LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL OR CALL 800-MAINSTAY (624-6782) FOR A FREE PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE INVESTMENT COMPANY. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

1. Closed to new investors and new purchases as of January 1, 2002.
2. Offered only to residents of Connecticut, Maryland, New Jersey, and New York.
3. An affiliate of New York Life Investment Management LLC.

                        Not part of the Semiannual Report

 -----------------------------------------------------
Not FDIC insured.  No bank guarantee.  May lose value.




NYLIFE DISTRIBUTORS LLC, 169 LACKAWANNA AVENUE,
PARSIPPANY, NEW JERSEY 07054

This report may be distributed only when preceded or accompanied by a current Fund prospectus.

mainstayinvestments.com                                            Eclipse Funds

(C) 2008 by NYLIFE Distributors LLC. All rights reserved.
                                                      SEC File Number: 811-04847
NYLIM-AO13053         (RECYCLE LOGO)            MS156-08           MSMR10-06/08
                                                                          A5

(MAINSTAY LOGO)


                 MAINSTAY

                 SMALL CAP OPPORTUNITY FUND



                 Message from the President

                 and

                 Semiannual Report

                 Unaudited

                 April 30, 2008

MESSAGE FROM

THE PRESIDENT
Stock and bond investors alike faced a series of challenges during the six months ended April 30, 2008. Lower real estate prices, slowing construction activity and weak consumer spending all took a toll on the U.S. economy. Growth in real gross national product declined dramatically in the fourth quarter of 2007 and, according to preliminary estimates, recovered only slightly in the first quarter of 2008.

Many financial institutions faced substantial write-downs on subprime mortgages and other lower-quality loans. As banks began to tighten their lending requirements, homeowners and businesses found it more difficult to raise needed capital. Recognizing the need for additional liquidity, the Federal Open Market Committee lowered the federal funds target rate and announced various programs to provide additional liquidity for financial institutions.

As the subprime mortgage crisis escalated, bond investors moved away from higher-risk debt securities toward the relative safety of U.S. Treasury issues. Caution also gripped the equity market as many investors shifted assets into sectors that tend to remain stable in periods of economic weakness.

Bonds generally fared much better than stocks during the six months ended April 30, 2008. All major U.S. stock market indexes declined over the same period, but small-capitalization stocks suffered the most. Among mid-cap and large-cap stocks, growth-oriented issues outperformed value-oriented ones. The market, which steadily declined until early March, closed the period with a modest upturn.

What is the best way to weather difficult markets? At MainStay, we believe that the consistent application of time-tested investment principles makes sense for investors with a long-term time horizon. All of our portfolio managers are aware of the forces that affected the markets during the six-month reporting period. Some may have significantly altered Fund positions to accommodate shifting market dynamics. Others may have simply stayed the course, with only minor portfolio adjustments. By paying close attention to the investment objectives and strategies of the respective Funds they manage, our portfolio managers seek to optimize performance over the long term.

The report that follows provides further details about the market forces and management decisions that affected your investment in MainStay Funds from November 1, 2007, through April 30, 2008. We hope that as you review these short-term results, you will maintain the long-term perspective that sound investing calls for in a shifting economic and market environment.

Sincerely,


/s/ STEPHEN P. FISHER


Stephen P. Fisher
President




                        Not part of the Semiannual Report

(MAINSTAY LOGO)


                 MAINSTAY

                 SMALL CAP OPPORTUNITY FUND



                 MainStay Funds

                 Semiannual Report

                 Unaudited

                 April 30, 2008

TABLE OF CONTENTS



SEMIANNUAL REPORT
---------------------------------------------

INVESTMENT AND PERFORMANCE COMPARISON       5
---------------------------------------------

PORTFOLIO MANAGEMENT DISCUSSION AND
ANALYSIS                                    9
---------------------------------------------

PORTFOLIO OF INVESTMENTS                   11
---------------------------------------------

FINANCIAL STATEMENTS                       17
---------------------------------------------

NOTES TO FINANCIAL STATEMENTS              22
---------------------------------------------

BOARD CONSIDERATION AND APPROVAL OF
MANAGEMENT AND SUBADVISORY AGREEMENT       28
---------------------------------------------

PROXY VOTING POLICIES AND PROCEDURES AND
PROXY VOTING RECORD                        31
---------------------------------------------

SHAREHOLDER REPORTS AND QUARTERLY
PORTFOLIO DISCLOSURE                       31

INVESTMENT AND PERFORMANCE COMPARISON*


PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND AS A RESULT, WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 800-MAINSTAY (624-6782) OR VISIT MAINSTAYINVESTMENTS.COM.


INVESTOR CLASS SHARES(1)--MAXIMUM 5.5% INITIAL SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL               SIX       ONE      FIVE     TEN
TOTAL RETURNS              MONTHS     YEAR     YEARS    YEARS
-------------------------------------------------------------
With sales charges         -21.37%   -30.17%    9.97%    4.70%
Excluding sales charges    -16.80    -26.10    11.22     5.29




                                                            (With sales charges)
                                                            (PERFORMANCE GRAPH)



CLASS A SHARES(2)--MAXIMUM 5.5% INITIAL SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL               SIX       ONE      FIVE     TEN
TOTAL RETURNS              MONTHS     YEAR     YEARS    YEARS
-------------------------------------------------------------
With sales charges         -21.43%   -30.22%    9.95%    4.69%
Excluding sales charges    -16.86    -26.16    11.21    5.29




                                                            (With sales charges)
                                                            (PERFORMANCE GRAPH)



CLASS B SHARES(2)--MAXIMUM 5% CDSC IF REDEEMED WITHIN THE FIRST SIX YEARS OF PURCHASE
--------------------------------------------------------------------------------

AVERAGE ANNUAL               SIX       ONE      FIVE     TEN
TOTAL RETURNS              MONTHS     YEAR     YEARS    YEARS
-------------------------------------------------------------
With sales charges         -20.80%   -29.97%   10.06%    4.46%
Excluding sales charges    -17.15    -26.75    10.33    4.46




                                                            (With sales charges)
                                                            (PERFORMANCE GRAPH)


* Performance tables and graphs do not reflect the deduction of taxes that a shareholder would pay on distributions or Fund-share redemptions. Total returns reflect maximum applicable sales charges explained in this paragraph, change in share price, and reinvestment of dividend and capital-gain distributions. The graphs assume an initial investment of $25,000 for Class A shares and $10,000 for all other classes and reflect the deduction of all sales charges that would have applied for the period of investment. Investor Class shares and Class A shares are sold with a maximum initial sales charge of 5.50% and an annual 12b-1 fee of 0.25%. Class B shares are sold with no initial sales charge, are subject to a contingent deferred sales charge ("CDSC") of up to 5.00%, if redeemed within the first six years of purchase, and have an annual 12b-1 fee of 1.00%. Class C shares are sold with no initial sales charge, are subject to a CDSC of 1.00%, if redeemed within one year of purchase, and have an annual 12b-1 fee of 1.00%. Class I shares are sold with no initial sales charge or CDSC, have no annual 12b-1 fee and are generally available to corporate and institutional investors and individual investors with a minimum initial investment of $5 million. Performance figures reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. These fee waivers and/or expense limitations are contractual and may be modified or terminated only with the approval of the Board of Trustees.

THE DISCLOSURE AND FOOTNOTES ON THE NEXT PAGE ARE AN INTEGRAL PART OF THE TABLES AND GRAPHS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.


                                                    mainstayinvestments.com    5

CLASS C SHARES(3)--MAXIMUM 1% CDSC IF REDEEMED WITHIN ONE YEAR OF PURCHASE
--------------------------------------------------------------------------------

AVERAGE ANNUAL               SIX       ONE      FIVE     TEN
TOTAL RETURNS              MONTHS     YEAR     YEARS    YEARS
-------------------------------------------------------------
With sales charges         -17.87%   -27.34%   10.37%    4.48%
Excluding sales charges    -17.14    -26.70    10.37    4.48




                                                            (With sales charges)
                                                            (PERFORMANCE GRAPH)



CLASS I SHARES--NO SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL      SIX       ONE      FIVE     TEN
TOTAL RETURNS     MONTHS     YEAR     YEARS    YEARS
----------------------------------------------------
                  -16.58%   -25.75%   11.68%    5.65%




                                                            (PERFORMANCE GRAPH)




 BENCHMARK PERFORMANCE                      SIX       ONE      FIVE     TEN
                                          MONTHS     YEAR     YEARS    YEARS
----------------------------------------------------------------------------------

Russell 2000(R) Value Index(4)            -11.55%   -15.13%   14.08%    7.74%
Average Lipper small-cap value fund(5)    -11.31    -13.62    13.58     7.43



The Manager may recoup the amount of certain management fee waivers or expense reimbursements from the Fund pursuant to the contract if such action does not cause the Fund to exceed existing expense limitations and the recoupment is made within three years after the year in which the Manager incurred the expense.
1. Performance figures for Investor Class shares, first offered on February 28, 2008, include the historical performance of Class A shares from January 1, 1998, through February 27, 2008, adjusted for differences in expenses and fees. Unadjusted, the performance shown for the Investor Class shares might have been lower.
2. Performance figures for Class A and B shares, first offered on January 1, 2004, include the historical performance of Class I shares from January 1, 1998, through December 31, 2003, adjusted for differences in certain contractual expenses and fees. Unadjusted, the performance shown for the Class A and Class B shares might have been lower.
3. Performance figures for Class C shares, first offered on January 1, 2004, include the historical performance of the L Class shares (which were redesignated as Class C shares on January 1, 2004) from December 30, 2002, through December 31, 2003, and the historical performance of the Class I shares from January 1, 1998, through December 29, 2002, adjusted for differences in certain contractual expenses and fees. Unadjusted, the performance shown for the Class C shares might have been lower.
4. The Russell 2000(R) Value Index is an unmanaged index that measures the performance of those Russell 2000(R) companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000(R) Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which, in turn, is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization. Results assume reinvestment of all income and capital gains. The Russell 2000(R) Value Index is considered to be the Fund's broad-based securities-market index for comparison purposes. An investment cannot be made directly in an index.
5. Lipper Inc. is an independent monitor of fund performance. Results are based on average total returns of similar funds with all dividend and capital-gain distributions reinvested.

THE DISCLOSURE ON THE PRECEDING PAGE IS AN INTEGRAL PART OF THE TABLES AND GRAPHS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.



6    MainStay Small Cap Opportunity Fund

COST IN DOLLARS OF A $1,000 INVESTMENT IN MAINSTAY SMALL CAP OPPORTUNITY FUND --------The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from November 1, 2007, to April 30, 2008, and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, exchange fees, and sales charges (loads) on purchases (as applicable), and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses (as applicable). This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from November 1, 2007, to April 30, 2008.

This example illustrates your Fund's ongoing costs in two ways:

- ACTUAL EXPENSES
The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested to estimate the expenses that you paid during the six-months ended April 30, 2008. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

- HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, if applicable, exchange fees, or sales charges (loads). Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                                                                             ENDING ACCOUNT
                                             ENDING ACCOUNT                   VALUE (BASED
                                              VALUE (BASED                   ON HYPOTHETICAL
                                BEGINNING       ON ACTUAL       EXPENSES      5% ANNUALIZED      EXPENSES
                                 ACCOUNT       RETURNS AND        PAID         RETURN AND          PAID
                                  VALUE         EXPENSES)        DURING     ACTUAL EXPENSES)      DURING
SHARE CLASS                    11/1/07(3)        4/30/08       PERIOD(1)         4/30/08        PERIOD(1)
INVESTOR CLASS SHARES(2)        $1,000.00        $983.40         $ 3.02         $1,005.42         $ 3.06
---------------------------------------------------------------------------------------------------------

CLASS A SHARES                  $1,000.00        $831.40         $ 7.74         $1,016.41         $ 8.52
---------------------------------------------------------------------------------------------------------

CLASS B SHARES                  $1,000.00        $828.50         $11.18         $1,012.63         $12.31
---------------------------------------------------------------------------------------------------------

CLASS C SHARES                  $1,000.00        $828.60         $11.18         $1,012.63         $12.31
---------------------------------------------------------------------------------------------------------

CLASS I SHARES                  $1,000.00        $834.20         $ 5.43         $1,018.95         $ 5.97
---------------------------------------------------------------------------------------------------------


1. Expenses are equal to the Fund's annualized expense ratio of each class (1.80% for Investor Class, 1.70% for Class A, 2.46% for Class B, and Class C and 1.19% for Class I) multiplied by the average account value over the period, divided by 366 and multiplied by 182 days for Classes A, B, C and I (to reflect the one-half year period) and 62 days for Investor Class (to reflect the since-inception period).
2. Expenses paid during the period reflect ongoing costs for the period from inception through April 30, 2008. Had these shares been offered for the full six-month period ended April 30, 2008, and had the Fund provided a hypothetical 5% annualized return, expenses paid during the period would have been $9.02 and the ending account value would have been $1,015.91.
3. Investor Class shares commenced operations on February 28, 2008.


                                                    mainstayinvestments.com    7

 INDUSTRY COMPOSITION AS OF APRIL 30, 2008


Real Estate Investment Trusts         11.0%
Commercial Banks                       9.3
Insurance                              6.9
Oil, Gas & Consumable Fuels            5.4
Commercial Services & Supplies         4.0
Energy Equipment & Services            3.8
Electric Utilities                     3.7
Food Products                          3.4
Machinery                              3.4
Electronic Equipment & Instruments     2.6
Chemicals                              2.5
Health Care Providers & Services       2.3
Diversified Consumer Services          2.2
Textiles, Apparel & Luxury Goods       2.2
Diversified Telecommunication
  Services                             2.1
Semiconductors & Semiconductor
  Equipment                            2.0
Thrifts & Mortgage Finance             2.0
Household Durables                     1.8
Trading Companies & Distributors       1.7
IT Services                            1.6
Hotels, Restaurants & Leisure          1.4
Internet Software & Services           1.4
Auto Components                        1.3
Computers & Peripherals                1.3
Containers & Packaging                 1.2
Health Care Equipment & Supplies       1.2
Aerospace & Defense                    1.1
Capital Markets                        1.1
Electrical Equipment                   1.1
Gas Utilities                          1.1
Metals & Mining                        1.1
Specialty Retail                       1.1%
Biotechnology                          1.0
Consumer Finance                       1.0
Internet & Catalog Retail              0.9
Media                                  0.9
Food & Staples Retailing               0.7
Paper & Forest Products                0.6
Pharmaceuticals                        0.5
Software                               0.5
Health Care Technology                 0.4
Marine                                 0.4
Air Freight & Logistics                0.3
Communications Equipment               0.3
Construction & Engineering             0.3
Diversified Financial Services         0.3
Life Sciences Tools & Services         0.3
Tobacco                                0.3
Real Estate Management &
  Development                          0.2
Wireless Telecommunication Services    0.2
Beverages                              0.1
Road & Rail                            0.1
Distributors                           0.0*
Leisure Equipment & Products           0.0*
Personal Products                      0.0*
Real Estate Investment Trusts          0.0*
Futures Contracts                      0.0*
Short-Term Investments
  (collateral from securities
     lending is 24.9%)                27.5
Liabilities in Excess of Cash and
  Other Assets                       (25.1)
                                     -----
                                     100.0%
                                     =====



* Less than one-tenth of a percent.

See Portfolio of Investments on page 11 for specific holdings within these categories.

TOP TEN HOLDINGS AS OF APRIL 30, 2008 (EXCLUDING SHORT-TERM INVESTMENTS)



    1.  OM Group, Inc.
    2.  LaSalle Hotel Properties
    3.  GrafTech International, Ltd.
    4.  National Retail Properties, Inc.
    5.  Stone Energy Corp.
    6.  Phoenix Cos., Inc. (The)
    7.  Westar Energy, Inc.
    8.  Penn Virginia Corp.
    9.  Cincinnati Bell, Inc.
   10.  Aspen Insurance Holdings, Ltd.







8    MainStay Small Cap Opportunity Fund

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS
QUESTIONS ANSWERED BY PORTFOLIO MANAGERS DANIEL O. GLICKMAN AND VICTOR G. SAMOILOVICH OF NEW YORK LIFE INVESTMENT MANAGEMENT LLC, THE FUND'S MANAGER

HOW DID MAINSTAY SMALL CAP OPPORTUNITY FUND PERFORM RELATIVE TO ITS PEERS AND ITS BENCHMARK FOR THE SIX-MONTH REPORTING PERIOD?

Excluding all sales charges, MainStay Small Cap Opportunity Fund returned -16.80% for Investor Class shares,(1) -16.86% for Class A shares, -17.15% for Class B shares and -17.14% for Class C shares for the six months ended April 30, 2008. Over the same period, Class I shares returned -16.58%. All share classes underperformed the -11.31% return of the average Lipper(2) small-cap value fund and the -11.55% return of the Russell 2000(R) Value Index(3) for the six months ended April 30, 2008. The Russell 2000(R) Value Index is the Fund's broad-based securities-market index. See pages 5 and 6 for returns with sales charges.

WHAT FACTORS WERE RESPONSIBLE FOR THE FUND'S RELATIVE PERFORMANCE DURING THE REPORTING PERIOD?

The Fund's weak relative performance was primarily due to stock selection in the financials, industrials and materials sectors.

WHICH SECTORS HAD THE STRONGEST POSITIVE IMPACT ON THE FUND'S PERFORMANCE DURING THE REPORTING PERIOD AND WHICH SECTORS WERE THE WEAKEST?

The Fund sectors with the highest total returns and strongest contributions to performance were energy, materials and consumer staples. The Fund's weakest sectors in terms of total return were information technology, consumer discretionary and telecommunication services. Taking total returns and weightings into account, the sectors that detracted the most from the Fund's performance included information technology, industrials and financials.

DURING THE REPORTING PERIOD, WHICH STOCKS WERE THE FUND'S BEST PERFORMERS AND WHICH ONES WERE THE WEAKEST?

The strongest individual contributors to the Fund's performance during the reporting period were Stone Energy, CF Industries Holdings and Amkor Technology. Amkor Technology's success was driven by its increased share in the video-game chip market. The weakest individual contributors to performance were Insight Enterprises, South Financial Group and DiamondRock Hospitality.

DID THE FUND MAKE ANY SIGNIFICANT PURCHASES OR SALES DURING THE REPORTING
PERIOD?

The Fund seeks stocks that have attractive relative valuations and exhibit strong price trends. Among the stocks that fit the Fund's purchase criteria during the reporting period were Capella Education and Bright Horizons Family Solutions. Capella Education detracted from the Fund's relative performance, while Bright Horizons Family Solutions had a slightly positive impact on the Fund's relative performance.

Among the stocks the Fund sold because of unattractive valuations and deteriorating price trends were Provident Bankshares and Sunrise Senior Living. Provident Bankshares detracted from relative performance during the portion of the reporting period in which it was held by the Fund. The sale of Sunrise Senior Living had no impact on the Fund's relative performance.

WERE THERE ANY NOTABLE CHANGES IN THE FUND'S WEIGHTINGS DURING THE REPORTING PERIOD?

Weighting changes in the Fund result from a combination of security performance and the Fund's proprietary quantitative security-selection process. During the reporting period, the Fund's weightings relative to the Russell 2000(R) Value Index substantially increased in the financials and consumer discretionary sectors. Over the same period, the Fund's information

Investment in common stocks and other equity securities is particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in management's ability to anticipate those changes that can adversely affect the value of the Fund's holdings. Stocks of small-capitalization companies may be subject to greater price volatility, significantly lower trading volumes, and greater spreads between bid and ask prices than stocks of larger companies. Small companies may be more vulnerable to adverse business or market developments than mid- or large-capitalization companies. The principal risk of investing in value stocks is that they may never reach what the portfolio manager believes is their full value or that they may even go down in value. The Fund's use of securities lending presents the risk of default by the borrower, which may result in a loss to the Fund. The Fund may experience a portfolio turnover rate of more than 100% and may generate taxable short-term capital gains.

1. Performance for Investor Class shares prior to 2/28/08, the date the shares were first offered, includes the historical performance of Class A shares adjusted to reflect the differences in certain contractual fees and expenses for such shares. Unadjusted, the performance shown for Investor Class shares might have been lower.
2. See footnote on page 6 for more information on Lipper Inc.
3. See footnote on page 6 for more information on the Russell 2000(R) Value
   Index.

                                                    mainstayinvestments.com    9
technology weighting decreased substantially and the Fund's materials weighting decreased moderately.

HOW WAS THE FUND POSITIONED AT THE END OF THE REPORTING PERIOD?

As of April 30, 2008, the Fund was moderately overweight relative to the Russell 2000(R) Value Index in energy and telecommunication services. As of the same date, the Fund was moderately underweight in the information technology and materials sectors. During the reporting period, sector positioning had a positive impact on the Fund's relative performance.


The opinions expressed are those of the portfolio managers as of the date of this report and are subject to change. There is no guarantee that any forecasts made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.


10    MainStay Small Cap Opportunity Fund

PORTFOLIO OF INVESTMENTS+++ APRIL 30, 2008 UNAUDITED




                                       SHARES              VALUE
COMMON STOCKS (97.6%)+
----------------------------------------------------------------

AEROSPACE & DEFENSE (1.1%)
Ceradyne, Inc. (a)                    106,463     $   4,147,798
Curtiss-Wright Corp.                   15,138           718,904
Teledyne Technologies,
  Inc. (a)                                253            14,859
                                                  -------------
                                                      4,881,561
                                                  -------------

AIR FREIGHT & LOGISTICS (0.3%)
Dynamex, Inc. (a)                      18,604           467,519
Pacer International, Inc.              38,506           714,671
                                                  -------------
                                                      1,182,190
                                                  -------------

AUTO COMPONENTS (1.3%)
Aftermarket Technology
  Corp. (a)                            25,881           592,934
Amerigon, Inc. (a)                     24,124           354,140
Cooper Tire & Rubber Co.               88,758         1,166,280
Lear Corp. (a)                        118,690         3,390,973
Raser Technologies, Inc.
  (a)(b)                               57,748           627,143
                                                  -------------
                                                      6,131,470
                                                  -------------

BEVERAGES (0.1%)
Central European
  Distribution Corp.
  (a)(b)                               10,349           630,461
                                                  -------------


BIOTECHNOLOGY (1.0%)
Applera Corp.--Celera
  Group (a)                           118,261         1,582,332
Emergent Biosolutions,
  Inc. (a)                             19,326           181,858
Ligand Pharmaceuticals,
  Inc. Class B (a)                    152,824           618,937
Martek Biosciences (a)(b)              49,822         1,756,724
Telik, Inc. (a)(b)                    167,719           353,887
                                                  -------------
                                                      4,493,738
                                                  -------------

CAPITAL MARKETS (1.1%)
Capital Southwest Corp.
  (b)                                   8,415         1,000,880
Epoch Holding Corp.                     9,728           115,666
GFI Group, Inc.                         5,000            58,750
Hercules Technology
  Growth Capital, Inc.                173,437         1,760,386
Kohlberg Capital Corp.
  (b)                                  32,986           331,179
MCG Capital Corp.                     202,643         1,552,245
                                                  -------------
                                                      4,819,106
                                                  -------------

CHEMICALS (2.5%)
Flotek Industries, Inc.
  (a)(b)                               61,803         1,156,952
Innospec, Inc. (b)                     80,079         1,632,811
Koppers Holdings, Inc.                 18,463           894,348
LSB Industries, Inc.
  (a)(b)                               25,253           386,623
Olin Corp.                             23,873           481,518
V  OM Group, Inc. (a)                  92,774         5,080,304
Spartech Corp.                         35,211           314,786
W.R. Grace & Co. (a)                   48,735         1,235,920
Zoltek Cos., Inc. (a)(b)                7,466           199,118
                                                  -------------
                                                     11,382,380
                                                  -------------

COMMERCIAL BANKS (9.3%)
1st Source Corp.                       20,148           399,333
Ameris Bancorp                         47,008           704,180
Arrow Financial Corp.                  12,522           291,262
BancFirst Corp.                        32,382         1,416,065
Banco Latinoamericano de
  Exportaciones S.A.                  181,441         3,411,091
Bank of Granite Corp.                  19,032           199,836
Banner Corp.                           18,767           405,367
Camden National Corp.                   7,086           235,113
Chemical Financial Corp.
  (b)                                  22,353           542,731
City Holding Co.                       67,284         2,797,669
Columbia Bancorp, OR                    7,487            77,640
Community Bancorp/NV
  (a)(b)                               46,504           516,194
Community Bank System,
  Inc. (b)                             91,510         2,332,590
Community Trust Bancorp,
  Inc.                                 22,549           677,823
First Bancorp North
  Carolina                             21,685           408,112
First Community
  Bancshares, Inc. (b)                 32,510         1,086,484
First Financial
  Bankshares, Inc. (b)                 16,070           722,989
First Financial Corp., IN
  (b)                                  12,724           404,623
First Merchants Corp.                  94,382         2,413,348
First Regional Bancorp
  (a)                                  17,053           253,237
Great Southern Bancorp,
  Inc. (b)                             23,581           355,601
Greene County Bancshares,
  Inc. (b)                             18,300           366,549
Hancock Holding Co. (b)                 6,158           254,141
Heartland Financial USA,
  Inc.                                  2,601            58,523
Horizon Financial Corp.
  (b)                                  35,283           433,275
Independent Bank Corp.                 17,075           499,102
Intervest Bancshares
  Corp.                                23,905           247,178
Lakeland Financial Corp.
  (b)                                  33,435           778,701
MainSource Financial
  Group, Inc.                          14,559           215,619
Mercantile Bank Corp.                   2,992            29,800
MetroCorp Bancshares,
  Inc.                                  4,937            64,230
National Penn Bancshares,
  Inc.                                 36,651           611,705
Oriental Financial Group,
  Inc.                                194,375         3,654,250
Pacific Capital Bancorp
  (b)                                  35,580           725,120
Peoples Bancorp, Inc.                  12,887           312,768
Preferred Bank                         42,216           494,349
PremierWest Bancorp (b)                16,778           155,197
Renasant Corp.                         30,102           697,463
Seacoast Banking Corp. of
  Florida (b)                          17,717           186,206
Shore Bancshares, Inc.                  1,342            30,531
Simmons First National
  Corp. Class A (b)                    20,888           668,625
Southside Bancshares,
  Inc. (b)                              8,720           210,420
Southwest Bancorp, Inc.                39,312           691,891


 +  Percentages indicated are based on Fund net assets.
 Among the Fund's 10 largest holdings, as of April 30, 2008, excluding short-term investments. May be subject to change daily.

The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              11


                                       SHARES              VALUE
COMMON STOCKS (CONTINUED)
COMMERCIAL BANKS (CONTINUED)
StellarOne Corp.                       12,709     $     204,742
Sterling Financial Corp.               82,281         1,004,651
Susquehanna Bancshares,
  Inc.                                131,849         2,622,477
Taylor Capital Group,
  Inc.                                 23,572           351,694
Tompkins Financial Corp.                8,742           422,851
Trico Bancshares                        2,643            44,957
Trustmark Corp.                        63,695         1,387,277
UMB Financial Corp.                    47,136         2,339,831
Union Bankshares Corp.                 10,674           204,514
Univest Corp. of
  Pennsylvania                          6,456           165,403
W Holding Co., Inc. (b)               188,446           197,868
Washington Trust Bancorp,
  Inc.                                 14,984           362,313
Westamerica Bancorp. (b)               22,379         1,307,829
Wilshire Bancorp, Inc.                 69,269           570,777
                                                  -------------
                                                     42,224,115
                                                  -------------


COMMERCIAL SERVICES & SUPPLIES (4.0%)
ABM Industries, Inc.                  155,619         3,258,662
Bowne & Co., Inc.                     114,994         1,913,500
CBIZ, Inc. (a)(b)                     123,265         1,093,361
CDI Corp.                              75,649         2,057,653
COMSYS IT Partners, Inc.
  (a)                                  25,300           206,954
Consolidated Graphics,
  Inc. (a)                             44,971         2,615,963
Deluxe Corp.                           54,022         1,148,508
Diamond Management &
  Technology Consultants,
  Inc.                                 50,897           313,017
GeoEye, Inc. (a)                       19,503           449,154
IKON Office Solutions,
  Inc.                                 55,977           612,948
PHH Corp. (a)                          51,433         1,009,630
Spherion Corp. (a)                    122,766           606,464
Standard Parking Corp.
  (a)                                  49,107         1,052,363
Standard Register Co.
  (The)                                12,579           119,249
Viad Corp.                             50,453         1,587,251
                                                  -------------
                                                     18,044,677
                                                  -------------

COMMUNICATIONS EQUIPMENT (0.3%)
Avocent Corp. (a)                      57,283         1,117,591
MRV Communications, Inc.
  (a)                                  91,393           143,487
                                                  -------------
                                                      1,261,078
                                                  -------------

COMPUTERS & PERIPHERALS (1.3%)
Electronics for Imaging,
  Inc. (a)(b)                         144,426         2,082,623
Imation Corp. (b)                      39,519           923,954
Novatel Wireless, Inc.
  (a)                                  46,084           411,069
Palm, Inc. (b)                        191,360         1,102,234
Quantum Corp. (a)                     734,492         1,285,361
Silicon Graphics, Inc.
  (a)(b)                               16,000           172,800
                                                  -------------
                                                      5,978,041
                                                  -------------

CONSTRUCTION & ENGINEERING (0.3%)
EMCOR Group, Inc. (a)                  20,261           507,741
Michael Baker Corp. (a)                 8,213           172,966
Perini Corp. (a)                       14,389           520,594
                                                  -------------
                                                      1,201,301
                                                  -------------

CONSUMER FINANCE (1.0%)
Cardtronics, Inc. (a)                   2,052            17,011
Cash America
  International, Inc.                  83,292         3,397,481
EZCORP, Inc. Class A (a)               95,203         1,155,764
QC Holdings, Inc.                      13,489           118,299
                                                  -------------
                                                      4,688,555
                                                  -------------

CONTAINERS & PACKAGING (1.2%)
Myers Industries, Inc.                 64,557           812,127
Rock-Tenn Co. Class A                  70,248         2,383,515
Silgan Holdings, Inc.                  43,554         2,320,557
                                                  -------------
                                                      5,516,199
                                                  -------------

DISTRIBUTORS (0.0%)++
Building Materials
  Holding Corp. (b)                    19,967            93,046
LKQ Corp. (a)                           7,366           160,284
                                                  -------------
                                                        253,330
                                                  -------------

DIVERSIFIED CONSUMER SERVICES (2.2%)
Bright Horizons Family
  Solutions, Inc. (a)                  25,454         1,206,774
Capella Education Co.
  (a)(b)                               24,895         1,605,479
Coinstar, Inc. (a)                     27,082           863,645
DeVry, Inc.                            43,875         2,500,875
Matthews International
  Corp. Class A                         2,389           118,112
Stewart Enterprises, Inc.
  Class A                              88,089           601,648
Strayer Education, Inc.                16,070         2,984,038
                                                  -------------
                                                      9,880,571
                                                  -------------

DIVERSIFIED FINANCIAL SERVICES (0.3%)
Ampal American Israel
  Class A (a)(b)                       11,156            68,833
Compass Diversified
  Holdings                             49,416           605,840
Primus Guaranty, Ltd.
  (a)(b)                              138,679           618,508
                                                  -------------
                                                      1,293,181
                                                  -------------

DIVERSIFIED TELECOMMUNICATION SERVICES (2.1%)
Atlantic Tele-Network,
  Inc.                                 36,690         1,142,160
V  Cincinnati Bell, Inc.
  (a)                                 953,048         4,422,143
NTELOS Holdings Corp.                  77,335         2,001,430
Premiere Global Services,
  Inc. (a)                            125,297         1,819,312
                                                  -------------
                                                      9,385,045
                                                  -------------

ELECTRIC UTILITIES (3.7%)
ALLETE, Inc. (b)                       84,067         3,511,479
Central Vermont Public
  Service Corp. (b)                    22,411           522,176
El Paso Electric Co. (a)              117,550         2,653,104
Empire District Electric
  Co. (The)                            26,669           555,515
Portland General Electric
  Co.                                 151,245         3,629,880



12    MainStay Small Cap Opportunity Fund  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.


                                       SHARES              VALUE
COMMON STOCKS (CONTINUED)
ELECTRIC UTILITIES (CONTINUED)
Sierra Pacific Resources              105,826     $   1,442,408
V  Westar Energy, Inc.                194,478         4,509,945
                                                  -------------
                                                     16,824,507
                                                  -------------

ELECTRICAL EQUIPMENT (1.1%)
V  GrafTech
  International, Ltd. (a)             248,726         4,887,466
                                                  -------------


ELECTRONIC EQUIPMENT & INSTRUMENTS (2.6%)
Agilysys, Inc.                         52,001           569,931
Anixter International,
  Inc. (a)(b)                          31,938         1,819,508
CTS Corp.                              20,943           235,609
Insight Enterprises, Inc.
  (a)                                 145,782         1,758,131
Kemet Corp. (a)                         2,394             9,744
Methode Electronics, Inc.              10,398           112,714
MTS Systems Corp.                         721            24,788
Multi-Fineline
  Electronix, Inc. (a)(b)               6,957           131,487
Newport Corp. (a)                      34,204           393,688
Park Electrochemical
  Corp.                                80,555         2,183,041
Plexus Corp. (a)                       87,906         2,117,656
ScanSource, Inc. (a)                   11,935           298,017
Technitrol, Inc.                      103,607         2,175,747
                                                  -------------
                                                     11,830,061
                                                  -------------

ENERGY EQUIPMENT & SERVICES (3.8%)
Bristow Group, Inc. (a)                35,599         1,877,847
Bronco Drilling Co., Inc.
  (a)(b)                               66,057         1,136,180
Dawson Geophysical Co.
  (a)                                  38,350         2,774,239
Gulfmark Offshore, Inc.
  (a)                                  63,694         3,808,901
Hornbeck Offshore
  Services, Inc. (a)(b)                24,128         1,203,263
Oil States International,
  Inc. (a)(b)                          39,659         1,985,330
T-3 Energy Services, Inc.
  (a)                                  13,755           726,264
Trico Marine Services,
  Inc. (a)(b)                          71,341         2,688,842
W-H Energy Services, Inc.
  (a)                                  11,957           924,157
                                                  -------------
                                                     17,125,023
                                                  -------------

FOOD & STAPLES RETAILING (0.7%)
Ingles Markets, Inc.
  Class A                              26,959           615,204
Longs Drug Stores Corp.                14,304           573,018
Village Super Market                    1,672            78,734
Winn-Dixie Stores, Inc.
  (a)(b)                              115,463         2,047,159
                                                  -------------
                                                      3,314,115
                                                  -------------

FOOD PRODUCTS (3.4%)
Cal-Maine Foods, Inc. (b)             134,414         3,971,934
Chiquita Brands
  International, Inc.
  (a)(b)                              185,216         4,213,664
Fresh Del Monte Produce,
  Inc. (a)                            117,410         3,720,723
Imperial Sugar Co. (b)                 57,122           900,814
Reddy Ice Holdings, Inc.
  (b)                                  42,543           563,269
Seaboard Corp. (b)                      1,283         2,155,440
                                                  -------------
                                                     15,525,844
                                                  -------------

GAS UTILITIES (1.1%)
New Jersey Resources
  Corp. (b)                            26,767           852,513
Nicor, Inc. (b)                        13,716           481,706
WGL Holdings, Inc.                    118,861         3,898,641
                                                  -------------
                                                      5,232,860
                                                  -------------

HEALTH CARE EQUIPMENT & SUPPLIES (1.2%)
Align Technology, Inc.
  (a)(b)                               53,948           662,481
CONMED Corp. (a)                       19,084           487,024
Inverness Medical
  Innovations, Inc.
  (a)(b)                               46,711         1,728,307
STERIS Corp.                           38,068         1,054,864
Zoll Medical Corp. (a)                 45,951         1,533,844
                                                  -------------
                                                      5,466,520
                                                  -------------

HEALTH CARE PROVIDERS & SERVICES (2.3%)
AMERIGROUP Corp. (a)                   27,585           716,934
AMN Healthcare Services,
  Inc. (a)                              4,386            63,992
AmSurg Corp. (a)                       12,996           331,918
Centene Corp. (a)                      78,341         1,439,124
Cross Country Healthcare,
  Inc. (a)                            108,702         1,300,076
HealthExtras, Inc. (a)                 37,604         1,061,185
Kindred Healthcare, Inc.
  (a)                                  74,963         1,778,872
Magellan Health Services,
  Inc. (a)                             20,850           804,602
MedCath Corp. (a)                       4,452            82,629
Molina Healthcare, Inc.
  (a)(b)                               52,283         1,298,187
MWI Veterinary Supply,
  Inc. (a)                             26,242           904,562
RehabCare Group, Inc. (a)              10,612           180,404
Res-Care, Inc. (a)                     44,681           727,854
                                                  -------------
                                                     10,690,339
                                                  -------------

HEALTH CARE TECHNOLOGY (0.4%)
Allscripts Healthcare
  Solutions, Inc. (a)(b)              184,775         2,062,089
                                                  -------------


HOTELS, RESTAURANTS & LEISURE (1.4%)
Bally Technologies, Inc.
  (a)(b)                               57,956         1,952,538
Bob Evans Farms, Inc.                  19,929           559,407
Jack in the Box, Inc. (a)              82,729         2,213,001
Papa John's
  International, Inc.
  (a)(b)                               56,504         1,525,608
                                                  -------------
                                                      6,250,554
                                                  -------------

HOUSEHOLD DURABLES (1.8%)
American Greetings Corp.
  Class A                             104,927         1,878,193
Avatar Holdings, Inc.
  (a)(b)                                3,560           145,462
Beazer Homes USA, Inc.
  (b)                                  18,654           206,500
CSS Industries, Inc.                    6,294           196,813
National Presto
  Industries, Inc.                     25,063         1,358,164
Tarragon Corp. (a)                     67,527           164,766
Tempur-Pedic
  International, Inc. (b)              45,894           509,882
Tupperware Brands Corp.                95,349         3,756,751
                                                  -------------
                                                      8,216,531
                                                  -------------

INSURANCE (6.9%)
V  Aspen Insurance
  Holdings, Ltd. (b)                  169,513         4,405,643
First Mercury Financial
  Corp. (a)                             9,119           144,080


The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              13


                                       SHARES              VALUE
COMMON STOCKS (CONTINUED)
INSURANCE (CONTINUED)
FPIC Insurance Group,
  Inc. (a)                              3,817     $     177,605
Hallmark Financial
  Services, Inc. (a)                   18,351           198,741
Horace Mann Educators
  Corp.                                56,349           953,425
IPC Holdings, Ltd.                    139,729         4,067,511
LandAmerica Financial
  Group, Inc. (b)                      75,900         2,178,330
Max Capital Group, Ltd.               141,823         3,320,076
Odyssey Re Holdings Corp.              90,754         3,247,178
V  Phoenix Cos., Inc.
  (The)                               360,028         4,680,364
Platinum Underwriters
  Holdings, Ltd.                      121,965         4,374,885
Safety Insurance Group,
  Inc.                                 19,082           685,044
Security Capital
  Assurance, Ltd.                      19,692            19,692
United America Indemnity,
  Ltd. Class A (a)                     21,929           339,022
Zenith National Insurance
  Corp.                                73,740         2,738,704
                                                  -------------
                                                     31,530,300
                                                  -------------

INTERNET & CATALOG RETAIL (0.9%)
Gaiam, Inc. (a)                        12,044           211,974
Priceline.com, Inc.
  (a)(b)                               29,960         3,824,094
                                                  -------------
                                                      4,036,068
                                                  -------------

INTERNET SOFTWARE & SERVICES (1.4%)
CMGI, Inc. (a)                         62,801           868,538
Infospace, Inc.                        83,658         1,008,915
Internap Network Services
  Corp. (a)                            62,237           299,360
Openwave Systems, Inc.                387,261           828,739
Perficient, Inc. (a)                   65,305           599,500
S1 Corp. (a)                          130,848           884,532
Travelzoo, Inc. (a)                    23,025           256,499
United Online, Inc.                   157,449         1,681,555
                                                  -------------
                                                      6,427,638
                                                  -------------

IT SERVICES (1.6%)
CIBER, Inc. (a)                       239,922         1,501,912
CSG Systems
  International, Inc. (a)             183,096         2,215,462
Global Cash Access, Inc.
  (a)                                 124,283           768,069
MPS Group, Inc. (a)                   242,744         2,604,643
                                                  -------------
                                                      7,090,086
                                                  -------------

LEISURE EQUIPMENT & PRODUCTS (0.0%)++
Sturm, Ruger & Co., Inc.
  (a)                                  24,512           184,330
                                                  -------------


LIFE SCIENCES TOOLS & SERVICES (0.3%)
Albany Molecular Research
  (a)                                  26,212           304,583
Bio-Rad Laboratories,
  Inc. Class A (a)                     10,001           833,583
Varian, Inc. (a)                        4,508           229,592
                                                  -------------
                                                      1,367,758
                                                  -------------

MACHINERY (3.4%)
Ampco-Pittsburgh Corp.                  4,007           181,197
Cascade Corp.                          13,352           577,474
Chart Industries, Inc.
  (a)                                  78,393         3,185,892
Dynamic Materials Corp.                59,010         2,775,240
Hardinge, Inc.                         18,079           301,558
L.B. Foster Co. Class A
  (a)                                  74,549         2,393,023
Lindsay Corp. (b)                      31,680         3,298,522
NACCO Industries, Inc.
  Class A                              29,842         2,682,796
Xerium Technologies, Inc.               9,091            15,364
                                                  -------------
                                                     15,411,066
                                                  -------------

MARINE (0.4%)
TBS International, Ltd.
  (a)(b)                               45,746         1,838,074
                                                  -------------


MEDIA (0.9%)
Cinemark Holdings, Inc.
  (b)                                  13,984           207,103
DG FastChannel, Inc.
  (a)(b)                               54,692         1,020,006
Entravision
  Communications Corp.
  Class A (a)                          52,465           366,730
Lin TV Corp. Class A (a)               49,617           497,162
Morningstar, Inc. (a)                  31,573         1,830,603
                                                  -------------
                                                      3,921,604
                                                  -------------

METALS & MINING (1.1%)
A.M. Castle & Co.                      83,102         2,568,683
Apex Silver Mines, Ltd.
  (a)(b)                                4,626            46,491
Compass Minerals
  International, Inc.                   7,180           452,340
Horsehead Holding Corp.
  (a)                                  14,088           197,514
Kaiser Aluminum Corp.                  10,776           739,557
Royal Gold, Inc.                        5,328           150,729
Worthington Industries,
  Inc. (b)                             56,595         1,019,276
                                                  -------------
                                                      5,174,590
                                                  -------------

OIL, GAS & CONSUMABLE FUELS (5.4%)
Bois d'Arc Energy, Inc.
  (a)                                  68,972         1,648,431
Callon Petroleum Co. (a)               26,800           536,000
Clayton Williams Energy,
  Inc. (a)                              3,452           218,132
Comstock Resources, Inc.
  (a)                                  21,877           995,185
Contango Oil & Gas Co.
  (a)                                  15,335         1,175,121
Delek US Holdings, Inc.                24,216           267,102
Golar LNG, Ltd. (b)                    77,440         1,553,446
International Coal Group,
  Inc. (a)(b)                         321,206         2,556,800
Knightsbridge Tanker,
  Ltd.                                 18,556           535,526
Meridian Resource Corp.
  (a)                                  40,700            86,284
V  Penn Virginia Corp.                 85,149         4,470,323
Rosetta Resources, Inc.
  (a)                                  51,000         1,111,290
V  Stone Energy Corp. (a)              76,992         4,691,892
Swift Energy Co. (a)                   63,595         3,315,843
VAALCO Energy, Inc. (a)                54,277           351,715
Warren Resources, Inc.
  (a)(b)                               95,371         1,171,156
                                                  -------------
                                                     24,684,246
                                                  -------------




14    MainStay Small Cap Opportunity Fund  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.


                                       SHARES              VALUE
COMMON STOCKS (CONTINUED)
PAPER & FOREST PRODUCTS (0.6%)
Buckeye Technologies,
  Inc. (a)                            288,487     $   2,489,643
Neenah Paper, Inc.                      5,482           125,976
                                                  -------------
                                                      2,615,619
                                                  -------------

PERSONAL PRODUCTS (0.0%)++
American Oriental
  Bioengineering, Inc.
  (a)(b)                               20,478           196,998
                                                  -------------


PHARMACEUTICALS (0.5%)
Obagi Medical Products,
  Inc. (a)                             56,318           451,107
Par Pharmaceutical Cos.,
  Inc. (a)                             26,612           453,735
ViroPharma, Inc. (a)(b)               138,717         1,270,648
                                                  -------------
                                                      2,175,490
                                                  -------------

REAL ESTATE INVESTMENT TRUSTS (11.0%)
Agree Realty Corp.                     42,354         1,128,311
Alesco Financial, Inc.                152,199           525,087
Anthracite Capital, Inc.
  (b)                                 330,174         2,575,357
Anworth Mortgage Asset
  Corp. (b)                           310,289         2,072,731
Associated Estates Realty
  Corp.                                73,289           886,797
CBRE Realty Finance, Inc.               8,497            32,968
Chimera Investment Corp.              127,914         1,774,167
Deerfield Capital Corp.                     1                 1
DiamondRock Hospitality
  Co.                                 288,375         3,676,781
Dupont Fabros Technology              107,269         1,930,842
Equity One, Inc. (b)                   68,347         1,688,171
Extra Space Storage, Inc.              33,833           569,409
First Industrial Realty
  Trust, Inc. (b)                      22,769           687,852
Franklin Street
  Properties Corp. (b)                 26,031           384,478
Friedman, Billings,
  Ramsey Group, Inc.
  Class A                             233,713           581,945
GMH Communities Trust                  63,694           601,271
Investors Real Estate
  Trust (b)                           139,773         1,425,685
V  LaSalle Hotel
  Properties                          153,678         4,928,453
Lexington Realty Trust
  (b)                                  96,682         1,392,221
National Health
  Investors, Inc.                      93,663         2,865,151
V  National Retail
  Properties, Inc. (b)                205,398         4,705,668
Nationwide Health
  Properties, Inc. (b)                114,000         4,106,280
OMEGA Healthcare
  Investors, Inc. (b)                 205,376         3,594,080
Parkway Properties, Inc.               15,180           602,039
Potlatch Corp.                         81,623         3,657,527
Ramco-Gershenson
  Properties Trust                     41,930           942,167
Saul Centers, Inc.                      9,159           457,034
U-Store-It Trust                      171,907         2,074,917
Winthrop Realty Trust,
  Inc.                                 14,740            64,119
                                                  -------------
                                                     49,931,509
                                                  -------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.2%)
Grubb & Ellis Co.                      27,810           170,753
Tejon Ranch (a)(b)                     14,592           616,658
                                                  -------------
                                                        787,411
                                                  -------------

ROAD & RAIL (0.1%)
Genesee & Wyoming, Inc.
  Class A (a)                          16,956           604,990
                                                  -------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.0%)
Brooks Automation, Inc.
  (a)                                 224,236         2,323,085
Kulicke & Soffa
  Industries, Inc. (a)(b)             251,797         1,659,342
MKS Instruments, Inc. (a)             132,028         3,016,840
OmniVision Technologies,
  Inc. (a)(b)                           9,662           154,978
Pericom Semiconductor
  Corp. (a)                            15,122           257,679
Silicon Image, Inc. (a)                51,934           310,046
Trident Microsystems,
  Inc. (a)                            374,663         1,626,037
                                                  -------------
                                                      9,348,007
                                                  -------------

SOFTWARE (0.5%)
Mentor Graphics Corp. (a)             170,031         1,712,212
Quality Systems, Inc. (b)              18,759           602,539
                                                  -------------
                                                      2,314,751
                                                  -------------

SPECIALTY RETAIL (1.1%)
Asbury Automotive Group,
  Inc.                                 53,063           883,499
Books-A-Million, Inc.                  78,973           639,681
Rent-A-Center, Inc. (a)                86,620         1,864,929
Select Comfort Corp.
  (a)(b)                               71,708           216,558
Sonic Automotive, Inc.                 62,923         1,276,708
                                                  -------------
                                                      4,881,375
                                                  -------------

TEXTILES, APPAREL & LUXURY GOODS (2.2%)
Deckers Outdoor Corp. (a)              19,119         2,639,760
Fossil, Inc. (a)                       72,307         2,587,868
Heelys, Inc. (a)                       17,069            74,250
Maidenform Brands, Inc.
  (a)                                  86,235         1,284,902
Warnaco Group, Inc. (The)
  (a)(b)                               73,895         3,409,515
                                                  -------------
                                                      9,996,295
                                                  -------------

THRIFTS & MORTGAGE FINANCE (2.0%)
Bank Mutual Corp.                      90,623         1,014,071
Brookline Bancorp, Inc.               148,951         1,608,671
Centerline Holding Co.,
  L.P. (b)                             93,497           318,825
Clayton Holdings, Inc.
  (a)(b)                               94,811           548,008
Corus Bankshares, Inc.
  (b)                                 406,587         2,980,283
Dime Community Bancshares              42,694           797,097
Flushing Financial Corp.                9,907           193,385
Franklin Bank Corp. (a)                 2,138             3,314
Northwest Bancorp, Inc.
  (b)                                  32,759           845,182
Ocwen Financial Corp.
  (a)(b)                               91,143           450,246
PFF Bancorp, Inc. (b)                  59,962           226,656
TierOne Corp. (b)                       8,092            72,504
                                                  -------------
                                                      9,058,242
                                                  -------------



The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              15


                                       SHARES              VALUE
COMMON STOCKS (CONTINUED)
TOBACCO (0.3%)
Alliance One
  International, Inc.
  (a)(b)                              145,056     $     892,094
Vector Group, Ltd. (b)                 36,770           633,547
                                                  -------------
                                                      1,525,641
                                                  -------------

TRADING COMPANIES & DISTRIBUTORS (1.7%)
Applied Industrial
  Technologies, Inc.                  121,009         2,923,577
Kaman Corp. Class A                    24,150           654,465
Rush Enterprises, Inc.
  Class A (a)                          16,896           272,364
TAL International Group,
  Inc.                                  5,044           122,115
UAP Holding Corp.                      95,657         3,722,014
                                                  -------------
                                                      7,694,535
                                                  -------------

WIRELESS TELECOMMUNICATION SERVICES (0.2%)
Syniverse Holdings, Inc.
  (a)                                  47,543           746,901
USA Mobility, Inc. (a)                 53,440           381,562
                                                  -------------
                                                      1,128,463
                                                  -------------
Total Common Stocks
  (Cost $465,156,290)                               444,597,994
                                                  -------------


                                    NUMBER OF
                                       RIGHTS
RIGHTS (0.0%)++
----------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (0.0%)++
Winthrop Realty Trust,
  Inc.
  Expires 5/12/08 (f)                   1,474               166
                                                  -------------
Total Rights
  (Cost $0)                                                 166
                                                  -------------



                                       SHARES
SHORT-TERM INVESTMENTS (27.5%)
----------------------------------------------------------------

INVESTMENT COMPANY (24.9%)
State Street Navigator
  Securities Lending
  Prime Portfolio (c)             113,468,252       113,468,252
                                                  -------------
Total Investment Company
  (Cost $113,468,252)                               113,468,252
                                                  -------------


                                    PRINCIPAL
                                       AMOUNT              VALUE
U.S. GOVERNMENT (2.6%)
United States Treasury
  Bills
  1.32%, due 7/17/08 (d)         $  7,600,000     $   7,578,621
  1.348%, due 7/31/08
  (d)(e)                            4,200,000         4,185,775
                                                  -------------
Total U.S. Government
  (Cost $11,764,829)                                 11,764,396
                                                  -------------
Total Short-Term
  Investments
  (Cost $125,233,081)                               125,232,648
                                                  -------------
Total Investments
  (Cost $590,389,371) (h)               125.1%      569,830,808
Liabilities in Excess of
  Cash and Other Assets                 (25.1)     (114,403,069)
                                        -----      ------------
                                                  -------------
Net Assets                              100.0%    $ 455,427,739
                                        =====      ============

                                                  -------------


                                    CONTRACTS         UNREALIZED
                                         LONG   APPRECIATION (G)
FUTURES CONTRACTS (0.0%)++
----------------------------------------------------------------

Russell 2000 Index
  Mini June 2008                          161     $     160,709
                                                  -------------
Total Futures Contracts
  (Settlement Value
  $11,551,750)                                    $     160,709
                                                  =============





++   Less than one-tenth of a percent.
+++  All of the Fund's liquid assets are
     "earmarked" to cover potential senior
     securities transactions which may
     include, but are not limited to, swaps,
     forwards, TBAs, options and futures.
     These securities are marked-to-market
     daily and reviewed against the value of
     the Fund's potential senior securities
     holdings to ensure proper coverage for
     these transactions.
(a)  Non-income producing security.
(b)  Represents a security, or a portion
     thereof, which is out on loan. The
     aggregate market value of such securities
     is $108,303,608; cash collateral of
     $113,468,252 (included in liabilities)
     was received with which the Fund
     purchased highly liquid short-term
     investments.
(c)  Represents a security, or a portion
     thereof, purchased with cash collateral
     received for securities on loan.
(d)  Interest rate presented is yield to
     maturity.
(e)  Represents a security, which is
     segregated, as collateral for futures
     contracts.
(f)  Fair valued security. The total market
     value of the security at April 30, 2008
     is $166 which represents less than one
     tenth of a percent of the Fund's net
     assets.
(g)  Represents the difference between the
     value of the contracts at the time they
     were opened and the value at April 30,
     2008.
(h)  At April 30, 2008, cost is $599,907,660
     for federal income tax purposes and net
     unrealized depreciation is as follows:



     Gross unrealized appreciation   $ 31,825,921
     Gross unrealized depreciation    (61,902,773)
                                     ------------
     Net unrealized depreciation     $(30,076,852)
                                     ============






16    MainStay Small Cap Opportunity Fund  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF ASSETS AND LIABILITIES AS OF APRIL 30, 2008 UNAUDITED


ASSETS:
Investment in securities, at value
  (identified cost $590,389,371)
  including $108,303,608 market
  value of securities loaned         $ 569,830,808
Cash                                       276,346
Receivables:
  Dividends and interest                   966,685
  Fund shares sold                         291,270
Other assets                                47,868
                                     -------------
     Total assets                      571,412,977
                                     -------------
LIABILITIES:
Securities lending collateral          113,468,252
Payables:
  Fund shares redeemed                   1,028,408
  Transfer agent (See Note 3)              840,197
  Manager (See Note 3)                     279,373
  Shareholder communication                137,675
  Professional fees                         95,988
  NYLIFE Distributors (See Note 3)          73,802
  Variation margin on futures
     contracts                              26,023
  Custodian                                 20,826
  Trustees                                   8,533
Accrued expenses                             6,161
                                     -------------
     Total liabilities                 115,985,238
                                     -------------
Net assets                           $ 455,427,739
                                     =============
COMPOSITION OF NET ASSETS:
Share of beneficial interest
  outstanding (par value of $.01
  per share) unlimited number of
  shares authorized                  $     332,579
Additional paid-in capital             639,418,499
                                     -------------
                                       639,751,078
Accumulated undistributed net
  investment income                      2,644,561
Accumulated net realized loss on
  investments and futures
  transactions                        (166,570,046)
Net unrealized depreciation on
  investments and futures contracts    (20,397,854)
                                     -------------
Net assets                           $ 455,427,739
                                     =============
INVESTOR CLASS
Net assets applicable to
  outstanding shares                 $  14,615,751
                                     =============
Shares of beneficial interest
  outstanding                            1,072,556
                                     =============
Net asset value per share
  outstanding                        $       13.63
Maximum sales charge (5.50% of
  offering price)                             0.79
                                     -------------
Maximum offering price per share
  outstanding                        $       14.42
                                     =============
CLASS A
Net assets applicable to
  outstanding shares                 $ 144,732,484
                                     =============
Shares of beneficial interest
  outstanding                           10,626,245
                                     =============
Net asset value per share
  outstanding                        $       13.62
Maximum sales charge (5.50% of
  offering price)                             0.79
                                     -------------
Maximum offering price per share
  outstanding                        $       14.41
                                     =============
CLASS B
Net assets applicable to
  outstanding shares                 $  20,595,841
                                     =============
Shares of beneficial interest
  outstanding                            1,574,523
                                     =============
Net asset value and offering price
  per share outstanding              $       13.08
                                     =============
CLASS C
Net assets applicable to
  outstanding shares                 $  27,455,923
                                     =============
Shares of beneficial interest
  outstanding                            2,098,010
                                     =============
Net asset value and offering price
  per share outstanding              $       13.09
                                     =============
CLASS I
Net assets applicable to
  outstanding shares                 $ 248,027,740
                                     =============
Shares of beneficial interest
  outstanding                           17,886,568
                                     =============
Net asset value and offering price
  per share outstanding              $       13.87
                                     =============





The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              17

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED APRIL 30, 2008 UNAUDITED


INVESTMENT INCOME:
INCOME:
  Dividends (a)                      $   7,974,028
  Income from securities
     loaned--net                         1,474,873
  Interest                                 220,009
                                     -------------
     Total income                        9,668,910
                                     -------------
EXPENSES:
  Manager (See Note 3)                   3,370,947
  Transfer agent--Investor Class
     (See Note 3)                            7,319
  Transfer agent--Class A (See Note
     3)                                    626,216
  Transfer agent--Classes B and C
     (See Note 3)                          190,977
  Transfer agent--Class I (See Note
     3)                                    893,476
  Distribution/Service--Investor
     Class (See Note 3)                      3,088
  Distribution/Service--Class A
     (See Note 3)                          251,099
  Service--Class B (See Note 3)             30,342
  Service--Class C (See Note 3)             45,170
  Distribution--Class B (See Note
     3)                                     91,027
  Distribution--Class C (See Note
     3)                                    135,510
  Shareholder communication                 84,128
  Professional fees                         64,346
  Custodian                                 45,941
  Registration                              36,130
  Trustees                                  17,936
  Miscellaneous                             41,223
                                     -------------
     Total expenses before
       waiver/reimbursement              5,934,875
  Expense waiver/reimbursement from
     Manager (See Note 3)               (1,019,060)
                                     -------------
     Net expenses                        4,915,815
                                     -------------
Net investment income                    4,753,095
                                     -------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized loss on:
  Security transactions               (154,914,139)
  Futures transactions                  (1,940,177)
                                     -------------
Net realized loss on investments
  and futures transactions            (156,854,316)
                                     -------------
Net change in unrealized
  appreciation (depreciation) on:
  Security transactions                 (5,512,395)
  Futures contracts                        (36,522)
                                     -------------
Net change in unrealized
  depreciation on investments and
  futures contracts                     (5,548,917)
                                     -------------
Net realized and unrealized loss on
  investments and futures
  transactions                        (162,403,233)
                                     -------------
Net decrease in net assets
  resulting from operations          $(157,650,138)
                                     =============



(a) Dividends recorded net of foreign withholding taxes in the amount of $107.



18    MainStay Small Cap Opportunity Fund  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED APRIL 30, 2008 UNAUDITED AND THE YEAR ENDED OCTOBER 31, 2007


                                       2008             2007
DECREASE IN NET ASSETS:
Operations:
 Net investment income       $    4,753,095   $    7,511,528
 Net realized gain (loss)
  on investments and
  futures transactions         (156,854,316)     106,602,356
 Net change in unrealized
  appreciation
  (depreciation) on
  investments and futures
  contracts                      (5,548,917)    (174,717,548)
                             -------------------------------
 Net decrease in net
  assets resulting from
  operations                   (157,650,138)     (60,603,664)
                             -------------------------------

Dividends and distributions to
 shareholders:
 From net investment income:
    Class A                      (1,870,802)              --
    Class I                      (7,498,289)        (116,165)
                             -------------------------------
                                 (9,369,091)        (116,165)
                             -------------------------------

From net realized gain on investments:
    Class A                     (28,928,748)              --
    Class B                      (3,462,839)              --
    Class C                      (5,460,212)              --
    Class I                     (57,146,695)              --
                             -------------------------------
                                (94,998,494)              --
                             -------------------------------
 Total dividends and
  distributions to
  shareholders                 (104,367,585)        (116,165)
                             -------------------------------

Capital share transactions:
 Net proceeds from sale of
  shares                         93,217,272      287,310,908
 Net asset value of shares
  issued to shareholders in
  reinvestment of dividends
  and distributions              93,050,389          109,458
 Cost of shares redeemed       (487,726,239)    (738,943,015)
                             -------------------------------
    Decrease in net assets
     derived from capital
     share transactions        (301,458,578)    (451,522,649)
                             -------------------------------
    Net decrease in net
     assets                    (563,476,301)    (512,242,478)

NET ASSETS:
Beginning of period           1,018,904,040    1,531,146,518
                             -------------------------------
End of period                $  455,427,739   $1,018,904,040
                             ===============================
Accumulated undistributed
 net investment income at
 end of period               $    2,644,561   $    7,260,557
                             ===============================





The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              19

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS


                                             INVESTOR CLASS
                                             --------------                              CLASS A
                                              FEBRUARY 28,           ----------------------------------------------
                                                  2008*              SIX MONTHS
                                                 THROUGH                ENDED
                                                APRIL 30,             APRIL 30,            YEAR ENDED OCTOBER 31,

                                             ----------------------------------------------------------------------
                                                 2008**                2008**              2007              2006
Net asset value at beginning of
  period                                         $ 13.86              $  18.65           $  19.87          $  19.60
                                                 -------              --------           --------          --------
Net investment income (loss) (a)                    0.01                  0.09               0.07             (0.07)
Net realized and unrealized gain
  (loss) on investments                            (0.24)                (2.99)             (1.29)             2.14
                                                 -------              --------           --------          --------
Total from investment operations                   (0.23)                (2.90)             (1.22)             2.07
                                                 -------              --------           --------          --------
Less dividends and distributions:
  From net investment income                          --                 (0.12)                --                --
  From net realized gain on
     investments                                      --                 (2.01)                --             (1.80)
                                                 -------              --------           --------          --------
Total dividends and distributions                     --                 (2.13)                --             (1.80)
                                                 -------              --------           --------          --------
Net asset value at end of period                 $ 13.63              $  13.62           $  18.65          $  19.87
                                                 =======              ========           ========          ========
Total investment return (c)                        (1.66%)(d)           (16.86%)(d)         (6.09%)           11.20%
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income (loss)                      0.64% +               1.17% +            0.33%            (0.39%)
  Net expenses                                      1.80% +               1.70% +            1.66%             1.64%
  Expenses (before
     waiver/reimbursement)                          1.94% +               1.96% +            1.66%             1.64%
Portfolio turnover rate                               75%                   75%               134%              124%
Net assets at end of period (in
  000's)                                         $14,616              $144,732           $301,031          $502,182
                                                        CLASS A
                                             -----------------------------
                                               YEAR             JANUARY 2,
                                               ENDED              2004*
                                              OCTOBER            THROUGH
                                                31,            OCTOBER 31,

                                             -----------------------------
                                               2005                2004
Net asset value at beginning of
  period                                     $  18.58            $ 16.78
                                             --------            -------
Net investment income (loss) (a)                (0.08)             (0.09)
Net realized and unrealized gain
  (loss) on investments                          4.01               1.89
                                             --------            -------
Total from investment operations                 3.93               1.80
                                             --------            -------
Less dividends and distributions:
  From net investment income                       --                 --
  From net realized gain on
     investments                                (2.91)                --
                                             --------            -------
Total dividends and distributions               (2.91)                --
                                             --------            -------
Net asset value at end of period             $  19.60            $ 18.58
                                             ========            =======
Total investment return (c)                     22.66%             10.73%(d)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income (loss)                  (0.44%)            (0.36%)+
  Net expenses                                   1.66%              1.87% +#
  Expenses (before
     waiver/reimbursement)                       1.66%              1.87% +#
Portfolio turnover rate                           159%               132%
Net assets at end of period (in
  000's)                                     $194,615            $24,621




                                                                                 CLASS C
                                             ------------------------------------------------------------------------------
                                             SIX MONTHS
                                                ENDED
                                              APRIL 30,                            YEAR ENDED OCTOBER 31,

                                             ------------------------------------------------------------------------------
                                               2008**              2007             2006              2005            2004
Net asset value at beginning of
  period                                       $ 17.94           $ 19.26          $  19.19          $ 18.37          $16.15
                                               -------           -------          --------          -------          ------
Net investment income (loss) (a)                  0.03             (0.09)            (0.21)           (0.22)          (0.25)
Net realized and unrealized gain
  (loss) on investments                          (2.87)            (1.23)             2.08             3.95            3.28
                                               -------           -------          --------          -------          ------
Total from investment operations                 (2.84)            (1.32)             1.87             3.73            3.03
                                               -------           -------          --------          -------          ------
Less dividends and distributions:
  From net investment income                        --                --                --               --              --
  From net realized gain on
     investments                                 (2.01)               --             (1.80)           (2.91)          (0.81)
                                               -------           -------          --------          -------          ------
Total dividends and distributions                (2.01)               --             (1.80)           (2.91)          (0.81)
                                               -------           -------          --------          -------          ------
Net asset value at end of period               $ 13.09           $ 17.94          $  19.26          $ 19.19          $18.37
                                               =======           =======          ========          =======          ======
Total investment return (c)                     (17.14%)(d)        (6.80%)           10.32%           21.72%          19.29%
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income (loss)                   0.40 % +          (0.44%)           (1.14%)          (1.19%)         (1.13%)
  Net expenses                                    2.46% +           2.41%             2.39%            2.41%           2.62% #
  Expenses (before
     waiver/reimbursement)                        2.72% +           2.41%             2.39%            2.41%           2.62% #
Portfolio turnover rate                             75%              134%              124%             159%            132%
Net assets at end of period (in
  000's)                                       $27,456           $54,264          $120,414          $48,316          $5,518
                                                CLASS C
                                             ------------
                                             DECEMBER 30,
                                                 2002*
                                                THROUGH
                                              OCTOBER 31,

                                             ------------
                                                 2003
Net asset value at beginning of
  period                                        $11.46
                                                ------
Net investment income (loss) (a)                 (0.05)
Net realized and unrealized gain
  (loss) on investments                           4.74
                                                ------
Total from investment operations                  4.69
                                                ------
Less dividends and distributions:
  From net investment income                        --
  From net realized gain on
     investments                                    --
                                                ------
Total dividends and distributions                   --
                                                ------
Net asset value at end of period                $16.15
                                                ======
Total investment return (c)                      40.92%(d)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income (loss)                   (0.47%)+
  Net expenses                                    2.27% +#
  Expenses (before
     waiver/reimbursement)                        2.34% +#
Portfolio turnover rate                            135%
Net assets at end of period (in
  000's)                                        $    2




*    Commencement of operations.
**   Unaudited.
+    Annualized.
#    Includes transfer agent fees paid directly which amounted to 0.02% and 0.08%
     of average net assets for the years or periods ended October 31, 2004 and
     October 31, 2003, respectively, and custodian fees and other expenses paid indirectly which amounted to less than 0.01% of average net assets for the years indicated.
(a)  Per share data based on average shares outstanding during the period.
(b)  Less than one cent per share.
(c)  Total return is calculated exclusive of sales charges and assumes the reinvestments of dividends and distributions. Class I shares are not subject to sales charges.
(d)  Total return in not annualized.





20    MainStay Small Cap Opportunity Fund  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                CLASS B
      ----------------------------------------------------------
                                                      JANUARY 2,
      SIX MONTHS                                        2004*
         ENDED                                         THROUGH
       APRIL 30,        YEAR ENDED OCTOBER 31,       OCTOBER 31,

      ----------------------------------------------------------
        2008**        2007       2006       2005         2004
        $ 17.94     $ 19.25    $ 19.18    $ 18.38      $ 16.71
        -------     -------    -------    -------      -------
           0.03       (0.08)     (0.21)     (0.22)       (0.19)
          (2.88)      (1.23)      2.08       3.93         1.86
        -------     -------    -------    -------      -------
          (2.85)      (1.31)      1.87       3.71         1.67
        -------     -------    -------    -------      -------

             --          --         --         --           --
          (2.01)         --      (1.80)     (2.91)          --
        -------     -------    -------    -------      -------
          (2.01)         --      (1.80)     (2.91)          --
        -------     -------    -------    -------      -------
        $ 13.08     $ 17.94    $ 19.25    $ 19.18      $ 18.38
        =======     =======    =======    =======      =======
         (17.15%)(d)  (6.81%)    10.32%     21.59%        9.99% (d)

           0.41% +    (0.41%)    (1.12%)    (1.19%)      (1.12%)+
           2.46% +     2.41%      2.39%      2.41%        2.62% +#
           2.72% +     2.41%      2.39%      2.41%        2.62% +#
             75%        134%       124%       159%         132%
        $20,596     $32,502    $46,112    $48,496      $14,905



                                      CLASS I
      ----------------------------------------------------------------------

      SIX MONTHS
         ENDED
       APRIL 30,                     YEAR ENDED OCTOBER 31,

      ----------------------------------------------------------------------
        2008**        2007        2006        2005        2004        2003
       $  19.03     $  20.18    $  19.79    $  18.67    $  16.26    $  11.58
       --------     --------    --------    --------    --------    --------
           0.12         0.17        0.02        0.01        0.06        0.07
          (3.04)       (1.32)       2.17        4.02        3.21        4.74
       --------     --------    --------    --------    --------    --------
          (2.92)       (1.15)       2.19        4.03        3.27        4.81
       --------     --------    --------    --------    --------    --------

          (0.23)       (0.00)(b)      --          --       (0.05)      (0.13)
          (2.01)          --       (1.80)      (2.91)      (0.81)         --
       --------     --------    --------    --------    --------    --------
          (2.24)       (0.00)(b)   (1.80)      (2.91)      (0.86)      (0.13)
       --------     --------    --------    --------    --------    --------
       $  13.87     $  19.03    $  20.18    $  19.79    $  18.67    $  16.26
       ========     ========    ========    ========    ========    ========
         (16.58%)(d)   (5.69%)     11.73%      23.15%      20.72%      42.04%

           1.68% +      0.81%       0.09%       0.06%       0.32%       0.53%
           1.19% +      1.19%       1.17%       1.16%       1.18%#      1.27%#
           1.52% +      1.35%       1.17%       1.16%       1.18%#      1.34%#
             75%         134%        124%        159%        132%        135%
       $248,028     $631,108    $862,439    $317,602    $194,476    $163,362




The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              21

NOTES TO FINANCIAL STATEMENTS UNAUDITED

NOTE 1--ORGANIZATION AND BUSINESS:

Eclipse Funds (the "Trust") was organized on July 30, 1986 as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and is comprised of three funds (collectively referred to as the "Funds"). These financial statements and notes relate only to the MainStay Small Cap Opportunity Fund (the "Fund"), a diversified fund.

The Fund currently offers five classes of shares. Class I shares commenced on January 12, 1987. Class A shares and Class B shares commenced on January 2, 2004. Class C shares commenced on December 30, 2002. Investor Class shares commenced on February 28, 2008. Investor Class and Class A shares are offered at net asset value per share plus an initial sales charge. No sales charge applies on investments of $1 million or more (and certain other qualified purchases) in Investor Class and Class A shares, but a contingent deferred sales charge is imposed on certain redemptions of such shares within one year of the date of purchase. Class B shares and Class C shares are offered without an initial sales charge, although a declining contingent deferred sales charge may be imposed on redemptions made within six years of purchase of Class B shares and a 1% contingent deferred sales charge may be imposed on redemptions made within one year of purchase of Class C shares. Class I shares are not subject to a sales charge. Depending upon eligibility, Class B shares convert to either Investor Class or Class A shares eight years after the date they were purchased. Additionally, depending upon eligibility, Investor Class shares may convert to Class A shares and Class A shares may convert to Investor Class shares. The five classes of shares bear the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights and conditions except that Class B and Class C shares are subject to higher distribution fee rates than Investor Class and Class A shares under a distribution plan pursuant to Rule 12b-1 under the 1940 Act. Class I shares are not subject to a distribution or service fee.

The Fund's investment objective is to seek high total return.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES:

The Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America and follows the significant accounting policies described below.

(A) SECURITIES VALUATION. Equity securities are valued at the latest quoted sales prices as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date"). Securities that are not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Prices normally are taken from the principal market in which each security trades. Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Temporary cash investments acquired over 60 days prior to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature 60 days or less are valued at amortized cost. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost.

Securities for which market quotations are not readily available are valued by methods deemed in good faith by the Fund's Board of Trustees to represent fair value. Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security the trading for which has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security the market price of which is not available from an independent pricing source or, if so provided, does not, in the opinion of the Fund's Manager or Subadvisor (if applicable), reflect the security's market value; and (vi) a security where the trading on that security's principal market is temporarily closed at a time when, under normal conditions, it would be open. At April 30, 2008, the Fund held a security with a value of $166, that was valued in such a manner.

(B) FEDERAL INCOME TAXES. The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of the taxable income to the shareholders of the Fund within the allowable time limits. Therefore, no federal income tax provision is required.

In July 2006, the Financial Accounting Standards Board (the "FASB") issued Interpretation No. 48 "Accounting for Uncertainty in Income Taxes," an interpretation of FASB Statement No. 109 (the "Interpretation"). The Interpretation established for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation became effective for the Fund's 2008 fiscal year, and was applied to all open tax years as of the date of effectiveness. The Manager, as


22    MainStay Small Cap Opportunity Fund
defined in Note 3, determined that the adoption of the Interpretation did not have an impact on the Fund's financial statements upon adoption. The Manager continually reviews the Fund's tax positions and such conclusions under the Interpretation based on factors including, but not limited to, ongoing analyses of tax laws and regulations, and interpretations, thereof.

(C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually. All dividends and distributions are reinvested in shares of the Fund, at net asset value, unless the shareholder elects otherwise. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from generally accepted accounting principles in the United States of America. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in-capital.

(D) SECURITY TRANSACTIONS AND INVESTMENT INCOME. The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date and interest income is accrued as earned using the effective interest rate method. Discounts and premiums on short-term securities are accreted and amortized, respectively, on the straight-line method.

Investment income and realized and unrealized gains and losses on investments of the Fund are allocated to separate classes of shares pro rata based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.

(E) EXPENSES. Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and the distribution plans further discussed in Note 3 (B)) are allocated to separate classes of shares pro rata based upon their relative net asset value on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.

(F) USE OF ESTIMATES.   In preparing financial statements in conformity with
accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(G) FUTURES CONTRACTS. A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a securities index. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" such contract on a daily basis to reflect the market value of the contract at the end of each day's trading. The Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin". When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. The Fund invests in stock index futures contracts to gain full exposure to changes in stock market prices to fulfill its investment objectives.

The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Fund's involvement in open futures positions. Risks arise from the possible imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. However, the Fund's activities in futures contracts are conducted through regulated exchanges which minimize counterparty credit risks.

(H) SECURITIES LENDING. In order to realize additional income the Fund may lend its securities to broker-dealers and financial institutions. The loans are collateralized by cash or securities at least equal at all times to the market value of the securities loaned. Collateral will consist of U.S. Government securities, cash equivalents or irrevocable letters of credit. The Fund may bear the risk of delay in recovery of, or loss of rights in, the securities loaned should the borrower of the securities experience financial difficulty. The Fund receives compensation for lending its securities in the form of fees or it retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund.

(I) INDEMNIFICATIONS. Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements

                                                   mainstayinvestments.com    23
is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.

NOTE 3--FEES AND RELATED PARTY TRANSACTIONS:

(A) MANAGER. New York Life Investment Management LLC ("NYLIM" or "Manager"), a registered investment adviser and an indirect wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager. The Manager provides offices and conducts clerical, recordkeeping and bookkeeping services, and is responsible for the financial and accounting records required to be maintained by the Fund. The Manager also pays the salaries and expenses of all personnel affiliated with the Fund and all the operational expenses that are not the responsibility of the Fund. The Fund is advised by the Manager directly, without a subadvisor.

The Fund is contractually obligated to pay the Manager a monthly fee for services performed and facilities furnished at an annual rate of 1.00% of the average daily net assets of the Fund. The Manager has also contractually agreed to waive its management fee to 0.95% on assets over $1.5 billion. Effective May 1, 2008, the Manager has contractually agreed to waive its management fee to 0.95% on assets over $1 billion.

Effective April 1, 2008 (February 28, 2008 for Investor Class shares), NYLIM has entered into a written expense limitation agreement under which it has agreed to waive a portion of the Fund's management fee or reimburse the expenses of the appropriate class of the Fund so that the total ordinary operating expenses of a class (total ordinary operating expenses excluding taxes, interest, litigation, extraordinary expenses, and brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and the fees and expenses of any other funds in which the Fund invests) do not exceed the following percentages of average daily net assets: Investor Class, 1.80%; Class A, 1.70%; Class B, 2.55%; Class C, 2.55%; and Class I, 1.19%. These expense limitations may be modified or terminated only with the approval of the Board of Trustees. Pursuant to Trustee approval, effective May 1, 2008, NYLIM has further agreed to reduce the expense limitations for Class A, Class B and Class C shares to the following levels: Class A, 1.55%; Class B, 2.40%; and Class C, 2.40%. NYLIM may recoup the amount of certain management fee waivers or expense reimbursements from the Fund pursuant to the agreement if such action does not cause the Fund to exceed existing expense limitations and the recoupment is made within three years after the year in which NYLIM incurred the expense.

For the six months ended April 30, 2008, NYLIM earned fees from the Fund in the amount of $3,370,947 and waived its fees in the amount of $1,019,060.

As of April 30, 2008, the amounts of waived fees that are subject to possible recoupment by the Manager, and the related expiration dates are as follows:

        OCTOBER 31,
     2010          2011          TOTAL
  $1,305,029    $1,019,060    $2,324,089
----------------------------------------



Between May 1, 2007 and April 1, 2008, NYLIM had a written expense limitation agreement under which it had agreed to waive a portion of the Fund's management fee or reimburse the expenses of the appropriate class of the Fund so that the class' total ordinary operating expenses did not exceed the following amounts of average daily net assets for each class: Class A, 1.70%; Class B, 2.45%; Class C, 2.45%; and Class I, 1.19%. Prior to May 1, 2007, NYLIM had a different expense limitation agreement in place with respect to the Fund.

State Street Bank and Trust Company ("SSBT"), 1 Lincoln Street, Boston, Massachusetts, 02111, provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with NYLIM. These services include calculating daily net asset values of the Fund, maintaining general ledger and sub-ledger accounts for the calculation of the Fund's respective net asset values, and assisting NYLIM in conducting various aspects of the Fund's administrative operations. For providing these services to the Fund, SSBT is compensated by NYLIM.

(B) DISTRIBUTION AND SERVICE FEES. The Trust, on behalf of the Fund, has a Distribution Agreement with NYLIFE Distributors LLC (the "Distributor"), an indirect wholly-owned subsidiary of New York Life. The Fund, with respect to each class of shares, other than Class I shares, has adopted a distribution plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the 1940 Act.

Pursuant to the Investor Class and Class A Plans, the Distributor receives a monthly distribution fee from the Fund at an annual rate of 0.25% of the average daily net assets of the Fund's Investor Class and Class A shares, which is an expense of the Investor Class and Class A shares of the Fund, for distribution or service activities as designated by the Distributor. Pursuant to the Class B and Class C Plans, the Fund pays the Distributor a monthly distribution fee, which is an expense of the Class B and Class C shares of the Fund, at the annual rate of 0.75% of the average daily net assets of the Fund's Class B and Class C shares. The Plans provide that the Class B and Class C shares of the Fund also incur a service fee at the annual rate of 0.25% of the average daily net asset value of


24    MainStay Small Cap Opportunity Fund
the Class B and Class C shares of the Fund. Class I shares are not subject to a distribution or service fee.

The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.

(C) SALES CHARGES. The Fund was advised by the Distributor that the amount of sales charges retained on sales of Investor Class and Class A shares was $827 and $9,110, respectively for the six months ended April 30, 2008. The Fund was also advised that the Distributor retained contingent deferred sales charges on redemptions of Class A, Class B and Class C shares of $214, $37,666, and $2,363 respectively, for the six months ended April 30, 2008.

(D) TRANSFER, DIVIDEND DISBURSING AND SHAREHOLDER SERVICING AGENT. NYLIM Service Company LLC ("NYLIM Service"), an affiliate of NYLIM, is the Fund's transfer, dividend disbursing and shareholder servicing agent. NYLIM Service has entered into an agreement with Boston Financial Data Services pursuant to which it performs certain services for which NYLIM Service is responsible. Transfer agent expenses incurred by the Fund, for the six months ended April 30, 2008, amounted to $1,717,988.

(E) SMALL ACCOUNT FEES. Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. Shareholders with an account balance of less than $1,000 are charged an annual per account fee of $20 (assessed semi-annually).

(F) CAPITAL. At April 30, 2008, New York Life and its affiliates held beneficially shares of the Fund with the following values and percentages of net assets as follows:

Investor Class                 $    24,585    0.2%
--------------------------------------------------
Class A                              1,179    0.0*
--------------------------------------------------
Class B                              1,139    0.0*
--------------------------------------------------
Class C                              1,743    0.0*
--------------------------------------------------
Class I                         39,893,523    16.1
--------------------------------------------------



* Less than one-tenth of a percent.

(G) OTHER.   Pursuant to an Amended and Restated Management Agreement between the Fund and NYLIM, the cost of legal services provided to the Fund by the Office of the General Counsel of NYLIM are payable directly by the Fund. For the six months ended April 30, 2008, these fees, which are included in professional fees shown on the Statement of Operations, were $18,572.

NOTE 4--FEDERAL INCOME TAX:

The tax character of distributions paid during the year ended October 31, 2007 shown in the Statement of Changes in Net Assets, was as follows:

                                           2007
Distribution paid from:
  Ordinary Income                      $116,165
-----------------------------------------------



NOTE 5--CUSTODIAN:

SSBT is the custodian of cash and securities of the Fund. Custodial fees are charged to the Fund based on the market value of securities in the Fund and the number of certain cash transactions incurred by the Fund.

NOTE 6--LINE OF CREDIT:

The Fund, and certain affiliated funds, maintain a line of credit of $160,000,000 with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive shareholder redemption requests. These funds pay a commitment fee, at an annual rate of .060% of the average commitment amount, regardless of usage, to The Bank of New York, which serves as agent to the syndicate. Such commitment fees are allocated among the funds based upon net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Advances rate. There were no borrowings made or outstanding with respect to the Fund on the line of credit during the six months ended April 30, 2008.

NOTE 7--PURCHASES AND SALES OF
SECURITIES (IN 000'S):

During the six months ended April 30, 2008, purchases and sales of securities, other than short-term securities, were $508,752 and $904,090, respectively.

NOTE 8--CAPITAL SHARE TRANSACTIONS:


 INVESTOR CLASS                   SHARES          AMOUNT
Period ended April 30,
  2008*:
Shares sold                       10,475   $     142,543
Shares redeemed                  (54,788)       (746,270)
                             ---------------------------
Net decrease in shares
  outstanding before
  conversion                     (44,313)       (603,727)
Shares converted from Class
  A (See Note 1)               1,106,626      14,684,932
Shares converted from Class
  B (See Note 1)                  10,243         136,026
                             ---------------------------
Net increase                   1,072,556   $  14,217,231
                             ===========================

* Investor Class shares were first offered on February
  28, 2008.




                                                   mainstayinvestments.com    25

 CLASS A                          SHARES          AMOUNT
Six months ended April 30,
  2008:
Shares sold                    2,835,158   $  41,208,894
Shares issued to
  shareholders in
  reinvestment of dividends
  and distributions            1,664,668      25,644,532
Shares redeemed               (8,953,366)   (131,906,268)
                             ---------------------------
Net decrease in shares
  outstanding before
  conversion                  (4,453,540)    (65,052,842)
Shares reacquired upon
  conversion into Investor
  Class (See Note 1)          (1,107,461)    (14,684,932)
Shares converted from Class
  B (See Note 1)                  47,321         676,985
                             ---------------------------
Net decrease                  (5,513,680)  $ (79,060,789)
                             ===========================
Year ended October 31,
  2007:
Shares sold                    5,734,593   $ 116,384,929
Shares redeemed              (15,004,589)   (302,865,310)
                             ---------------------------
Net decrease in shares
  outstanding before
  conversion                  (9,269,996)   (186,480,381)
Shares converted from Class
  B (See Note 1)                 130,371       2,692,704
                             ---------------------------
Net decrease                  (9,139,625)  $(183,787,677)
                             ===========================


 CLASS B                          SHARES          AMOUNT
Six months ended April 30,
  2008:
Shares sold                       94,602   $   1,305,543
Shares issued to
  shareholders in
  reinvestment of dividends
  and distributions              217,629       3,210,018
Shares redeemed                 (489,524)     (6,862,723)
                             ---------------------------
Net decrease in shares
  outstanding before
  conversion                    (177,293)     (2,347,162)
Shares reacquired upon
  conversion into Class A
  (See Note 1)                   (49,181)       (676,985)
Shares reacquired upon
  conversion into Investor
  Class (See Note 1)             (10,652)       (136,026)
                             ---------------------------
Net decrease                    (237,126)  $  (3,160,173)
                             ===========================
Year ended October 31,
  2007:
Shares sold                      193,571   $   3,798,476
Shares redeemed                 (642,319)    (12,462,464)
                             ---------------------------
Net decrease in shares
  outstanding before
  conversion                    (448,748)     (8,663,988)
Shares reacquired upon
  conversion into Class A
  (See Note 1)                  (135,051)     (2,692,704)
                             ---------------------------
Net decrease                    (583,799)  $ (11,356,692)
                             ===========================

 CLASS C                          SHARES          AMOUNT
Six months ended April 30,
  2008:
Shares sold                      157,891   $   2,243,853
Shares issued to
  shareholders in
  reinvestment of dividends
  and distributions              249,183       3,677,942
Shares redeemed               (1,332,995)    (18,910,122)
                             ---------------------------
Net decrease                    (925,921)  $ (12,988,327)
                             ===========================
Year ended October 31,
  2007:
Shares sold                      166,130   $   3,290,628
Shares redeemed               (3,395,099)    (66,105,919)
                             ---------------------------
Net decrease                  (3,228,969)  $ (62,815,291)
                             ===========================


 CLASS I                          SHARES          AMOUNT
Six months ended April 30,
  2008:
Shares sold                    3,231,166   $  48,316,439
Shares issued to
  shareholders in
  reinvestment of dividends
  and distributions            3,845,657      60,517,897
Shares redeemed              (22,348,594)   (329,300,856)
                             ---------------------------
Net decrease                 (15,271,771)  $(220,466,520)
                             ===========================
Year ended October 31,
  2007:
Shares sold                    7,909,925   $ 163,836,875
Shares issued to
  shareholders in
  reinvestment of dividends        5,288         109,458
Shares redeemed              (17,504,785)   (357,509,322)
                             ---------------------------
Net decrease                  (9,589,572)  $(193,562,989)
                             ===========================



NOTE 9--NEW ACCOUNTING PRONOUNCEMENTS:

In September 2006, FASB issued Statement on Financial Accounting Standards
(SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of "fair value", sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards and is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2008, the Fund does not believe the adoption of SFAS No. 157, effective for the Fund for the fiscal year beginning November 1, 2008, will impact the amounts reported in the Fund's financial statements. However, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements reported in the financial statements for a fiscal period.



26    MainStay Small Cap Opportunity Fund

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statements and related disclosures.


                                                   mainstayinvestments.com    27

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AND SUBADVISORY AGREEMENT

Section 15(c) of the Investment Company Act of 1940, as amended (the "1940 Act") requires that each mutual fund's board of trustees, including a majority of trustees who are not "interested persons" of the fund, as defined in the 1940 Act ("Independent Trustees"), annually review and approve the fund's investment advisory Agreement. At its April 8-9, 2008 meeting, the Board of Trustees (the "Board") of the Small Cap Opportunity Fund (the "Fund"), which was comprised solely of Independent Trustees, unanimously approved the Amended and Restated Management Agreement (the "Agreement") for the Fund for one year.

In reaching its decision to approve the Agreement, the Board considered information furnished to the Board throughout the year at regular and special Board meetings, as well as information prepared specifically in connection with the annual contract review process that took place at various meetings between December 2007 and April 2008. Information provided to the Board at its meetings throughout the year included, among other things, detailed investment analytics reports on the Fund, prepared by the Investment Consulting Group at New York Life Investment Management LLC ("NYLIM"), investment adviser to the Fund. The structure and format for this regular reporting was developed in consultation with the Board. The Board also received throughout the year, among other things, periodic reports on shareholder services, legal and compliance matters, portfolio turnover, and sales and marketing activity. Information requested by and provided to the Board specifically in connection with the annual contract review process included, among other things, a report on the Fund prepared by Strategic Insight Mutual Fund Research and Consulting, LLC ("Strategic Insight"), an independent third-party service provider engaged by the Board to report objectively on the Fund's investment performance, management fee and ordinary operating expenses. The Board also requested and received information on the profitability of the Fund to NYLIM and its affiliates, discussed in greater detail below, and responses to a comprehensive list of questions encompassing a variety of topics prepared on behalf of the Board by independent legal counsel to the Board. In addition, the Board considered information provided to it by NYLIM and independent legal counsel concerning the Agreement, which was amended and restated to more completely reflect the services provided to the Fund, but did not result in a material amendment to the Fund's prior contractual arrangements.

In determining to approve the Agreement for one year, the members of the Board reviewed and evaluated all of this information and factors they believed, in light of legal advice furnished to them by independent legal counsel and through the exercise of their own business judgment, to be relevant and appropriate. The broad factors considered by the Board are discussed in greater detail below, and included, among other things: (i) the nature, extent, and quality of the services to be provided to the Fund by NYLIM as adviser to the Fund; (ii) the investment performance of the Fund; (iii) the cost of the services to be provided, and profits to be realized, by NYLIM and its affiliates from NYLIM's relationship with the Fund; (iv) the extent to which economies of scale may be realized as the Fund grows, and the extent to which economies of scale may benefit Fund investors; and (v) the reasonableness of the Fund's management fee level and overall total ordinary operating expenses, particularly as compared to similar portfolios.

The Board's decision to approve the Agreement was not based on any single factor noted above, but rather was based on a comprehensive consideration of all of the information provided to the Board throughout the year and specifically in connection with the contract review process. The members of the Board may have weighed certain factors differently. The Board's conclusions with respect to the Agreement were based also on the Board's consideration of the Agreement in prior years. In addition to considering the factors noted above, the Board observed that there are a range of investment options available to shareholders of the Fund, including a wide variety of mutual funds offered by competitors to the MainStay Group of Funds, and that the Fund's shareholders, having had the opportunity to consider alternative investment products and services, have chosen to invest in the MainStay Group of Funds. A discussion of the factors that figured prominently in the Board's decision to approve the Agreement is provided below.

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY NYLIM

In considering the approval of the Agreement, the Board examined the nature, extent and quality of the services that NYLIM provides to the Fund. The Board evaluated NYLIM's experience in serving as manager of the Fund, noting that NYLIM manages other mutual funds and serves a variety of other investment advisory clients, including other pooled investment vehicles. The Board considered the experience of senior personnel at NYLIM providing management and administrative services to the Fund, as well as NYLIM's reputation and financial condition. The Board considered NYLIM's performance in fulfilling its responsibilities for overseeing the Fund's legal and compliance environment, and for implementing Board directives as they relate to the Fund. In addition, the Board noted that NYLIM also is responsible for paying all of the salaries and expenses for the Fund's officers. The Board considered the scope and quality of NYLIM's services provided to the Fund's shareholders (including services provided through its affiliate, NYLIM Service Company LLC), such as the more extensive requirements of New York Life agents and reputation as a high-quality provider of shareholder services, which has been recognized by independent third-parties on numerous occasions. The Board noted the role that the MainStay


28    MainStay Small Cap Opportunity Fund

Group of Funds historically has played in serving the investment needs of New York Life Insurance Company policyholders, who often maintain smaller account balances than other retail investors. The Board acknowledged that it had approved NYLIM's recommendation to create a new "Investor Class" of shares designed principally to address the higher shareholder-servicing costs typically associated with smaller shareholder accounts. The Board also reviewed NYLIM's willingness to invest in personnel designed to benefit the Fund, including enhancements to investment teams at NYLIM. The Board further considered NYLIM's track record and experience in providing investment advisory services to the Fund. In this regard, the Board considered the experience of the Fund's portfolio management team, the number of accounts managed by the portfolio managers and NYLIM's method for compensating portfolio managers. In addition, the Board considered the benefits to shareholders of being part of the MainStay Group of Funds, including the privilege of exchanging investments between the same class of shares without the imposition of a sales charge, as described more fully in the Fund's prospectus. Based on these considerations, the Board concluded, within the context of its overall determinations regarding the Agreement, that the Fund is likely to continue to benefit from the nature, extent and quality of these services as a result of NYLIM's experience, personnel, operations and resources.

INVESTMENT PERFORMANCE OF THE SMALL CAP OPPORTUNITY FUND

In evaluating the Fund's investment performance, the Board considered investment performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered the detailed investment analytics reports provided by NYLIM's Investment Consulting Group on the Fund throughout the year. These reports, which were prepared by NYLIM in consultation with the Board, include, among other things, information on the Fund's gross and net returns, the Fund's investment performance relative to relevant investment categories and Fund benchmarks, the Fund's risk-adjusted investment performance, and the Fund's investment performance as compared to similar competitor funds, as appropriate. The Board also considered information provided by Strategic Insight showing the investment performance of the Fund as compared to similar mutual funds managed by other investment advisers.

In considering the Fund's investment performance, the Board gave weight to its ongoing discussions with senior management at NYLIM concerning Fund investment performance, as well as discussions between the Fund's portfolio managers and the Board that occurred at meetings from time to time throughout the year and in previous years. The Board considered specific actions that NYLIM had taken, or had agreed with the Board to take, to improve the Fund's investment performance, and any results of those actions. In considering the Fund's investment performance, the Board focused principally on the Fund's long-term performance track record, as opposed to the Fund's short-term investment performance.

As part of its evaluation of the Fund's investment performance, the Board gave particular attention to any information indicating underperformance for specific time periods relative to a peer group or benchmark, and NYLIM's explanations for such underperformance. The Board discussed with NYLIM reasons for the Fund's underperformance relative to its benchmark and peer group, and NYLIM's plans for enhancing the Fund's future investment performance.

Based on these considerations, the Board concluded, within the context of its overall determinations regarding the Agreement, that NYLIM is taking appropriate and reasonable actions to address the Board's concerns about the Fund's investment performance. The Fund discloses more information about its performance in the Portfolio Manager Discussions and Financial Highlights sections of this Semiannual Report and in the Fund's prospectus.

COSTS OF THE SERVICES PROVIDED, AND PROFITS TO BE REALIZED, BY NYLIM AND ITS AFFILIATES

The Board considered the costs of the services provided by NYLIM under the Agreement and the profitability of NYLIM and its affiliates due to their relationship with the Fund over various time periods.

In evaluating the costs and profits of NYLIM and its affiliates due to their relationship with the Fund, the Board considered, among other things, NYLIM's investments in personnel, systems, equipment and other resources necessary to manage the Fund. The Board acknowledged that NYLIM must be in a position to pay and retain experienced professional personnel to provide services to the Fund, and that NYLIM's ability to maintain a strong financial position is important in order for NYLIM to continue to provide high-quality ongoing services to the Fund and its shareholders. The Board noted, for example, increased costs borne by NYLIM and its affiliates due to new and ongoing regulatory and compliance requirements.

The Board also reviewed information from NYLIM regarding the estimated profitability realized by NYLIM and its affiliates due to their overall relationship with the Fund. The Board considered information from NYLIM illustrating the revenues and expenses allocated by NYLIM to the Fund, noting the difficulty in obtaining reliable comparative data about mutual fund managers' profitability, since such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager's organization, the types of funds it manages, and the manager's capital structure and costs of capital. While recognizing the difficulty in evaluating a manager's profitability with respect to the Fund, and noting that other

                                                   mainstayinvestments.com    29
profitability methodologies may also be reasonable, the Board concluded that the profitability methodology presented by NYLIM to the Board with respect to the Fund was reasonable in all material respects.

In considering the costs and profitability of the Fund, the Board also considered certain fall-out benefits that may be realized by NYLIM and its affiliates due to their relationship with the Fund. The Board recognized, for example, the benefits to NYLIM from legally permitted "soft-dollar" arrangements by which brokers may provide research and other services to NYLIM in exchange for commissions paid by the Fund with respect to trades on the Fund's portfolio securities. The Board also considered that, in addition to fees earned by NYLIM for managing the Fund, NYLIM affiliates also earn revenues from serving the Fund in various other capacities, including as transfer agent and distributor. The information provided to the Board indicated that the profitability to NYLIM and its affiliates arising directly from these other arrangements was not excessive. The Board noted that, although it assessed the overall profitability of the Fund to NYLIM and its affiliates as part of the annual contract review process, when considering the reasonableness of the fees to be paid to NYLIM and its affiliates under the Agreement, the Board considered the profitability of NYLIM's relationship with the Fund on a pre-tax basis, and without regard to distribution expenses.

After evaluating the information presented to the Board, the Board concluded, within the context of its overall determinations regarding the Agreement, that the profit to be realized by NYLIM and its affiliates due to their relationship with the Fund is fair and reasonable.

EXTENT TO WHICH ECONOMIES OF SCALE MAY BE REALIZED AS THE FUND GROWS

The Board also considered whether the Fund's expense structure permitted economies of scale to be shared with Fund investors. The Board reviewed information from NYLIM and Strategic Insight showing how the Fund's management fee compared with fees charged for similar services by peer funds as assets hypothetically increase over time. The Board noted the extent to which the Fund benefits from economies of scale through expense waivers and reimbursements. While recognizing that any precise determination of future economies of scale is necessarily subjective, the Board considered the extent to which NYLIM may realize a larger profit margin as the Fund's assets grow over time. The Board also observed that NYLIM subsidizes many of the Fund's overall expenses through the operation of contractual expense limitations that may be lifted only with prior approval of the Board.

Based on this information, the Board concluded, within the context of its overall determinations regarding the Agreement, that the Fund's expense structure appropriately reflects economies of scale for the benefit of Fund investors. The Board noted, however, that it would continue to evaluate the reasonableness of the Fund's expense structure as the Fund continues to grow over time.

MANAGEMENT FEE AND TOTAL ORDINARY OPERATING EXPENSES

The Board evaluated the reasonableness of the fee to be paid under the Agreement and the Fund's total ordinary operating expenses.

The Board considered information provided by NYLIM on the fees that NYLIM charges to other investment advisory clients, including institutional separate accounts and other funds with similar investment objectives as the Fund. In this regard, the Board took into account the relative scope of services provided to the Fund as opposed to NYLIM's other investment advisory clients. The Board also considered comparative data provided by Strategic Insight on the fees and expense ratios charged by similar mutual funds managed by other investment advisers. This comparative information assisted the Board in evaluating the reasonableness of the Fund's management fee when compared to similar fees charged by NYLIM to other investment advisory clients, and fees charged by other investment advisers to mutual funds in the Fund's peer group.

Following discussions between NYLIM and the Board, the Board considered and accepted NYLIM's recommendation to reduce the level of the total expense limitation and reduce the management fee charged to the Fund. Additionally, the Board considered and accepted NYLIM's recommendation to impose a new contractual management fee breakpoint on the Fund.

In assessing the reasonableness of the Fund's management fee and total ordinary operating expenses, the Board took note of any fee and expense arrangements that had been negotiated by the Board with NYLIM in recent years and observed that NYLIM has subsidized the total ordinary operating expenses of the Fund and Fund share classes through the imposition of contractual expense limitation arrangements that may be modified only with prior approval of the Board.

Based on these considerations, the Board concluded that the Fund's management fee and total ordinary operating expenses were within a range that is competitive and, within the context of the Board's overall conclusions regarding the Agreement, supports the conclusion that these fees and expenses are reasonable.

CONCLUSION

On the basis of the information provided to it and its evaluation thereof, the Board, which consisted entirely of Independent Trustees, unanimously approved the Agreement for one year.



30    MainStay Small Cap Opportunity Fund

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A description of the policies and procedures that NYLIM uses to vote proxies related to the Fund's securities is available without charge, upon request, (i) by visiting the Fund's website at mainstayinvestments.com; or (ii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

The Fund is required to file with the SEC its proxy voting record for the 12-month period ending June 30 on Form N-PX. The Fund's most recent Form N-PX is available free of charge upon request (i) by calling 800-MAINSTAY (624-6782);
(ii) by visiting the Fund's website at mainstayinvestments.com; or (iii) on the SEC's website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. The Fund's Form N-Q is available without charge on the SEC's website at www.sec.gov or by calling NYLIM at 800-MAINSTAY (624-6782). You also can obtain and review copies of Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).


                                                   mainstayinvestments.com    31

MAINSTAY FUNDS

MAINSTAY OFFERS A WIDE RANGE OF FUNDS FOR VIRTUALLY ANY INVESTMENT NEED. THE FULL ARRAY OF MAINSTAY OFFERINGS IS LISTED HERE, WITH INFORMATION ABOUT THE MANAGER, SUBADVISORS, LEGAL COUNSEL, AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.


EQUITY FUNDS
MAINSTAY 130/30 CORE FUND
MAINSTAY 130/30 GROWTH FUND
MAINSTAY ALL CAP GROWTH FUND
MAINSTAY CAPITAL APPRECIATION FUND
MAINSTAY COMMON STOCK FUND
MAINSTAY EQUITY INDEX FUND(1)
MAINSTAY GROWTH EQUITY FUND(2)
MAINSTAY ICAP EQUITY FUND
MAINSTAY ICAP SELECT EQUITY FUND
MAINSTAY LARGE CAP GROWTH FUND
MAINSTAY LARGE CAP OPPORTUNITY FUND(2)
MAINSTAY MAP FUND
MAINSTAY MID CAP GROWTH FUND
MAINSTAY MID CAP OPPORTUNITY FUND
MAINSTAY MID CAP VALUE FUND
MAINSTAY S&P 500 INDEX FUND
MAINSTAY SMALL CAP GROWTH FUND
MAINSTAY SMALL CAP OPPORTUNITY FUND
MAINSTAY SMALL CAP VALUE FUND
MAINSTAY VALUE FUND

INCOME FUNDS
MAINSTAY 130/30 HIGH YIELD FUND(2)
MAINSTAY CASH RESERVES FUND
MAINSTAY DIVERSIFIED INCOME FUND
MAINSTAY FLOATING RATE FUND
MAINSTAY GOVERNMENT FUND
MAINSTAY HIGH YIELD CORPORATE BOND FUND
MAINSTAY INDEXED BOND FUND
MAINSTAY INSTITUTIONAL BOND FUND
MAINSTAY INTERMEDIATE TERM BOND FUND
MAINSTAY MONEY MARKET FUND
MAINSTAY PRINCIPAL PRESERVATION FUND
MAINSTAY SHORT TERM BOND FUND
MAINSTAY TAX FREE BOND FUND

BLENDED FUNDS
MAINSTAY BALANCED FUND
MAINSTAY CONVERTIBLE FUND
MAINSTAY INCOME MANAGER FUND
MAINSTAY TOTAL RETURN FUND

INTERNATIONAL FUNDS
MAINSTAY 130/30 INTERNATIONAL FUND
MAINSTAY GLOBAL HIGH INCOME FUND
MAINSTAY ICAP GLOBAL FUND
MAINSTAY ICAP INTERNATIONAL FUND
MAINSTAY INTERNATIONAL EQUITY FUND


ASSET ALLOCATION FUNDS
MAINSTAY CONSERVATIVE ALLOCATION FUND
MAINSTAY GROWTH ALLOCATION FUND
MAINSTAY MODERATE ALLOCATION FUND
MAINSTAY MODERATE GROWTH ALLOCATION FUND

RETIREMENT FUNDS
MAINSTAY RETIREMENT 2010 FUND
MAINSTAY RETIREMENT 2020 FUND
MAINSTAY RETIREMENT 2030 FUND
MAINSTAY RETIREMENT 2040 FUND
MAINSTAY RETIREMENT 2050 FUND

MANAGER

NEW YORK LIFE INVESTMENT MANAGEMENT LLC
NEW YORK, NEW YORK

SUBADVISORS

INSTITUTIONAL CAPITAL LLC(3)
CHICAGO, ILLINOIS

MACKAY SHIELDS LLC(3)
NEW YORK, NEW YORK

MARKSTON INTERNATIONAL LLC
WHITE PLAINS, NEW YORK

MCMORGAN & COMPANY LLC(3)
SAN FRANCISCO, CALIFORNIA

WINSLOW CAPITAL MANAGEMENT, INC.
MINNEAPOLIS, MINNESOTA

LEGAL COUNSEL

DECHERT LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL OR CALL 800-MAINSTAY (624-6782) FOR A FREE PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE INVESTMENT COMPANY. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

1. Closed to new investors and new purchases as of January 1, 2002.
2. Offered only to residents of Connecticut, Maryland, New Jersey, and New York.
3. An affiliate of New York Life Investment Management LLC.

                        Not part of the Semiannual Report

                       This page intentionally left blank

                       This page intentionally left blank

 -----------------------------------------------------
Not FDIC insured.  No bank guarantee.  May lose value.




NYLIFE DISTRIBUTORS LLC, 169 LACKAWANNA AVENUE,
PARSIPPANY, NEW JERSEY 07054

This report may be distributed only when preceded or accompanied by a current Fund prospectus.

mainstayinvestments.com                                            Eclipse Funds

(C) 2008 by NYLIFE Distributors LLC. All rights reserved.
                                                      SEC File Number: 811-04847

NYLIM-AO13025         (RECYCLE LOGO)           MS156-08            MSSR10-06/08
                                                                          B1

(MAINSTAY INVESTMENTS LOGO)


                 MAINSTAY

                 BALANCED FUND



                 Message from the President

                 and

                 Semiannual Report

                 Unaudited

                 April 30, 2008

MESSAGE FROM

THE PRESIDENT


Stock and bond investors alike faced a series of challenges during the six months ended April 30, 2008. Lower real estate prices, slowing construction activity and weak consumer spending all took a toll on the U.S. economy. Growth in real gross national product declined dramatically in the fourth quarter of 2007 and, according to preliminary estimates, recovered only slightly in the first quarter of 2008.

Many financial institutions faced substantial write-downs on subprime mortgages and other lower-quality loans. As banks began to tighten their lending requirements, homeowners and businesses found it more difficult to raise needed capital. Recognizing the need for additional liquidity, the Federal Open Market Committee lowered the federal funds target rate and announced various programs to provide additional liquidity for financial institutions.

As the subprime mortgage crisis escalated, bond investors moved away from higher-risk debt securities toward the relative safety of U.S. Treasury issues. Caution also gripped the equity market as many investors shifted assets into sectors that tend to remain stable in periods of economic weakness.

Bonds generally fared much better than stocks during the six months ended April 30, 2008. All major U.S. stock market indexes declined over the same period, but small-capitalization stocks suffered the most. Among mid-cap and large-cap stocks, growth-oriented issues outperformed value-oriented ones. The market, which steadily declined until early March, closed the period with a modest upturn.

What is the best way to weather difficult markets? At MainStay, we believe that the consistent application of time-tested investment principles makes sense for investors with a long-term time horizon. All of our portfolio managers are aware of the forces that affected the markets during the six-month reporting period. Some may have significantly altered Fund positions to accommodate shifting market dynamics. Others may have simply stayed the course, with only minor portfolio adjustments. By paying close attention to the investment objectives and strategies of the respective Funds they manage, our portfolio managers seek to optimize performance over the long term.

The report that follows provides further details about the market forces and management decisions that affected your investment in MainStay Funds from November 1, 2007, through April 30, 2008. We hope that as you review these short-term results, you will maintain the long-term perspective that sound investing calls for in a shifting economic and market environment.

Sincerely,


 /s/ STEPHEN P. FISHER


Stephen P. Fisher
President





                        Not part of the Semiannual Report

(MAINSTAY INVESTMENTS LOGO)


                 MAINSTAY

                 BALANCED FUND



                 MainStay Funds

                 Semiannual Report

                 Unaudited

                 April 30, 2008

TABLE OF CONTENTS




SEMIANNUAL REPORT
---------------------------------------------

INVESTMENT AND PERFORMANCE COMPARISON       5
---------------------------------------------

PORTFOLIO MANAGEMENT DISCUSSION AND
  ANALYSIS                                 10
---------------------------------------------

PORTFOLIO OF INVESTMENTS                   12
---------------------------------------------

FINANCIAL STATEMENTS                       19
---------------------------------------------

NOTES TO FINANCIAL STATEMENTS              26
---------------------------------------------

BOARD CONSIDERATION AND APPROVAL OF
MANAGEMENT AGREEMENT                       33
---------------------------------------------

PROXY VOTING POLICIES AND PROCEDURES AND
PROXY VOTING RECORD                        36
---------------------------------------------

SHAREHOLDER REPORTS AND QUARTERLY
PORTFOLIO DISCLOSURE                       36

INVESTMENT AND PERFORMANCE COMPARISON*


PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND AS A RESULT, WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 800-MAINSTAY (624-6782) OR VISIT MAINSTAYINVESTMENTS.COM.


INVESTOR CLASS SHARES(1)--MAXIMUM 5.5% INITIAL SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL               SIX      ONE      FIVE     TEN
TOTAL RETURNS              MONTHS     YEAR    YEARS    YEARS
------------------------------------------------------------
With sales charges          -9.34%   -9.98%    7.63%    5.34%
Excluding sales charges     -4.07    -4.74     8.86     5.94




(PERFORMANCE GRAPH)                                         (With sales charges)


                     MAINSTAY BALANCED    RUSSELL MIDCAP(R)  ML CORP                           RUSSELL MIDCAP(R)
                            FUND            VALUE INDEX     GOVT 1-10    BALANCED COMPOSITE         INDEX
                     -----------------    --------------    ---------    ------------------    --------------
4/30/98                    9450.00           10000.00        10000.00         10000.00            10000.00
                           9699.00           10190.00        10644.00         10428.00            10593.00
                           8959.00            9732.00        10813.00         10239.00            12289.00
                          10436.00           11640.00        12112.00         11952.00            12325.00
                          11396.00           12619.00        12978.00         12942.00            12238.00
                          11005.00           10917.00        14354.00         12420.00            10508.00
                          13153.00           14730.00        14645.00         15019.00            14234.00
                          14308.00           17721.00        15113.00         17023.00            16315.00
                          15970.00           22106.00        15265.00         19539.00            20625.00
                          17661.00           26451.00        16277.00         22339.00            23769.00
4/30/08                   16822.00           23368.00        17476.00         21398.00            22263.00







CLASS A SHARES(2)--MAXIMUM 5.5% INITIAL SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL               SIX       ONE      FIVE     TEN
TOTAL RETURNS              MONTHS     YEAR     YEARS    YEARS
-------------------------------------------------------------
With sales charges          -9.38%   -10.02%    7.63%    5.34%
Excluding sales charges     -4.11     -4.78     8.85     5.93




                                                            (With sales charges)
(PERFORMANCE GRAPH)

              MAINSTAY BALANCED    RUSSELL MIDCAP(R)  ML CORP                           RUSSELL MIDCAP(R)
                     FUND            VALUE INDEX     GOVT 1-10    BALANCED COMPOSITE         INDEX
              -----------------    --------------    ---------    ------------------    --------------
4/30/98            23625.00           25000.00        25000.00         25000.00            25000.00
                   24248.00           25474.00        26609.00         26071.00            26484.00
                   22398.00           24330.00        27033.00         25598.00            30724.00
                   26091.00           29099.00        30280.00         29881.00            30811.00
                   28490.00           31548.00        32446.00         32355.00            30594.00
                   27512.00           27292.00        35884.00         31049.00            26270.00
                   32882.00           36824.00        36612.00         37548.00            35584.00
                   35770.00           44301.00        37783.00         42557.00            40787.00
                   39926.00           55265.00        38163.00         48848.00            51562.00
                   44154.00           66127.00        40694.00         55847.00            59422.00
4/30/08            42038.00           58421.00        43691.00         53495.00            55658.00






CLASS B SHARES(2)--MAXIMUM 5% CDSC IF REDEEMED WITHIN THE FIRST SIX YEARS OF PURCHASE
--------------------------------------------------------------------------------

AVERAGE ANNUAL               SIX      ONE      FIVE     TEN
TOTAL RETURNS              MONTHS     YEAR    YEARS    YEARS
------------------------------------------------------------
With sales charges          -8.94%   -9.88%    7.76%    5.16%
Excluding sales charges     -4.48    -5.49     8.05     5.16




                                                            (With sales charges)
(PERFORMANCE GRAPH)

              MAINSTAY BALANCED    RUSSELL MIDCAP(R)  ML CORP                           RUSSELL MIDCAP(R)
                     FUND            VALUE INDEX     GOVT 1-10    BALANCED COMPOSITE         INDEX
              -----------------    --------------    ---------    ------------------    --------------
4/30/98            10000.00           10000.00        10000.00         10000.00            10000.00
                   10194.00           10190.00        10644.00         10428.00            10593.00
                    9340.00            9732.00        10813.00         10239.00            12289.00
                   10801.00           11640.00        12112.00         11952.00            12325.00
                   11709.00           12619.00        12978.00         12942.00            12238.00
                   11224.00           10917.00        14354.00         12420.00            10508.00
                   13320.00           14730.00        14645.00         15019.00            14234.00
                   14385.00           17721.00        15113.00         17023.00            16315.00
                   15943.00           22106.00        15265.00         19539.00            20625.00
                   17492.00           26451.00        16277.00         22339.00            23769.00
4/30/08            16530.00           23368.00        17476.00         21398.00            22263.00





* Performance tables and graphs do not reflect the deduction of taxes that a shareholder would pay on distributions or Fund-share redemptions. Total returns reflect maximum applicable sales charges explained in this paragraph, change in share price, and reinvestment of dividend and capital-gain distributions. The graphs assume an initial investment of $25,000 for Class A shares and $10,000 for all other classes and reflect the deduction of all sales charges that would have applied for the period of investment. Investor Class shares and Class A shares are sold with a maximum initial sales charge of 5.50% and an annual 12b-1 fee of 0.25%. Class B shares are sold with no initial sales charge, are subject to a contingent deferred sales charge ("CDSC") of up to 5.00%, if redeemed within the first six years of purchase, and have an annual 12b-1 fee of 1.00%. Class C shares are sold with no initial sales charge, are subject to a CDSC of 1.00%, if redeemed within one year of purchase, and have an annual 12b-1 fee of 1.00%. Class I shares are sold with no initial sales charge or CDSC, have no annual 12b-1 fee and are generally available to corporate and institutional investors and individual investors with a minimum initial investment of $5 million. Class R1 shares are sold with no initial sales charge or CDSC and have no annual 12b-1 fee. Class R2 shares are sold with no initial sales charge or CDSC and have an annual 12b-1 fee of 0.25%. Class R1 and R2 shares are available only through corporate-sponsored retirement programs, which include certain minimum program requirements. Class R3 shares are sold with no initial sales charge or CDSC, have an annual 12b-1 fee of 0.50%, and are available in certain individual retirement accounts or in certain retirement plans. Performance figures reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. These fee waivers and/or expense limitations are contractual

THE DISCLOSURE AND FOOTNOTES ON THE NEXT TWO PAGES ARE AN INTEGRAL PART OF THE TABLES AND GRAPHS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.


                                                    mainstayinvestments.com    5

CLASS C SHARES(3)--MAXIMUM 1% CDSC IF REDEEMED WITHIN ONE YEAR OF PURCHASE
--------------------------------------------------------------------------------

AVERAGE ANNUAL               SIX      ONE      FIVE     TEN
TOTAL RETURNS              MONTHS     YEAR    YEARS    YEARS
------------------------------------------------------------
With sales charges          -5.38%   -6.37%    8.05%    5.15%
Excluding sales charges     -4.48    -5.49     8.05     5.15




                                                            (With sales charges)
(PERFORMANCE GRAPH)

                     MAINSTAY BALANCED    RUSSELL MIDCAP(R)  ML CORP                           RUSSELL MIDCAP(R)
                            FUND            VALUE INDEX     GOVT 1-10    BALANCED COMPOSITE         INDEX
                     -----------------    --------------    ---------    ------------------    --------------
4/30/98                   10000.00           10000.00        10000.00         10000.00            10000.00
                          10193.00           10190.00        10644.00         10428.00            10593.00
                           9344.00            9732.00        10813.00         10239.00            12289.00
                          10802.00           11640.00        12112.00         11952.00            12325.00
                          11711.00           12619.00        12978.00         12942.00            12238.00
                          11225.00           10917.00        14354.00         12420.00            10508.00
                          13324.00           14730.00        14645.00         15019.00            14234.00
                          14383.00           17721.00        15113.00         17023.00            16315.00
                          15942.00           22106.00        15265.00         19539.00            20625.00
                          17491.00           26451.00        16277.00         22339.00            23769.00
4/30/08                   16529.00           23368.00        17476.00         21398.00            22263.00






CLASS I SHARES--NO SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL      SIX      ONE      FIVE     TEN
TOTAL RETURNS     MONTHS     YEAR    YEARS    YEARS
---------------------------------------------------
                  -3.92%    -4.40%    9.29%    6.28%




(PERFORMANCE GRAPH)

                     MAINSTAY BALANCED    RUSSELL MIDCAP(R)  ML CORP                           RUSSELL MIDCAP(R)
                            FUND            VALUE INDEX     GOVT 1-10    BALANCED COMPOSITE         INDEX
                     -----------------    --------------    ---------    ------------------    --------------
4/30/98                   10000.00           10000.00        10000.00         10000.00            10000.00
                          10291.00           10190.00        10644.00         10428.00            10593.00
                           9526.00            9732.00        10813.00         10239.00            12289.00
                          11124.00           11640.00        12112.00         11952.00            12325.00
                          12178.00           12619.00        12978.00         12942.00            12238.00
                          11790.00           10917.00        14354.00         12420.00            10508.00
                          14127.00           14730.00        14645.00         15019.00            14234.00
                          15437.00           17721.00        15113.00         17023.00            16315.00
                          17311.00           22106.00        15265.00         19539.00            20625.00
                          19228.00           26451.00        16277.00         22339.00            23769.00
4/30/08                   18380.00           23368.00        17476.00         21398.00            22263.00






CLASS R1 SHARES(2)--NO SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL      SIX      ONE      FIVE     TEN
TOTAL RETURNS     MONTHS     YEAR    YEARS    YEARS
---------------------------------------------------
                  -3.98%    -4.52%    9.16%    6.16%




(PERFORMANCE GRAPH)

              MAINSTAY BALANCED    RUSSELL MIDCAP(R)  ML CORP                           RUSSELL MIDCAP(R)
                     FUND            VALUE INDEX     GOVT 1-10    BALANCED COMPOSITE         INDEX
              -----------------    --------------    ---------    ------------------    --------------
4/30/98            10000.00           10000.00        10000.00         10000.00            10000.00
                   10280.00           10190.00        10644.00         10428.00            10593.00
                    9506.00            9732.00        10813.00         10239.00            12289.00
                   11090.00           11640.00        12112.00         11952.00            12325.00
                   12127.00           12619.00        12978.00         12942.00            12238.00
                   11729.00           10917.00        14354.00         12420.00            10508.00
                   14036.00           14730.00        14645.00         15019.00            14234.00
                   15317.00           17721.00        15113.00         17023.00            16315.00
                   17168.00           22106.00        15265.00         19539.00            20625.00
                   19044.00           26451.00        16277.00         22339.00            23769.00
4/30/08            18180.00           23368.00        17476.00         21398.00            22263.00





   and may be modified or terminated only with the approval of the Board of Trustees. The Manager may recoup the amount of certain management fee waivers or expense reimbursements from the Fund pursuant to the contract if such action does not cause the Fund to exceed existing expense limitations and the recoupment is made within three years after the year in which the Manager incurred the expense.
1. Performance figures for Investor Class shares, first offered on February 28, 2008, include the historical performance of Class A shares from January 1, 2004, through February 27, 2008, adjusted for differences in certain contractual fees and expenses. Unadjusted, the performance shown for the Investor Class shares might have been lower.
2. Performance figures for Class A, B, R1 and R2 shares, first offered on January 1, 2004, include the historical performance of Class I shares from January 1, 1998, through December 31, 2003, adjusted for differences in certain contractual expenses and fees. Unadjusted, the performance shown for the Class A, B, R1 and R2 shares might have been lower.
3. Performance figures for Class C shares, first offered on January 1, 2004, include the historical performance of the L Class shares (which were redesignated as Class C shares on January 1, 2004) from December 30, 2002, through December 31, 2003, and the historical performance of the Class I shares from January 1, 1998, through December 29, 2002, adjusted for differences in certain contractual expenses and fees. Unadjusted, the performance shown for the Class C shares might have been lower.
4. Performance figures for Class R3 shares, first offered to the public on April 28, 2006, include the historical performance of Class I shares from January 1, 1998 through April 27, 2006, adjusted for differences in certain contractual expenses and fees. Unadjusted, the performance shown for the Class R3 shares might have been lower.


THE DISCLOSURE ON THE PRECEDING PAGE AND THE FOOTNOTES ON THE FOLLOWING PAGE ARE AN INTEGRAL PART OF THE TABLES AND GRAPHS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.



6    MainStay Balanced Fund

CLASS R2 SHARES(2)--NO SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL      SIX      ONE      FIVE     TEN
TOTAL RETURNS     MONTHS     YEAR    YEARS    YEARS
---------------------------------------------------
                  -4.10%    -4.76%    8.89%    5.90%




(PERFORMANCE GRAPH)

                     MAINSTAY BALANCED    RUSSELL MIDCAP(R)  ML CORP                           RUSSELL MIDCAP(R)
                            FUND            VALUE INDEX     GOVT 1-10    BALANCED COMPOSITE         INDEX
                     -----------------    --------------    ---------    ------------------    --------------
4/30/98                   10000.00           10000.00        10000.00         10000.00            10000.00
                          10253.00           10190.00        10644.00         10428.00            10593.00
                           9461.00            9732.00        10813.00         10239.00            12289.00
                          11010.00           11640.00        12112.00         11952.00            12325.00
                          12011.00           12619.00        12978.00         12942.00            12238.00
                          11586.00           10917.00        14354.00         12420.00            10508.00
                          13836.00           14730.00        14645.00         15019.00            14234.00
                          15052.00           17721.00        15113.00         17023.00            16315.00
                          16827.00           22106.00        15265.00         19539.00            20625.00
                          18622.00           26451.00        16277.00         22339.00            23769.00
4/30/08                   17734.00           23368.00        17476.00         21398.00            22263.00






CLASS R3(4) SHARES--NO SALES CHARGES
--------------------------------------------------------------------------------

AVERAGE ANNUAL      SIX      ONE      FIVE     TEN
TOTAL RETURNS     MONTHS     YEAR    YEARS    YEARS
---------------------------------------------------
                  -4.22%    -5.00%    8.62%    5.63%




(PERFORMANCE GRAPH)

                     MAINSTAY BALANCED    RUSSELL MIDCAP(R)  ML CORP                           RUSSELL MIDCAP(R)
                            FUND            VALUE INDEX     GOVT 1-10    BALANCED COMPOSITE         INDEX
                     -----------------    --------------    ---------    ------------------    --------------
4/30/98                   10000.00           10000.00        10000.00         10000.00            10000.00
                          10229.00           10190.00        10644.00         10428.00            10593.00
                           9412.00            9732.00        10813.00         10239.00            12289.00
                          10926.00           11640.00        12112.00         11952.00            12325.00
                          11889.00           12619.00        12978.00         12942.00            12238.00
                          11441.00           10917.00        14354.00         12420.00            10508.00
                          13627.00           14730.00        14645.00         15019.00            14234.00
                          14802.00           17721.00        15113.00         17023.00            16315.00
                          16499.00           22106.00        15265.00         19539.00            20625.00
                          18212.00           26451.00        16277.00         22339.00            23769.00
4/30/08                   17299.00           23368.00        17476.00         21398.00            22263.00







 BENCHMARK PERFORMANCE                                             SIX       ONE      FIVE     TEN
                                                                 MONTHS     YEAR     YEARS    YEARS
---------------------------------------------------------------------------------------------------------
Russell Midcap(R) Value Index(5)                                  -9.20%   -11.65%   16.44%    8.86%
Balanced Composite Index(6)                                       -3.83     -4.21    11.49     7.90
Merrill Lynch Corporate & Government 1-10 Years Bond Index(7)      4.32      7.36     4.02     5.74
Russell Midcap(R) Index(8)                                        -8.77     -6.34    16.20     8.33
Average Lipper mixed-asset target allocation growth fund(9)       -6.80     -1.63     9.18     4.51



5. The Russell Midcap(R) Value Index is an unmanaged index that measures the performance of those Russell Midcap(R) companies with lower price-to-book ratios and lower forecasted growth values. Results assume reinvestment of all income and capital gains. The Russell Midcap(R) Value Index is considered to be the Fund's broad-based securities market index for comparison purposes. An investment cannot be made directly in an index.
6. The Fund's Balanced Composite Index consists of the Russell Midcap(R) Value Index and the Merrill Lynch Corporate & Government 1-10 Years Bond Index weighted 60%/40%, respectively. Results assume that all income and capital gains are reinvested in the index or indices that produce them. An investment cannot be made directly in an index.
7. The Merrill Lynch Corporate & Government 1-10 Years Bond Index is a market-capitalization-weighted index that consists of U.S. government and fixed-coupon domestic investment-grade corporate bonds. Results assume reinvestment of all income and capital gains. An investment cannot be made directly in an index.
8. The Russell Midcap(R) Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000(R) Index, which, in turn, is an unmanaged index that measures the performance of the 1,000 largest U.S. companies based on total market capitalization. Results assume reinvestment of all income and capital gains. An investment cannot be made directly in an index.
9. Lipper Inc. is an independent monitor of fund performance. Results are based on average total returns of similar funds with all dividend and capital-gain distributions reinvested.

THE DISCLOSURE ON THE PRECEDING TWO PAGES IS AN INTEGRAL PART OF THE TABLES AND GRAPHS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.


                                                    mainstayinvestments.com    7

COST IN DOLLARS OF A $1,000 INVESTMENT IN MAINSTAY BALANCED FUND

The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from November 1, 2007, to April 30, 2008, and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, exchange fees, and sales charges (loads) on purchases (as applicable), and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses (as applicable). This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from November 1, 2007, to April 30, 2008.

This example illustrates your Fund's ongoing costs in two ways:

- ACTUAL EXPENSES
The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested to estimate the expenses that you paid during the six-months ended April 30, 2008. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

- HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, if applicable, exchange fees, or sales charges (loads). Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                                                                             ENDING ACCOUNT
                                             ENDING ACCOUNT                   VALUE (BASED
                                              VALUE (BASED                   ON HYPOTHETICAL
                                BEGINNING       ON ACTUAL       EXPENSES      5% ANNUALIZED      EXPENSES
                                 ACCOUNT       RETURNS AND        PAID         RETURN AND          PAID
                                  VALUE         EXPENSES)        DURING     ACTUAL EXPENSES)      DURING
SHARE CLASS                    11/1/07(3)        4/30/08       PERIOD(1)         4/30/08        PERIOD(1)
INVESTOR CLASS SHARES(2)        $1,000.00       $1,008.10        $ 2.42         $1,006.06         $ 2.41
---------------------------------------------------------------------------------------------------------

CLASS A SHARES                  $1,000.00       $  958.90        $ 6.38         $1,018.35         $ 6.57
---------------------------------------------------------------------------------------------------------

CLASS B SHARES                  $1,000.00       $  955.20        $10.11         $1,014.52         $10.42
---------------------------------------------------------------------------------------------------------

CLASS C SHARES                  $1,000.00       $  955.20        $10.11         $1,014.52         $10.42
---------------------------------------------------------------------------------------------------------

CLASS I SHARES                  $1,000.00       $  960.80        $ 4.58         $1,020.19         $ 4.72
---------------------------------------------------------------------------------------------------------

CLASS R1 SHARES                 $1,000.00       $  960.20        $ 5.07         $1,019.69         $ 5.22
---------------------------------------------------------------------------------------------------------

CLASS R2 SHARES                 $1,000.00       $  959.00        $ 6.28         $1,018.45         $ 6.47
---------------------------------------------------------------------------------------------------------

CLASS R3 SHARES                 $1,000.00       $  957.80        $ 7.50         $1,017.21         $ 7.72
---------------------------------------------------------------------------------------------------------


1. Expenses are equal to the Fund's annualized expense ratio of each class (1.42% for Investor Class, 1.31% for Class A, 2.08% for Class B and Class C, 0.94% for Class I, 1.04% for Class R1, 1.29% for Class R2 and 1.54% for Class
   R3) multiplied by the average account value over the period, divided by 366 and multiplied by 182 days for Classes A, B, C, I, R1, R2 and R3 (to reflect the one-half year period) and 62 days for Investor Class (to reflect the since-inception period).
2. Expenses paid during the period reflect ongoing costs for the period from inception through April 30, 2008. Had these shares been offered for the full six-month period ended April 30, 2008, and had the Fund provided a hypothetical 5% annualized return, expenses paid during the period would have been $7.12 and the ending account value would have been $1,017.80.
3. Investor Class shares commenced operations on February 28, 2008.



8    MainStay Balanced Fund

PORTFOLIO COMPOSITION AS OF APRIL 30, 2008

(PORTFOLIO COMPOSITION PIE CHART)

Common Stocks                                   59.60
Corporate Bonds                                 38.60
Short-Term Investments (collateral from
  securities lending is 7.8%)                    8.60
Federal Agencies                                 0.50
Yankee Bond                                      0.10
Convertible Bond                                0.00*
Futures                                         0.00*
Liabilities in Excess of Cash and Other
  Assets                                        (7.40)





* Less than one-tenth of a percent.

See Portfolio of Investments on page 12 for specific holdings within these categories.

TOP TEN HOLDINGS OR ISSUERS AS OF APRIL 30, 2008 (EXCLUDING SHORT-TERM INVESTMENTS)



    1.  Bear Stearns Cos., Inc. (The),
        5.30%-7.625%,
        due 12/7/09-10/30/15
    2.  Hess Corp.
    3.  Nabisco, Inc., 7.55%, due 6/15/15
    4.  Wal-Mart Stores, Inc., 6.875%, due
        8/10/09
    5.  Ford Motor Co.
    6.  Morgan Stanley, 5.75%-6.75%, due
        4/15/11-10/18/16
    7.  Parker Hannifin Corp.
    8.  Credit Suisse First Boston USA, Inc.,
        6.125%-6.50%,
        due 6/1/08-11/15/11
    9.  CSX Corp.
   10.  Caterpillar, Inc., 5.70%-7.25%, due
        9/15/09-8/15/16






                                                    mainstayinvestments.com    9

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS
QUESTIONS ANSWERED BY PORTFOLIO MANAGERS JOAN M. SABELLA AND TONY H. ELAVIA OF NEW YORK LIFE INVESTMENT MANAGEMENT LLC, THE FUND'S MANAGER.

HOW DID MAINSTAY BALANCED FUND PERFORM RELATIVE TO ITS PEERS AND ITS BENCHMARK DURING THE SIX MONTHS ENDED APRIL 30, 2008?

Excluding all sales charges, MainStay Balanced Fund returned -4.07% for Investor Class shares,(1) -4.11% for Class A shares, -4.48% for Class B shares and -4.48% for Class C shares for the six months ended April 30, 2008. Over the same period, the Fund's Class I shares returned -3.92%, Class R1 shares returned -3.98%, Class R2 shares returned -4.10% and Class R3 shares returned -4.22%. All share classes outperformed the -6.80% return of the average Lipper(2) mixed-asset target allocation growth fund and the -9.20% return of the Russell Midcap(R) Value Index(3) for the six-month reporting period. All share classes underperformed the -3.83% return of the Fund's Balanced Composite Index(4) for the six months ended April 30, 2008. The Russell Midcap(R) Value Index is the Fund's broad-based securities-market index. See pages 5 and 6 for Fund returns with sales charges.

DURING THE REPORTING PERIOD, WHICH EQUITY SECTORS WERE THE STRONGEST CONTRIBUTORS TO THE FUND'S PERFORMANCE AND WHICH EQUITY SECTORS WERE THE WEAKEST?

The equity portion of the Fund utilizes a proprietary quantitative investment process that focuses on a combination of valuation, growth and momentum factors. Sector holdings are a residual of the Fund's investment process and are not a product of top-down, macroeconomic analysis. The equity sectors that contributed the most to the Fund's absolute performance during the reporting period were materials, utilities and energy. The weakest sector contributions to the Fund's absolute performance came from information technology, consumer discretionary and health care.

DURING THE REPORTING PERIOD, WHICH STOCKS WERE THE STRONGEST CONTRIBUTORS TO THE FUND'S PERFORMANCE AND WHICH STOCKS WERE THE WEAKEST?

The strongest individual contributors to performance in the equity portion of the Fund were Mosaic, United States Steel and Wal-Mart Stores. During the reporting period, Mosaic and United States Steel benefited from strong commodity pricing. Wal-Mart Stores benefited from internal price controls.

The weakest stocks in the Fund included NVIDIA, WellPoint and Google. WellPoint struggled in the face of pricing pressures, slower demand and higher operating costs, but the Fund retained the position. In March 2008, we sold the Fund's positions in Google; and in April, we eliminated the Fund's position in NVIDIA.

DID THE FUND MAKE ANY SIGNIFICANT PURCHASES OR SALES DURING THE REPORTING
PERIOD?

The Fund selects securities using a proprietary investment process, which seeks stocks that have attractive relative valuations, strong operating results and positive price trends. Among the stocks that fit the Fund's purchase criteria during the reporting period were Millennium Pharmaceuticals and Hess. Both stocks were purchased in January 2008, and both contributed positively to the Fund's performance during the reporting period.

Among the stocks the Fund sold during the reporting period because of unattractive valuations, weakening operating results and deteriorating price trends were NRG Energy and Entergy.

HOW DID SECTOR WEIGHTINGS CHANGE IN THE EQUITY PORTION OF THE FUND DURING THE REPORTING PERIOD?

Weighting changes in the equity portion of the Fund result from a combination of stock performance and

Investment in common stocks and other equity securities is particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in management's ability to anticipate those changes that can adversely affect the value of the Fund's holdings. The principal risk of investing in value stocks is that they may never reach what the portfolio manager believes is their full value or that they may even go down in value. The Fund can invest in foreign securities, which may be subject to greater risks than U.S. investments, including currency fluctuations, less-liquid trading markets, greater price volatility, political and economic instability, less publicly available information and changes in tax or currency laws or monetary policy. The Fund may invest in derivatives, which may increase the volatility of the Fund's net asset value and may result in a loss to the Fund. The Fund's use of securities lending presents the risk of default by the borrower, which may also result in a loss to the Fund. The Fund invests in mid-cap stocks, which may be more volatile and less liquid than the securities of larger companies. The values of debt securities fluctuate depending on various factors, including interest rates, issuer creditworthiness, market conditions and maturities.

1. Performance for Investor Class shares prior to 2/28/08, the date the shares were first offered, includes the historical performance of Class A shares adjusted to reflect the differences in certain contractual fees and expenses for such shares. Unadjusted, the performance shown for Investor Class shares might have been lower.
2. See footnote on page 7 for more information on Lipper Inc.
3. See footnote on page 7 for more information on the Russell Midcap(R) Value Index.
4. See footnote on page 7 for more information on the Fund's Balanced Composite Index.


10    MainStay Balanced Fund
the Fund's proprietary quantitative security-selection process. During the reporting period, the Fund's equity weightings increased substantially relative to the Russell Midcap(R) Value Index in industrials and information technology. Over the same period, the Fund's equity weightings in financials and utilities declined substantially.

HOW WAS THE EQUITY PORTION OF THE FUND POSITIONED AT THE END OF THE REPORTING PERIOD?

As of April 30, 2008, the equity portion of the Fund was significantly overweight relative to the Russell Midcap(R) Value Index in health care, industrials and consumer discretionary. The overweight positions in industrials and consumer discretionary helped the Fund's performance, while the allocation to health care detracted from performance. At the end of April, the Fund was significantly underweight in utilities and financials. These underweight positions helped the Fund's results.

WHAT FACTORS AFFECTED THE BOND PORTION OF THE FUND DURING THE REPORTING PERIOD?

During the reporting period, the Federal Open Market Committee aggressively lowered the targeted federal funds rate from 4.50% to 2.00%, in a total of five separate moves. These easing moves brought the targeted federal fund rate to its lowest level since December 2004. The yield curve resumed an upward slope by the end of the period, with longer-term Treasury bonds yielding more than Treasury bills.

During the reporting period, there were no significant changes in the way the bond portion of the Fund was managed. This portion of the Fund maintained a duration of three to five years and a laddered maturity schedule. All bonds held by the Fund were investment grade on the date of purchase. The Fund's duration was shorter than that of the Merrill Lynch U.S. Corporate & Government 1-10 Years Bond Index, the fixed-income component of the Fund's Balanced Composite Index. This positioning caused the bond portion of the Fund to underperform the Merrill Lynch U.S. Corporate & Government 1-10 Years Bond Index, as interest rates declined over the reporting period.



The opinions expressed are those of the portfolio managers as of the date of this report and are subject to change. There is no guarantee that any forecast made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

                                                   mainstayinvestments.com    11

PORTFOLIO OF INVESTMENTS+++ APRIL 30, 2008 UNAUDITED



                                      PRINCIPAL
                                         AMOUNT            VALUE
LONG-TERM BONDS (39.2%)+
CONVERTIBLE BOND (0.0%)++
----------------------------------------------------------------

INTERNET (0.0%)++
At Home Corp.
  4.75%, due 12/19/08
  (a)(b)(c)(d)                      $   177,810   $           18
                                                  --------------
Total Convertible Bond
  (Cost $13,326)                                              18
                                                  --------------



CORPORATE BONDS (38.6%)
----------------------------------------------------------------

AEROSPACE & DEFENSE (2.1%)
General Dynamics Corp.
  4.50%, due 8/15/10                    874,000          886,420
  5.375%, due 8/15/15                 2,265,000        2,339,102
Lockheed Martin Corp.
  7.65%, due 5/1/16                   3,820,000        4,414,614
McDonnell Douglas Corp.
  9.75%, due 4/1/12                   3,600,000        4,265,485
United Technologies Corp.
  6.50%, due 6/1/09                   5,628,000        5,811,613
  7.125%, due 11/15/10                3,130,000        3,386,798
                                                  --------------
                                                      21,104,032
                                                  --------------

AGRICULTURE (0.6%)
Altria Group, Inc.
  7.00%, due 11/4/13                  5,750,000        6,143,191
                                                  --------------


BANKS (4.9%)
Bank of America Corp.
  7.40%, due 1/15/11                    450,000          478,281
  7.80%, due 2/15/10                  4,500,000        4,755,748
  7.80%, due 9/15/16                  1,500,000        1,703,005
Bank One Corp.
  7.875%, due 8/1/10                  6,450,000        6,857,143
BankAmerica Corp.
  7.125%, due 3/1/09                  1,660,000        1,699,100
FleetBoston Financial Corp.
  7.375%, due 12/1/09                   950,000          994,258
Mellon Funding Corp.
  6.375%, due 2/15/10                 1,960,000        2,043,284
SunTrust Banks, Inc.
  6.25%, due 6/1/08                   5,000,000        5,010,100
U.S. Bank N.A.
  5.70%, due 12/15/08                 1,747,000        1,773,044
  6.30%, due 7/15/08                  3,305,000        3,321,330
  6.375%, due 8/1/11                  2,500,000        2,655,385
Wachovia Bank N.A.
  7.80%, due 8/18/10                  7,525,000        7,972,670
Wachovia Corp.
  6.25%, due 8/4/08                   2,017,000        2,025,853
  6.375%, due 1/15/09                 1,486,000        1,500,744
Wells Fargo Bank N.A.
  6.45%, due 2/1/11                   3,847,000        4,036,480
  7.55%, due 6/21/10                  2,000,000        2,144,350
                                                  --------------
                                                      48,970,775
                                                  --------------

BEVERAGES (1.3%)
Anheuser-Busch Cos., Inc.
  5.625%, due 10/1/10                 1,500,000        1,558,126
  6.00%, due 4/15/11                  2,110,000        2,227,938
  7.50%, due 3/15/12                  4,200,000        4,640,257
PepsiCo., Inc.
  5.15%, due 5/15/12                  4,000,000        4,155,936
                                                  --------------
                                                      12,582,257
                                                  --------------

CHEMICALS (0.7%)
E.I. du Pont de Nemours &
  Co.
  4.75%, due 11/15/12                 4,400,000        4,446,341
Monsanto Co.
  7.375%, due 8/15/12                 2,000,000        2,226,226
                                                  --------------
                                                       6,672,567
                                                  --------------

COMPUTERS (1.4%)
Computer Sciences Corp.
  6.25%, due 3/15/09                  1,012,000        1,023,225
Hewlett-Packard Co.
  5.25%, due 3/1/12                   1,000,000        1,037,182
  6.50%, due 7/1/12                   4,017,000        4,340,228
International Business
  Machines Corp.
  4.75%, due 11/29/12                 1,500,000        1,529,544
  7.50%, due 6/15/13                  4,940,000        5,577,482
                                                  --------------
                                                      13,507,661
                                                  --------------

COSMETICS & PERSONAL CARE (0.4%)
Procter & Gamble Co. (The)
  6.875%, due 9/15/09                 3,877,000        4,061,417
                                                  --------------


DIVERSIFIED FINANCIAL SERVICES (10.0%)
V  Bear Stearns Cos., Inc.
  (The)
  5.30%, due 10/30/15                13,500,000       13,126,792
  7.625%, due 12/7/09                 1,650,000        1,698,922
CIT Group, Inc.
  4.75%, due 12/15/10                   655,000          561,671
  6.875%, due 11/1/09 (e)             2,500,000        2,325,693
  7.75%, due 4/2/12                   5,600,000        4,879,728


 +  Percentages indicated are based on Fund net assets.
 Among the Fund's 10 largest holdings, as of April 30, 2008, excluding short-term investments. May be subject to change daily.


12    MainStay Balanced Fund        The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

                                      PRINCIPAL
                                         AMOUNT            VALUE
CORPORATE BONDS (CONTINUED)
DIVERSIFIED FINANCIAL SERVICES (CONTINUED)
Citigroup, Inc.
  5.00%, due 9/15/14                $ 4,000,000   $    3,812,256
  5.85%, due 8/2/16                   1,500,000        1,513,607
  6.50%, due 1/18/11                  1,474,000        1,525,254
V  Credit Suisse First
  Boston USA, Inc.
  6.125%, due 11/15/11                6,162,000        6,414,488
  6.50%, due 6/1/08                   3,500,000        3,506,822
General Electric Capital
  Corp.
  6.875%, due 11/15/10                7,912,000        8,480,129
Goldman Sachs Group, Inc.
  (The)
  6.65%, due 5/15/09                  1,180,000        1,206,533
  7.35%, due 10/1/09                  7,650,000        7,950,247
HSBC Finance Corp.
  6.375%, due 11/27/12                2,750,000        2,830,666
  6.50%, due 11/15/08                 3,000,000        3,027,828
  6.75%, due 5/15/11                  2,374,000        2,473,065
International Lease Finance
  Corp.
  6.375%, due 3/15/09                 2,000,000        2,012,184
John Deere Capital Corp.
  6.00%, due 2/15/09                  2,000,000        2,031,778
JPMorgan Chase & Co.
  5.25%, due 5/1/15                   4,250,000        4,237,633
Lehman Brothers Holdings,
  Inc.
  6.625%, due 1/18/12                 2,491,000        2,532,156
  7.875%, due 8/15/10                 4,100,000        4,256,120
Merrill Lynch & Co., Inc.
  6.05%, due 5/16/16                  6,800,000        6,524,641
  6.375%, due 10/15/08                1,112,000        1,114,838
V  Morgan Stanley
  5.75%, due 10/18/16                 5,000,000        4,896,055
  6.75%, due 4/15/11                  4,961,000        5,150,475
Toyota Motor Credit Corp.
  5.50%, due 12/15/08                 1,477,000        1,486,699
                                                  --------------
                                                      99,576,280
                                                  --------------

ELECTRIC (0.7%)
Consolidated Edison Co. of
  New York
  7.50%, due 9/1/10                   5,500,000        5,925,700
Interstate Power & Light Co.
  6.625%, due 8/1/09                  1,311,000        1,349,296
                                                  --------------
                                                       7,274,996
                                                  --------------

ELECTRICAL COMPONENTS & EQUIPMENT (0.9%)
Emerson Electric Co.
  4.50%, due 5/1/13                   2,250,000        2,250,961
  5.85%, due 3/15/09                  2,386,000        2,441,234
  7.125%, due 8/15/10                 4,500,000        4,805,915
                                                  --------------
                                                       9,498,110
                                                  --------------

FOOD (3.7%)
Campbell Soup Co.
  6.75%, due 2/15/11                  5,018,000        5,316,436
Hershey Co. (The)
  5.45%, due 9/1/16                   4,449,000        4,387,283
Kellogg Co.
  Series B
  6.60%, due 4/1/11                   6,000,000        6,362,952
V  Nabisco, Inc.
  7.55%, due 6/15/15                  9,930,000       11,019,480
Sysco International Co.
  6.10%, due 6/1/12                   3,060,000        3,229,723
Unilever Capital Corp.
  7.125%, due 11/1/10                 5,700,000        6,184,985
                                                  --------------
                                                      36,500,859
                                                  --------------

HEALTH CARE-PRODUCTS (0.2%)
Johnson & Johnson
  6.625%, due 9/1/09                  2,371,000        2,473,195
                                                  --------------


HOUSEHOLD PRODUCTS & WARES (0.8%)
Kimberly-Clark Corp.
  4.875%, due 8/15/15                 1,200,000        1,194,100
  5.00%, due 8/15/13                  6,550,000        6,679,644
                                                  --------------
                                                       7,873,744
                                                  --------------

INSURANCE (0.5%)
Allstate Corp. (The)
  7.20%, due 12/1/09                  1,900,000        1,987,503
John Hancock Financial
  Services, Inc.
  5.625%, due 12/1/08                 2,640,000        2,676,516
                                                  --------------
                                                       4,664,019
                                                  --------------

MACHINERY--CONSTRUCTION & MINING (1.0%)
V  Caterpillar, Inc.
  5.70%, due 8/15/16                  1,000,000        1,032,519
  6.55%, due 5/1/11                   3,915,000        4,191,289
  7.25%, due 9/15/09                  4,347,000        4,537,281
                                                  --------------
                                                       9,761,089
                                                  --------------

MACHINERY--DIVERSIFIED (0.8%)
Deere & Co.
  7.85%, due 5/15/10                  7,308,000        7,899,597
                                                  --------------


MEDIA (1.4%)
Gannett Co., Inc.
  6.375%, due 4/1/12                  6,595,000        6,633,976
Walt Disney Co. (The)
  6.375%, due 3/1/12                  7,000,000        7,516,908
                                                  --------------
                                                      14,150,884
                                                  --------------



The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              13

                                      PRINCIPAL
                                         AMOUNT            VALUE
CORPORATE BONDS (CONTINUED)
MISCELLANEOUS--MANUFACTURING (1.1%)
Honeywell International,
  Inc.
  7.50%, due 3/1/10                 $ 6,985,000   $    7,439,528
Illinois Tool Works, Inc.
  5.75%, due 3/1/09                   3,090,000        3,147,199
                                                  --------------
                                                      10,586,727
                                                  --------------

OIL & GAS (1.0%)
Atlantic Richfield Co.
  5.90%, due 4/15/09                  1,000,000        1,023,771
ConocoPhillips
  6.375%, due 3/30/09                 2,160,000        2,203,984
  8.75%, due 5/25/10                  4,440,000        4,878,801
Texaco Capital, Inc.
  5.50%, due 1/15/09                  2,000,000        2,021,440
                                                  --------------
                                                      10,127,996
                                                  --------------

PHARMACEUTICALS (0.9%)
Eli Lilly & Co.
  6.00%, due 3/15/12                    950,000        1,014,351
Merck & Co., Inc.
  4.75%, due 3/1/15                   4,617,000        4,587,474
Wyeth
  5.50%, due 2/1/14                   3,500,000        3,594,273
                                                  --------------
                                                       9,196,098
                                                  --------------

RETAIL (1.8%)
Costco Wholesale Corp.
  5.30%, due 3/15/12                  1,408,000        1,461,117
Target Corp.
  5.375%, due 6/15/09                 2,706,000        2,753,171
  7.50%, due 8/15/10                  3,034,000        3,240,873
V  Wal-Mart Stores, Inc.
  6.875%, due 8/10/09                10,088,000       10,529,219
                                                  --------------
                                                      17,984,380
                                                  --------------

TELECOMMUNICATIONS (2.1%)
BellSouth Corp.
  6.00%, due 10/15/11                 2,000,000        2,079,154
Motorola, Inc.
  8.00%, due 11/1/11                  5,750,000        5,856,070
Southwestern Bell Telephone
  Corp.
  7.00%, due 7/1/15                   4,700,000        5,057,021
Verizon Global Funding Corp.
  7.375%, due 9/1/12                  7,000,000        7,683,942
                                                  --------------
                                                      20,676,187
                                                  --------------

TEXTILES (0.3%)
Cintas Corp. No. 2
  6.00%, due 6/1/12                   3,095,000        3,226,126
                                                  --------------
Total Corporate Bonds
  (Cost $384,539,416)                                384,512,187
                                                  --------------



FEDERAL AGENCIES (0.5%)
----------------------------------------------------------------

FANNIE MAE
  (COLLATERALIZED MORTGAGE OBLIGATIONS) (0.2%)
  Series 2003-17, Class QT
  5.00%, due 8/25/27                  1,031,000        1,039,055
  Series 2003-32, Class PG
  5.00%, due 10/25/27                   437,000          440,065
                                                  --------------
                                                       1,479,120
                                                  --------------

FREDDIE MAC
  (COLLATERALIZED MORTGAGE OBLIGATIONS) (0.2%)
  Series 2734, Class JC
  3.50%, due 11/15/23                   426,114          425,909
  Series 2719, Class WB
  4.50%, due 8/15/21                  1,030,211        1,024,708
  Series 2589, Class GD
  5.00%, due 9/15/28                    437,000          441,864
  Series 2600, Class MJ
  5.00%, due 9/15/29                    437,000          437,316
                                                  --------------
                                                       2,329,797
                                                  --------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (COLLATERALIZED MORTGAGE OBLIGATION) (0.1%)
  Series 2003-50, Class PC
  5.50%, due 3/16/32                    874,000          886,652
                                                  --------------
Total Federal Agencies
  (Cost $4,735,216)                                    4,695,569
                                                  --------------






14    MainStay Balanced Fund        The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

                                      PRINCIPAL
                                         AMOUNT            VALUE
YANKEE BOND (0.1%) (F)
----------------------------------------------------------------

CHEMICALS (0.1%)
Dow Capital B.V.
  8.50%, due 6/8/10                 $   495,000   $      542,800
                                                  --------------
Total Yankee Bond
  (Cost $534,009)                                        542,800
                                                  --------------
Total Long-Term Bonds
  (Cost $389,821,967)                                389,750,574
                                                  --------------




                                         SHARES            VALUE

COMMON STOCKS (59.6%)
----------------------------------------------------------------

AEROSPACE & DEFENSE (1.7%)
Lockheed Martin Corp.                    45,957   $    4,873,280
Northrop Grumman Corp.                   97,497        7,172,854
Raytheon Co.                             81,855        5,236,264
                                                  --------------
                                                      17,282,398
                                                  --------------

AGRICULTURE (0.9%)
Altria Group, Inc.                      108,651        2,173,020
Loews Corp.--Carolina Group              23,771        1,561,042
North Atlantic Trading Co.,
  Inc. (a)(c)(d)(g)                         130                1
Philip Morris International,
  Inc. (g)                              103,549        5,284,105
Reynolds American, Inc.                   2,936          158,104
                                                  --------------
                                                       9,176,272
                                                  --------------

AUTO MANUFACTURERS (1.1%)
V  Ford Motor Co. (e)(g)              1,259,830       10,406,196
                                                  --------------


AUTO PARTS & EQUIPMENT (0.7%)
Autoliv, Inc.                           103,865        6,360,693
BorgWarner, Inc.                         18,095          889,369
                                                  --------------
                                                       7,250,062
                                                  --------------

BANKS (2.4%)
Bank of America Corp.                   143,870        5,400,880
Bank of New York Mellon
  Corp. (The)                               788           34,302
Capital One Financial Corp.
  (e)                                    14,915          790,495
Northern Trust Corp.                     47,028        3,485,245
Regions Financial Corp. (e)              48,861        1,071,033
State Street Corp.                        5,881          424,255
UnionBanCal Corp.                        23,529        1,235,508
Wachovia Corp.                          189,116        5,512,731
Wells Fargo & Co. (e)                   204,576        6,086,136
                                                  --------------
                                                      24,040,585
                                                  --------------

BEVERAGES (1.5%)
Coca-Cola Enterprises, Inc.             162,005        3,645,112
Molson Coors Brewing Co.
  Class B                                68,863        3,776,447
Pepsi Bottling Group, Inc.
  (The)                                 215,994        7,281,158
                                                  --------------
                                                      14,702,717
                                                  --------------

BIOTECHNOLOGY (0.9%)
Amgen, Inc. (g)                          61,179        2,561,565
Invitrogen Corp. (g)                     33,372        3,122,618
Millennium Pharmaceuticals,
  Inc. (g)                              109,914        2,733,561
                                                  --------------
                                                       8,417,744
                                                  --------------

CHEMICALS (1.7%)
Monsanto Co.                             73,843        8,419,579
Mosaic Co. (The) (g)                     71,621        8,774,289
                                                  --------------
                                                      17,193,868
                                                  --------------

COMMERCIAL SERVICES (0.2%)
Apollo Group, Inc. Class A
  (g)                                    45,989        2,340,840
                                                  --------------

COMPUTERS (2.8%)
Affiliated Computer
  Services, Inc. Class A (g)             85,317        4,519,241
Apple, Inc. (g)                          43,784        7,616,227
Computer Sciences Corp. (g)              23,822        1,038,401
Electronic Data Systems
  Corp.                                  60,751        1,127,539
EMC Corp. (g)                            61,296          943,958
Hewlett-Packard Co.                     144,451        6,695,304
International Business
  Machines Corp.                         45,648        5,509,714
                                                  --------------
                                                      27,450,384
                                                  --------------

COSMETICS & PERSONAL CARE (0.5%)
Procter & Gamble Co. (The)               73,938        4,957,543
                                                  --------------


DIVERSIFIED FINANCIAL SERVICES (3.7%)
Ameriprise Financial, Inc.                9,298          441,562
BlackRock, Inc. (e)                      15,818        3,191,914
GLG Partners, Inc. (e)                   19,200          158,400
Goldman Sachs Group, Inc.
  (The)                                  34,861        6,671,350
Invesco, Ltd.                           110,297        2,829,118
Janus Capital Group, Inc.                38,077        1,068,441
JPMorgan Chase & Co.                    181,237        8,635,943
Legg Mason, Inc.                        127,285        7,672,740
Nasdaq OMX Group, Inc. (The)
  (g)                                   162,753        5,932,347
                                                  --------------
                                                      36,601,815
                                                  --------------

ELECTRIC (2.1%)
Alliant Energy Corp.                    148,579        5,596,971
American Electric Power Co.,
  Inc.                                   73,344        3,273,343
FirstEnergy Corp.                       117,967        8,923,024
Mirant Corp. (g)                         61,419        2,524,935
                                                  --------------
                                                      20,318,273
                                                  --------------

ELECTRICAL COMPONENTS & EQUIPMENT (0.7%)
Emerson Electric Co.                    140,161        7,324,814
                                                  --------------


ELECTRONICS (0.2%)
Applera Corp.--Applied
  BioSystems Group                       35,359        1,128,306
Avnet, Inc. (g)                          28,349          742,460
Tyco Electronics, Ltd.                    6,297          235,571
                                                  --------------
                                                       2,106,337
                                                  --------------

ENERGY--ALTERNATE SOURCES (0.1%)
First Solar, Inc. (g)                     4,402        1,285,340
                                                  --------------


ENGINEERING & CONSTRUCTION (0.2%)
Foster Wheeler, Ltd. (g)                 34,370        2,189,025
                                                  --------------


ENTERTAINMENT (0.0%)++
International Game
  Technology                              6,133          213,060
                                                  --------------




The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              15


                                         SHARES            VALUE
COMMON STOCKS (CONTINUED)
FOOD (1.5%)
H.J. Heinz Co.                          122,632   $    5,771,062
Hormel Foods Corp.                      109,329        4,308,656
Kroger Co. (The)                        113,159        3,083,583
Safeway, Inc.                            57,617        1,820,697
                                                  --------------
                                                      14,983,998
                                                  --------------

FOOD PRODUCTS (0.0%)++
Bunge, Ltd. (e)                           1,121          127,895
                                                  --------------


GAS (1.8%)
Energen Corp.                           132,540        9,044,530
NiSource, Inc. (e)                      101,827        1,822,703
Sempra Energy                           126,515        7,169,605
                                                  --------------
                                                      18,036,838
                                                  --------------

HAND & MACHINE TOOLS (0.1%)
Black & Decker Corp.                     18,718        1,228,462
                                                  --------------


HEALTH CARE-PRODUCTS (1.2%)
DENTSPLY International, Inc.             21,618          840,292
Intuitive Surgical, Inc. (g)              7,009        2,027,423
Johnson & Johnson                       127,569        8,558,604
Kinetic Concepts, Inc. (g)                6,897          273,535
Medtronic, Inc.                           9,163          446,055
                                                  --------------
                                                      12,145,909
                                                  --------------

HEALTH CARE-SERVICES (0.5%)
WellPoint, Inc. (g)                      96,374        4,794,606
                                                  --------------


HOME BUILDERS (1.6%)
Centex Corp.                            191,296        3,982,783
KB Home (e)                             130,980        2,947,050
Lennar Corp. Class A (e)                230,865        4,252,533
NVR, Inc. (e)(g)                          2,371        1,454,608
Pulte Homes, Inc.                       246,813        3,218,442
                                                  --------------
                                                      15,855,416
                                                  --------------

INSURANCE (5.0%)
ACE, Ltd.                               127,969        7,715,251
Arch Capital Group, Ltd. (g)            108,210        7,645,036
Assurant, Inc.                           50,462        3,280,030
Axis Capital Holdings, Ltd.             215,645        7,312,522
Chubb Corp. (The)                       105,328        5,579,224
CIGNA Corp.                              94,698        4,044,552
Everest Re Group, Ltd.                   23,634        2,135,332
Genworth Financial, Inc.
  Class A                               107,195        2,471,917
MGIC Investment Corp. (e)               115,702        1,507,597
PartnerRe, Ltd.                           1,907          141,080
PMI Group, Inc. (The)                    10,358           58,316
Transatlantic Holdings, Inc.             19,845        1,286,948
Travelers Cos., Inc. (The)              133,924        6,749,770
                                                  --------------
                                                      49,927,575
                                                  --------------

IRON & STEEL (1.2%)
AK Steel Holding Corp.                   35,542        2,231,327
Nucor Corp.                               8,835          667,042
United States Steel Corp.                60,936        9,381,097
                                                  --------------
                                                      12,279,466
                                                  --------------

MACHINERY--DIVERSIFIED (0.6%)
AGCO Corp. (e)(g)                        21,910        1,317,448
Deere & Co.                              26,250        2,206,837
Flowserve Corp.                          16,695        2,071,683
                                                  --------------
                                                       5,595,968
                                                  --------------

MEDIA (2.0%)
CBS Corp. Class B                       133,254        3,074,170
Liberty Global, Inc. Class A
  (g)                                    79,390        2,809,612
Liberty Media Corp. Capital
  Class A (g)                            15,127          232,502
Liberty Media Corp.
  Entertainment Class A (g)              59,613        1,546,957
Time Warner, Inc.                       240,908        3,577,484
Walt Disney Co. (The)                   263,569        8,547,543
                                                  --------------
                                                      19,788,268
                                                  --------------

MINING (1.4%)
Freeport-McMoRan Copper &
  Gold, Inc. Class B (e)                 82,740        9,411,675
Southern Copper Corp. (e)                40,779        4,679,798
                                                  --------------
                                                      14,091,473
                                                  --------------

MISCELLANEOUS--MANUFACTURING (3.7%)
3M Co.                                    2,815          216,473
Eaton Corp.                              89,316        7,845,517
Honeywell International,
  Inc.                                   95,835        5,692,599
Illinois Tool Works, Inc.                15,575          814,417
Ingersoll-Rand Co., Ltd.
  Class A                                17,674          784,372
V  Parker Hannifin Corp.                124,349        9,929,268
SPX Corp.                                19,198        2,361,354
Tyco International, Ltd.                187,595        8,777,570
                                                  --------------
                                                      36,421,570
                                                  --------------

OIL & GAS (4.1%)
Chesapeake Energy Corp.                  54,996        2,843,293
Chevron Corp.                            87,232        8,387,357
ConocoPhillips                           73,720        6,350,978
ExxonMobil Corp.                         97,225        9,048,731
V  Hess Corp.                           109,522       11,631,236
Marathon Oil Corp.                        7,544          343,780
Occidental Petroleum Corp.               29,879        2,486,232
                                                  --------------
                                                      41,091,607
                                                  --------------




16    MainStay Balanced Fund        The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.


                                         SHARES            VALUE
COMMON STOCKS (CONTINUED)
OIL & GAS SERVICES (0.8%)
National Oilwell Varco, Inc.
  (g)                                    44,340   $    3,035,073
Schlumberger, Ltd.                       39,040        3,925,472
Transocean, Inc. (g)                      4,001          589,987
                                                  --------------
                                                       7,550,532
                                                  --------------

PACKAGING & CONTAINERS (0.1%)
Owens-Illinois, Inc. (g)                  9,146          504,402
                                                  --------------


PHARMACEUTICALS (1.5%)
Allergan, Inc.                           28,493        1,606,150
AmerisourceBergen Corp.                 158,444        6,424,904
Forest Laboratories, Inc.
  (g)                                    64,718        2,246,362
Gilead Sciences, Inc. (g)                17,160          888,202
Pfizer, Inc.                            122,439        2,462,248
Watson Pharmaceuticals, Inc.
  (g)                                    54,822        1,701,675
                                                  --------------
                                                      15,329,541
                                                  --------------

PIPELINES (0.9%)
Williams Cos., Inc.                     238,208        8,456,384
                                                  --------------


REAL ESTATE INVESTMENT TRUSTS (2.3%)
Annaly Capital Management,
  Inc. (e)                              323,095        5,415,072
Boston Properties, Inc. (e)              48,933        4,917,277
HCP, Inc.                                27,054          965,828
Hospitality Properties Trust             57,257        1,839,667
ProLogis (e)                            151,314        9,473,770
                                                  --------------
                                                      22,611,614
                                                  --------------

RETAIL (3.3%)
Dillard's, Inc. Class A (e)              73,076        1,490,750
GameStop Corp. Class A (g)               54,349        2,991,369
Gap, Inc. (The) (e)                     440,775        8,207,231
Home Depot, Inc. (The) (e)              187,221        5,391,965
TJX Cos., Inc.                          132,164        4,258,324
Wal-Mart Stores, Inc.                   156,445        9,070,681
Yum! Brands, Inc.                        34,224        1,392,232
                                                  --------------
                                                      32,802,552
                                                  --------------

SAVINGS & LOANS (0.2%)
Hudson City Bancorp, Inc.               119,000        2,276,470
                                                  --------------


SEMICONDUCTORS (0.5%)
Advanced Micro Devices, Inc.
  (e)(g)                                 19,729          117,585
Intel Corp.                             183,664        4,088,361
MEMC Electronic Materials,
  Inc. (g)                               16,728        1,053,362
                                                  --------------
                                                       5,259,308
                                                  --------------

SOFTWARE (1.2%)
Mastercard, Inc. Class A (e)                890          247,562
Microsoft Corp.                         286,605        8,173,975
Oracle Corp. (g)                        167,116        3,484,369
                                                  --------------
                                                      11,905,906
                                                  --------------

TELECOMMUNICATIONS (1.2%)
AT&T, Inc.                               70,977        2,747,520
CenturyTel, Inc.                        167,519        5,435,992
FairPoint Communications,
  Inc.                                      592            5,452
Level 3 Communications, Inc.
  (e)(g)                                631,277        1,874,893
Telephone and Data Systems,
  Inc.                                    5,011          191,921
United States Cellular Corp.
  (g)                                     2,408          132,801
Verizon Communications, Inc.             30,792        1,184,876
                                                  --------------
                                                      11,573,455
                                                  --------------

TOYS, GAMES & HOBBIES (0.5%)
Hasbro, Inc.                            138,027        4,908,240
Mattel, Inc.                              1,456           27,300
                                                  --------------
                                                       4,935,540
                                                  --------------

TRANSPORTATION (1.0%)
V  CSX Corp.                            155,554        9,792,124
                                                  --------------
Total Common Stocks
  (Cost $571,850,362)                                592,624,152
                                                  --------------



SHORT-TERM INVESTMENTS (8.6%)
----------------------------------------------------------------

INVESTMENT COMPANY (7.8%)
State Street Navigator
  Securities Lending Prime
  Portfolio (h)                      77,661,103       77,661,103
                                                  --------------
Total Investment Company
  (Cost $77,661,103)                                  77,661,103
                                                  --------------



                                      PRINCIPAL
                                         AMOUNT

U.S. GOVERNMENT (0.8%)
United States Treasury Bills
  1.32%, due 7/17/08 (i)            $ 5,300,000        5,285,091
  1.348%, due 7/31/08 (i)(j)          3,000,000        2,989,839
                                                  --------------
Total U.S. Government
  (Cost $8,275,538)                                    8,274,930
                                                  --------------
Total Short-Term Investments
  (Cost $85,936,641)                                  85,936,033
                                                  --------------
Total Investments
  (Cost $1,047,608,970) (l)               107.4%   1,068,310,759
Liabilities in Excess of
  Cash and Other Assets                    (7.4)     (73,394,862)
                                          -----     ------------
Net Assets                                100.0%  $  994,915,897
                                          =====     ============







The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              17

                            CONTRACTS         UNREALIZED
                                LONG    DEPRECIATION (k)
FUTURES CONTRACTS (-0.0%)++
--------------------------------------------------------

Standard & Poor's 500
  Index
  Mini June 2008                  115           $(13,939)
                                         ---------------
Total Futures Contracts
  (Settlement Value
  $7,969,500)                            $       (13,939)
                                         ===============





++   Less than one-tenth of a percent.
+++  All of the Fund's liquid assets are
     "earmarked" to cover potential senior
     securities transactions which may
     include, but are not limited to, swaps,
     forwards, TBA's, options and futures.
     These securities are marked-to-market
     daily and reviewed against the value of
     the Fund's potential senior securities
     holdings to ensure proper coverage for
     these transactions.
(a)  Illiquid security. The total market value
     of these securities at April 30, 2008 is
     $19, which represents less than one-tenth
     of a percent of the Fund's net assets.
(b)  Issue in default.
(c)  Restricted security.
(d)  Fair valued security. The total market
     value of these securities at April 30,
     2008 is $19, which represents less than
     one-tenth of a percent of the Fund's net
     assets.
(e)  Represents a security, or a portion
     thereof, which is out on loan. The
     aggregate market value of such securities
     is $74,091,291; cash collateral of
     $77,661,103 (included in liabilities) was
     received with which the Fund purchased
     highly liquid short-term investments.
(f)  Yankee Bond--dollar-denominated bond
     issued in the United States by a foreign
     bank or corporation.
(g)  Non-income producing security.
(h)  Represents a security, or a portion
     thereof, purchased with cash collateral
     received for securities on loan.
(i)  Interest rate presented is yield to
     maturity.
(j)  Represents a security, or a  portion
     thereof, which is segregated, or
     partially segregated as collateral for
     futures contracts.
(k)  Represents the difference between the
     value of the contracts at the time they
     were opened and the value at April 30,
     2008.
(l)  At April 30, 2008, cost is $1,048,455,601
     for federal income tax purposes and net
     unrealized appreciation is as follows:



Gross unrealized appreciation       $ 56,635,932
Gross unrealized depreciation        (36,780,774)
                                    ------------
Net unrealized appreciation         $ 19,855,158
                                    ============







18    MainStay Balanced Fund        The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF ASSETS AND LIABILITIES AS OF APRIL 30, 2008 UNAUDITED


ASSETS:
Investment in securities, at value
  (identified cost $1,047,608,970)
  including $74,091,291 market
  value of securities loaned        $1,068,310,759
Cash                                       128,374
Receivables:
  Dividends and interest                 7,059,678
  Fund shares sold                         823,753
Other assets                                67,785
                                    --------------
     Total assets                    1,076,390,349
                                    --------------
LIABILITIES:
Securities lending collateral           77,661,103
Payables:
  Fund shares redeemed                   2,183,471
  Manager (See Note 3)                     585,970
  Transfer agent (See Note 3)              470,762
  NYLIFE Distributors (See Note 3)         285,595
  Shareholder communication                124,515
  Professional fees                         94,384
  Variation margin on futures
     contracts                              26,098
  Custodian                                 22,278
  Trustees                                   5,658
Accrued expenses                            14,618
                                    --------------
     Total liabilities                  81,474,452
                                    --------------
Net assets                          $  994,915,897
                                    ==============
COMPOSITION OF NET ASSETS:
Shares of beneficial interest
  outstanding (par value of $.01
  per share) 1 billion shares
  authorized                        $      392,390
Additional paid-in capital             989,327,265
                                    --------------
                                       989,719,655
Accumulated undistributed net
  investment income                      1,590,735
Accumulated net realized loss on
  investments and futures
  transactions                         (17,082,343)
Net unrealized appreciation on
  investments and futures
  contracts                             20,687,850
                                    --------------
Net assets                          $  994,915,897
                                    ==============
INVESTOR CLASS
Net assets applicable to
  outstanding shares                $   59,326,033
                                    ==============
Shares of capital stock
  outstanding                            2,338,703
                                    ==============
Net asset value per share
  outstanding                       $        25.37
Maximum sales charge (5.50% of
  offering price)                             1.48
                                    --------------
Maximum offering price per share
  outstanding                       $        26.85
                                    ==============
CLASS A
Net assets applicable to
  outstanding shares                $  269,855,000
                                    ==============
Shares of beneficial interest
  outstanding                           10,640,120
                                    ==============
Net asset value per share
  outstanding                       $        25.36
Maximum sales charge (5.50% of
  offering price)                             1.48
                                    --------------
Maximum offering price per share
  outstanding                       $        26.84
                                    ==============
CLASS B
Net assets applicable to
  outstanding shares                $  120,435,088
                                    ==============
Shares of beneficial interest
  outstanding                            4,763,415
                                    ==============
Net asset value and offering price
  per share outstanding             $        25.28
                                    ==============
CLASS C
Net assets applicable to
  outstanding shares                $  120,958,985
                                    ==============
Shares of beneficial interest
  outstanding                            4,785,899
                                    ==============
Net asset value and offering price
  per share outstanding             $        25.27
                                    ==============
CLASS I
Net assets applicable to
  outstanding shares                $  282,757,134
                                    ==============
Shares of beneficial interest
  outstanding                           11,129,535
                                    ==============
Net asset value and offering price
  per share outstanding             $        25.41
                                    ==============
CLASS R1
Net assets applicable to
  outstanding shares                $   55,004,106
                                    ==============
Shares of beneficial interest
  outstanding                            2,167,102
                                    ==============
Net asset value and offering price
  per share outstanding             $        25.38
                                    ==============
CLASS R2
Net assets applicable to
  outstanding shares                $   86,528,656
                                    ==============
Shares of beneficial interest
  outstanding                            3,412,235
                                    ==============
Net asset value and offering price
  per share outstanding             $        25.36
                                    ==============
CLASS R3
Net assets applicable to
  outstanding shares                $       50,895
                                    ==============
Shares of beneficial interest
  outstanding                                2,007
                                    ==============
Net asset value and offering price
  per share outstanding             $        25.35
                                    ==============





The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              19

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED APRIL 30, 2008 UNAUDITED


INVESTMENT INCOME:
INCOME:
  Interest                           $ 10,877,449
  Dividends                             6,134,253
  Income from securities
     loaned--net                          195,705
                                     ------------
     Total income                      17,207,407
                                     ------------
EXPENSES:
  Manager (See Note 3)                  4,146,297
  Transfer agent--Investor Class
     (See Note 3)                          17,404
  Transfer agent--Class A (See
     Notes 3)                             444,837
  Transfer agent--Classes B and C
     (See Note 3)                         368,390
  Transfer agent--Classes I, R1, R2
     and R3
     (See Note 3)                         537,863
  Distribution--Class B (See Note
     3)                                   484,105
  Distribution--Class C (See Note
     3)                                   515,714
  Distribution--Class R3 (See Note
     3)                                        53
  Distribution/Service--Investor
     Class (See Note 3)                    12,227
  Distribution/Service--Class A
     (See Note 3)                         431,494
  Service--Class B (See Note 3)           161,368
  Service--Class C (See Note 3)           171,905
  Distribution/Service--Class R2
     (See Note 3)                         113,640
  Distribution/Service--Class R3
     (See Note 3)                              53
  Shareholder communication               105,778
  Professional fees                        90,700
  Shareholder service--Class R1
     (See Note 3)                          28,855
  Shareholder service--Class R2
     (See Note 3)                          45,456
  Shareholder service--Class R3
     (See Note 3)                              21
  Registration                             49,603
  Custodian                                29,315
  Trustees                                 24,156
  Miscellaneous                            49,391
                                     ------------
     Total expenses before waiver       7,828,625
  Expense waiver from Manager (See
     Note 3)                             (214,254)
                                     ------------
     Net expenses                       7,614,371
                                     ------------
Net investment income                   9,593,036
                                     ------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized loss on:
  Security transactions               (14,618,950)
  Futures transactions                 (1,595,130)
                                     ------------
Net realized loss on investments
  and futures transactions            (16,214,080)
                                     ------------
Net change in unrealized
  appreciation on:
  Security transactions               (47,815,780)
  Futures contracts                       (39,085)
                                     ------------
Net change in unrealized
  appreciation on investments and
  futures contracts                   (47,854,865)
                                     ------------
Net realized and unrealized loss on
  investments and futures
  transactions                        (64,068,945)
                                     ------------
Net decrease in net assets
  resulting from operations          $(54,475,909)
                                     ============






20    MainStay Balanced Fund        The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED APRIL 30, 2008 UNAUDITED AND THE YEAR ENDED OCTOBER 31, 2007


                                       2008             2007
DECREASE IN NET ASSETS:
Operations:
 Net investment income       $    9,593,036   $   23,165,228
 Net realized gain (loss)
  on investments and
  futures transactions          (16,214,080)      78,319,047
 Net change in unrealized
  appreciation on
  investments and futures
  contracts                     (47,854,865)     (17,178,478)
                             -------------------------------
 Net increase (decrease)
  in net assets resulting
  from operations               (54,475,909)      84,305,797
                             -------------------------------

Dividends and distributions to
 shareholders:
 From net investment income:
    Investor Class                   (2,450)              --
    Class A                      (3,023,549)      (7,647,310)
    Class B                        (594,593)      (1,634,527)
    Class C                        (638,794)      (1,807,832)
    Class I                      (3,548,524)      (8,567,992)
    Class R1                       (593,389)      (2,177,517)
    Class R2                       (788,106)      (2,017,792)
    Class R3                           (317)            (250)
                             -------------------------------
                                 (9,189,722)     (23,853,220)
                             -------------------------------
 From net realized gain on investments:
    Class A                     (24,077,693)     (10,882,648)
    Class B                      (8,794,284)      (4,100,776)
    Class C                      (9,531,313)      (4,451,148)
    Class I                     (24,773,851)      (9,741,269)
    Class R1                     (4,242,231)      (2,831,505)
    Class R2                     (6,428,934)      (2,863,815)
    Class R3                         (2,379)            (270)
                             -------------------------------
                                (77,850,685)     (34,871,431)
                             -------------------------------
 Total dividends and
  distributions to
  shareholders                  (87,040,407)     (58,724,651)
                             -------------------------------

Capital share transactions:
 Net proceeds from sale of
  shares                         97,155,373      329,366,505
 Net asset value of shares
  issued to shareholders in
  reinvestment of dividends
  and distributions              80,760,215       54,105,110
 Cost of shares redeemed       (339,442,751)    (452,830,566)
                             -------------------------------
    Decrease in net assets
     derived from capital
     share transactions        (161,527,163)     (69,358,951)
                             -------------------------------
    Net decrease in net
     assets                    (303,043,479)     (43,777,805)

NET ASSETS:
Beginning of period           1,297,959,376    1,341,737,181
                             -------------------------------
End of period                $  994,915,897   $1,297,959,376
                             ===============================
Accumulated undistributed
 net investment income at
 end of period               $    1,590,735   $    1,187,421
                             ===============================





The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              21

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS


                              INVESTOR CLASS                                  CLASS A
                            ------------------  ------------------------------------------------------------------
                            FEBRUARY 28, 2008*  SIX MONTHS                                        JANUARY 2, 2004*
                                  THROUGH          ENDED                                               THROUGH
                                 APRIL 30,       APRIL 30,         YEAR ENDED OCTOBER 31,            OCTOBER 31,

                            --------------------------------------------------------------------------------------
                                  2008**          2008**        2007        2006        2005            2004
Net asset value at
  beginning of period             $ 25.29        $  28.42     $  27.92    $  26.90    $  25.41        $  24.45
                                  -------        --------     --------    --------    --------        --------
Net investment income                0.05 (a)        0.23 (a)     0.49 (a)    0.44        0.35            0.19
Net realized and
  unrealized gain (loss)
  on investments                     0.15           (1.32)        1.25        2.23        1.91            0.96
                                  -------        --------     --------    --------    --------        --------
Total from investment
  operations                         0.20           (1.09)        1.74        2.67        2.26            1.15
                                  -------        --------     --------    --------    --------        --------
Less dividends and
  distributions:
  From net investment
     income                         (0.12)          (0.22)       (0.51)      (0.40)      (0.31)          (0.19)
  From net realized gain
     on investments                    --           (1.75)       (0.73)      (1.25)      (0.46)             --
                                  -------        --------     --------    --------    --------        --------
Total dividends and
  distributions                     (0.12)          (1.97)       (1.24)      (1.65)      (0.77)          (0.19)
                                  -------        --------     --------    --------    --------        --------
Net asset value at end of
  period                          $ 25.37        $  25.36     $  28.42    $  27.92    $  26.90        $  25.41
                                  =======        ========     ========    ========    ========        ========
Total investment return
  (b)                                0.81%(c)       (4.11%)(c)    6.34%      10.35%       8.96%           4.70%(c)
Ratios (to average net
  assets)/Supplemental
  Data:
  Net investment income              1.24%+          1.78% +      1.74%       1.63%       1.32%           0.99%+
  Net expenses                       1.42%+          1.31% +      1.28%       1.32%       1.32%           1.34%+#
  Expenses (before waiver)           1.42%+          1.31% +      1.28%       1.32%       1.32%           1.34%+#
Portfolio turnover rate                30%             30%          68%         55%         93%             42%
Net assets at end of
  period (in 000's)               $59,326        $269,855     $405,912    $420,694    $307,538        $108,204




                                                                CLASS C
                            -------------------------------------------------------------------------------
                            SIX MONTHS                                                   DECEMBER 30, 2002*
                               ENDED                                                           THROUGH
                             APRIL 30,               YEAR ENDED OCTOBER 31,                  OCTOBER 31,

                            -------------------------------------------------------------------------------
                              2008**        2007        2006        2005        2004            2003
Net asset value at
  beginning of period        $  28.33     $  27.83    $  26.83    $  25.37    $ 24.08          $20.27
                             --------     --------    --------    --------    -------          ------
Net investment income            0.13 (a)     0.28 (a)    0.24        0.17       0.13            0.15 (a)
Net realized and
  unrealized gain (loss)
  on investments                (1.32)        1.24        2.21        1.89       1.62            3.76
                             --------     --------    --------    --------    -------          ------
Total from investment
  operations                    (1.19)        1.52        2.45        2.06       1.75            3.91
                             --------     --------    --------    --------    -------          ------
Less dividends and
  distributions:
  From net investment
     income                     (0.12)       (0.29)      (0.20)      (0.14)     (0.14)          (0.10)
  From net realized gain
     on investments             (1.75)       (0.73)      (1.25)      (0.46)     (0.32)             --
                             --------     --------    --------    --------    -------          ------
Total dividends and
  distributions                 (1.87)       (1.02)      (1.45)      (0.60)     (0.46)          (0.10)
                             --------     --------    --------    --------    -------          ------
Net asset value at end of
  period                     $  25.27     $  28.33    $  27.83    $  26.83    $ 25.37          $24.08
                             ========     ========    ========    ========    =======          ======
Total investment return
  (b)                           (4.48%)(c)    5.56%       9.49%       8.15%      7.30%          19.32%(c)
Ratios (to average net
  assets)/Supplemental
  Data:
  Net investment income          1.01% +      0.99%       0.89%       0.57%      0.24%           0.78%+
  Net expenses                   2.08% +      2.03%       2.07%       2.07%      2.09%#          1.98%+#
  Expenses (before waiver)       2.08% +      2.03%       2.07%       2.07%      2.09%#          2.03%+#
Portfolio turnover rate            30%          68%         55%         93%        42%             51%
Net assets at end of
  period (in 000's)          $120,959     $161,163    $169,609    $141,279    $29,301          $  372




*    Commencement of operations.
**   Unaudited.
+    Annualized.
#    Includes transfer agent fees paid indirectly which amounted to 0.02% and 0.05%
     of average net assets for the years or periods ended October 31, 2004 and
     October 31, 2003, respectively.
(a)  Per share data based on average shares outstanding during the period.
(b)  Total return is calculated exclusive of sales charges and assumes the reinvestments of dividends and distributions. Class I, Class R1, Class R2 and
     Class R3 shares are not subject to sales charges.
(c)  Total return is not annualized.





22    MainStay Balanced Fund        The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS


                                   CLASS B
----------------------------------------------------------------------------
                                                                  JANUARY 2,
                                                                     2004*
      SIX MONTHS                                                    THROUGH
         ENDED                                                      OCTOBER
       APRIL 30,              YEAR ENDED OCTOBER 31,                  31,

----------------------------------------------------------------------------
        2008**          2007           2006           2005           2004
       $  28.34       $  27.84       $  26.84       $  25.37        $ 24.46
       --------       --------       --------       --------        -------
           0.13 (a)       0.28 (a)       0.23           0.18           0.08
          (1.32)          1.24           2.22           1.89           0.93
       --------       --------       --------       --------        -------
          (1.19)          1.52           2.45           2.07           1.01
       --------       --------       --------       --------        -------

          (0.12)         (0.29)         (0.20)         (0.14)         (0.10)
          (1.75)         (0.73)         (1.25)         (0.46)            --
       --------       --------       --------       --------        -------
          (1.87)         (1.02)         (1.45)         (0.60)         (0.10)
       --------       --------       --------       --------        -------
       $  25.28       $  28.34       $  27.84       $  26.84        $ 25.37
       ========       ========       ========       ========        =======
          (4.48%)(c)      5.56%          9.49%          8.19%          4.13%(c)

           1.00% +        0.99%          0.94%          0.57%          0.24%+
           2.08% +        2.03%          2.07%          2.07%          2.09%+#
           2.08% +        2.03%          2.07%          2.07%          2.09%+#
             30%            68%            55%            93%            42%
       $120,435       $145,919       $156,284       $206,074        $62,931




                                      CLASS I
      ----------------------------------------------------------------------

      SIX MONTHS
         ENDED
       APRIL 30,                     YEAR ENDED OCTOBER 31,

      ----------------------------------------------------------------------
        2008**        2007        2006        2005        2004        2003
       $  28.47     $  27.96    $  26.94    $  25.43    $  24.07    $  20.41
       --------     --------    --------    --------    --------    --------
           0.28 (a)     0.60 (a)    0.53        0.45        0.34        0.38 (a)
          (1.33)        1.25        2.27        1.94        1.68        3.67
       --------     --------    --------    --------    --------    --------
          (1.05)        1.85        2.80        2.39        2.02        4.05
       --------     --------    --------    --------    --------    --------

          (0.26)       (0.61)      (0.53)      (0.42)      (0.34)      (0.39)
          (1.75)       (0.73)      (1.25)      (0.46)      (0.32)         --
       --------     --------    --------    --------    --------    --------
          (2.01)       (1.34)      (1.78)      (0.88)      (0.66)      (0.39)
       --------     --------    --------    --------    --------    --------
       $  25.41     $  28.47    $  27.96    $  26.94    $  25.43    $  24.07
       ========     ========    ========    ========    ========    ========
          (3.92%)(c)    6.77%      10.84%       9.46%       8.45%      20.13%

           2.16% +      2.10%       2.11%       1.77%       1.42%       1.78%
           0.94% +      0.91%       0.85%       0.86%       0.91%#      0.99%#
           1.03% +      0.95%       0.85%       0.86%       0.91%#      1.03%#
             30%          68%         55%         93%         42%         51%
       $282,757     $410,355    $376,763    $269,652    $180,262    $147,519




The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              23

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS


                                                           Class R1
                              ------------------------------------------------------------------
                                                                                      January 2,
                                                                                         2004*
                              Six months                                                through
                                 ended                                                  October
                               April 30,            Year ended October 31,                31,

                              ------------------------------------------------------------------
                                2008**         2007          2006          2005          2004
Net asset value at
  beginning of period           $ 28.44       $ 27.94      $  26.93       $ 25.43       $ 24.45
                                -------       -------      --------       -------       -------
Net investment income              0.26 (a)      0.57 (a)      0.53          0.43          0.23
Net realized and
  unrealized gain (loss)
  on investments                  (1.32)         1.25          2.23          1.93          0.98
                                -------       -------      --------       -------       -------
Total from investment
  operations                      (1.06)         1.82          2.76          2.36          1.21
                                -------       -------      --------       -------       -------
Less dividends and
  distributions:
  From net investment
     income                       (0.25)        (0.59)        (0.50)        (0.40)        (0.23)
  From net realized gain
     on investments               (1.75)        (0.73)        (1.25)        (0.46)           --
                                -------       -------      --------       -------       -------
Total dividends and
  distributions                   (2.00)        (1.32)        (1.75)        (0.86)        (0.23)
                                -------       -------      --------       -------       -------
Net asset value at end of
  period                        $ 25.38       $ 28.44      $  27.94       $ 26.93       $ 25.43
                                =======       =======      ========       =======       =======
Total investment return
  (b)                             (3.98%)(c)     6.64%        10.70%         9.33%         4.96%(c)
Ratios (to average net
  assets)/Supplemental
  Data:
  Net investment income            2.05% +       2.02%         1.99%         1.68%         1.32%+
  Net expenses                     1.04% +       1.01%         0.95%         0.96%         1.01%+#
  Expenses (before waiver)         1.13% +       1.05%         0.95%         0.96%         1.01%+#
Portfolio turnover rate              30%           68%           55%           93%           42%
Net assets at end of
  period (in 000's)             $55,004       $69,474      $108,739       $77,397       $30,394




                                             Class R3
                              --------------------------------------
                                                           April 28,
                                               Year          2006*
                              Six months       ended        through
                                 ended        October       October
                               April 30,        31,           31,

                              --------------------------------------
                                2008**         2007          2006
Net asset value at
  beginning of period           $28.41        $27.91        $27.25
                                ------        ------        ------
Net investment income             0.19 (a)      0.41 (a)      0.20
Net realized and
  unrealized gain (loss)
  on investments                 (1.31)         1.26          0.66
                                ------        ------        ------
Total from investment
  operations                     (1.12)         1.67          0.86
                                ------        ------        ------
Less dividends and
  distributions:
  From net investment
     income                      (0.19)        (0.44)        (0.20)
  From net realized gain
     on investments              (1.75)        (0.73)           --
                                ------        ------        ------
Total dividends and
  distributions                  (1.94)        (1.17)        (0.20)
                                ------        ------        ------
Net asset value at end of
  period                        $25.35        $28.41        $27.91
                                ======        ======        ======
Total investment return
  (b)                            (4.22%)(c)     6.10%         3.18%(c)
Ratios (to average net
  assets)/Supplemental
  Data:
  Net investment income           1.51% +       1.46%         1.36%+
  Net expenses                    1.54% +       1.52%         1.48%+
  Expenses (before waiver)        1.63% +       1.56%         1.48%+
Portfolio turnover rate             30%           68%           55%
Net assets at end of
  period (in 000's)             $   51        $   37        $   10




*    Commencement of operations.
**   Unaudited.
+    Annualized.
#    Includes transfer agent fees paid indirectly which amounted to 0.02% and 0.05%
     of average net assets for the years or periods ended October 31, 2004 and
     October 31, 2003, respectively.
(a)  Per share data based on average shares outstanding during the period.
(b)  Total return is calculated exclusive of sales charges and assumes the reinvestments of dividends and distributions. Class I, Class R1, Class R2 and
     Class R3 shares are not subject to sales charges.
(c)  Total return is not annualized.





24    MainStay Balanced Fund        The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS


                                     CLASS R2
      ----------------------------------------------------------------------
                                                                  JANUARY 2,
                                                                     2004*
      SIX MONTHS                                                    THROUGH
         ENDED                                                      OCTOBER
       APRIL 30,              YEAR ENDED OCTOBER 31,                  31,

----------------------------------------------------------------------------
        2008**          2007           2006           2005           2004
        $ 28.42       $  27.91       $  26.90        $ 25.41        $ 24.45
        -------       --------       --------        -------        -------
           0.23 (a)       0.50 (a)       0.46           0.39           0.18
          (1.32)          1.25           2.23           1.90           0.97
        -------       --------       --------        -------        -------
          (1.09)          1.75           2.69           2.29           1.15
        -------       --------       --------        -------        -------

          (0.22)         (0.51)         (0.43)         (0.34)         (0.19)
          (1.75)         (0.73)         (1.25)         (0.46)            --
        -------       --------       --------        -------        -------
          (1.97)         (1.24)         (1.68)         (0.80)         (0.19)
        -------       --------       --------        -------        -------
        $ 25.36       $  28.42       $  27.91        $ 26.90        $ 25.41
        =======       ========       ========        =======        =======
          (4.10%)(c)      6.40%         10.44%          9.05%          4.71%(c)

           1.80% +        1.76%          1.75%          1.43%          1.07%+
           1.29% +        1.26%          1.20%          1.21%          1.26%+#
           1.38% +        1.30%          1.20%          1.21%          1.26%+#
             30%            68%            55%            93%            42%
        $86,529       $105,100       $109,637        $70,872        $19,324




The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              25

NOTES TO FINANCIAL STATEMENTS UNAUDITED

NOTE 1--ORGANIZATION AND BUSINESS:

Eclipse Funds (the "Trust") was organized on July 30, 1986 as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and is comprised of three funds (collectively referred to as the "Funds"). These financial statements and notes relate only to the MainStay Balanced Fund (the "Fund"), a diversified fund.

The Fund currently offers eight classes of shares. Class I shares commenced on May 1, 1989. Class C shares commenced on December 30, 2002. Class A shares, Class B shares, Class R1 shares and Class R2 shares commenced on January 2, 2004. Class R3 shares commenced on April 28, 2006. Investor Class shares commenced on February 28, 2008. Investor Class and Class A shares are offered at net asset value per share plus an initial sales charge. No sales charge applies on investments of $1 million or more (and certain other qualified purchases) in Investor Class and Class A shares, but a contingent deferred sales charge is imposed on certain redemptions of such shares within one year of the date of purchase. Class B shares and Class C shares are offered without an initial sales charge, although a declining contingent deferred sales charge may be imposed on redemptions made within six years of purchase of Class B shares and a 1% contingent deferred sales charge may be imposed on redemptions made within one year of purchase of Class C shares. Class I, Class R1, Class R2 and Class R3 shares are not subject to a sales charge. Depending upon eligibility, Class B shares convert to either Investor Class or Class A shares eight years after the date they were purchased. Additionally, depending upon eligibility, Investor Class shares may convert to Class A shares and Class A shares may convert to Investor Class shares. The eight classes of shares bear the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights and conditions except that Class B and Class C shares are subject to higher distribution fee rates than Investor Class, Class A, Class R2 and Class R3 shares under a distribution plan pursuant to Rule 12b-1 under the 1940 Act. Class I and Class R1 shares are not subject to a distribution or service fee. Class R1, Class R2 and Class R3 shares are authorized to pay to New York Life Investment Management LLC, its affiliates, or third-party service providers, as compensation for services rendered to shareholders of Class R1, Class R2 or Class R3 shares, a shareholder service fee.

The Fund's investment objective is to seek high total return.

The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES:

The Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America and follows the significant accounting policies described below.

(A) SECURITIES VALUATION. Debt securities are valued at prices supplied by a pricing agent or broker selected by the Fund's Manager, (as defined in Note 3), in consultation with a Fund's Subadvisor, if any, whose prices reflect broker/dealer supplied valuations and electronic data processing techniques, if such prices are deemed by the Fund's Manager, in consultation with a Fund's Subadvisor, if any, to be representative of market values, at the regular close of trading of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day the Fund is open for business.

Equity securities are valued at the latest quoted sales prices as of the close of trading on the New York Stock Exchange on each day the Fund is open for business ("valuation date"). Securities that are not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Prices normally are taken from the principal market in which each security trades. Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Temporary cash investments acquired over 60 days prior to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature 60 days or less are valued at amortized cost. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost.

Securities for which market quotations are not readily available are valued by methods deemed in good faith by the Fund's Board of Trustees to represent fair value. Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security the trading for which has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security the market price of which is not available from an independent pricing source or, if so provided, does not, in the opinion of the Fund's Manager or Subadvisor (if applicable), reflect the security's market value; and (vi) a security where the trading on that security's principal market is temporarily closed at a time when, under normal


26    MainStay Balanced Fund
conditions, it would be open. At April 30, 2008, the Fund held securities with a value of $19, that were valued in such a manner.

(B) FEDERAL INCOME TAXES. The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of the taxable income to the shareholders of the Fund within the allowable time limits. Therefore, no federal income tax provision is required.

In July 2006, the Financial Accounting Standards Board (the "FASB") issued Interpretation No. 48 "Accounting for Uncertainty in Income Taxes," an interpretation of FASB Statement No. 109 (the "Interpretation"). The Interpretation established for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation became effective for the Fund's 2008 fiscal year, and was applied to all open tax years as of the date of effectiveness. The Manager, as defined in Note 3, determined that the adoption of the Interpretation did not have an impact on the Fund's financial statements upon adoption. The Manager continually reviews the Fund's tax positions and such conclusions under the Interpretation based on factors including, but not limited to, ongoing analyses of tax laws and regulations, and interpretations, thereof.

(C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends of net investment income quarterly and distributions of net realized capital and currency gains, if any, annually. All dividends and distributions are reinvested in shares of the Fund, at net asset value, unless the shareholder elects otherwise. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from generally accepted accounting principles in the United States of America. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in-capital.

(D) SECURITY TRANSACTIONS AND INVESTMENT INCOME. The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method and include gains and losses from repayments of principal on mortgage-backed securities. Dividend income is recognized on the ex-dividend date and interest income is accrued as earned using the effective interest rate method. Discounts and premiums on securities purchased, other than short-term securities, for the Fund are accreted and amortized, respectively, on the effective interest rate method over the life of the respective securities or, in the case of a callable security, over the period to the first date of call. Discounts and premiums on short-term securities are accreted and amortized, respectively, on the straight-line method.

Investment income and realized and unrealized gains and losses on investments of the Fund are allocated to separate classes of shares pro rata based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.

(E) EXPENSES. Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and the distribution plans further discussed in Note 3 (B)) are allocated to separate classes of shares pro rata based upon their relative net asset value on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.

(F) USE OF ESTIMATES. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(G) FUTURES CONTRACTS. A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a securities index. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" such contract on a daily basis to reflect the market value of the contract at the end of each day's trading. The Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin". When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. The Fund invests in stock index futures contracts to gain full exposure to changes in stock market prices to fulfill its investment objective.

The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Fund's involvement in open futures positions. Risks arise from the possible imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of

                                                   mainstayinvestments.com    27
counterparties to meet the terms of their contracts. However, the Fund's activities in futures contracts are conducted through regulated exchanges which minimize counterparty credit risks.

(H) SECURITIES LENDING. In order to realize additional income the Fund may lend its securities to broker-dealers and financial institutions. The loans are collateralized by cash or securities at least equal at all times to the market value of the securities loaned. Collateral will consist of U.S. Government securities, cash equivalents or irrevocable letters of credit. The Fund may bear the risk of delay in recovery of, or loss of rights in, the securities loaned should the borrower of the securities experience financial difficulty. The Fund receives compensation for lending its securities in the form of fees or it retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund.

(I) RESTRICTED SECURITIES. A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933. The Fund may not have the right to demand that such securities be registered. Disposal of these securities may involve time-consuming negotiations and expenses and it may be difficult to obtain a prompt sale at an acceptable price. (See Note 5.)

(J) INDEMNIFICATIONS. Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.

NOTE 3--FEES AND RELATED PARTY TRANSACTIONS:

(A) MANAGER. New York Life Investment Management LLC ("NYLIM" or "Manager"), a registered investment adviser and an indirect wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager. The Manager provides offices and conducts clerical, recordkeeping and bookkeeping services, and is responsible for the financial and accounting records required to be maintained by the Fund. The Manager also pays the salaries and expenses of all personnel affiliated with the Fund and all the operational expenses that are not the responsibility of the Fund. The Fund is advised by NYLIM directly, without a subadvisor.

The Fund is contractually obligated to pay the Manager a monthly fee for services performed and facilities furnished at an annual rate of the Fund's average daily net assets as follows: 0.75% on assets up to $1 billion and 0.70% on assets in excess of $1 billion. Effective May 1, 2008, this fee will change to the following: 0.70% on assets up to $1 billion, 0.65% on assets from $1 billion to $2 billion and 0.60% on assets in excess of $2 billion.

Effective April 1, 2008 (February 28, 2008 for Investor Class shares), NYLIM has entered into a written expense limitation agreement under which it has agreed to waive a portion of the Fund's management fee or reimburse the expenses of the appropriate class of the Fund so that the total ordinary operating expenses of a class (total ordinary operating expenses excluding taxes, interest, litigation, extraordinary expenses, and brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and the fees and expenses of any other funds in which the Fund invests) do not exceed the following percentages of average daily net assets: Investor Class, 1.50%; Class A, 1.28%; Class B, 2.25%; Class C, 2.25%; Class I, 0.94%; Class R1, 1.04%; Class R2, 1.29%; and
Class R3, 1.54%. These expense limitations may be modified or terminated only with the approval of the Board of Trustees. NYLIM may recoup the amount of certain management fee waivers or expense reimbursements from the Fund pursuant to the agreement if such action does not cause the Fund to exceed existing expense limitations and the recoupment is made within three years after the year in which NYLIM incurred the expense.

For the six months ended April 30, 2008, NYLIM earned fees from the Fund in the amount of $4,146,297 and waived its fees in the amount of $214,254.

As of April 30, 2008, the amounts of waived fees that are subject to possible recoupment by the Manager, and the related expiration dates are as follows:

      OCTOBER 31,
    2010        2011        TOTAL
  $274,906    $214,254    $489,160
----------------------------------



Between May 1, 2007 and April 1, 2008, NYLIM had a written expense limitation agreement under which it had agreed to waive a portion of the Fund's management fee or reimburse the expenses of the appropriate class of the Fund so that the class' total ordinary operating expenses did not exceed the following amounts of average daily net


28    MainStay Balanced Fund
assets for each class: Class A, 1.40%; Class B, 2.15%; Class C, 2.15%; Class I, 0.94%; Class R1, 1.04%; Class R2, 1.29%; and Class R3, 1.54%. Prior to May 1,
2007, NYLIM had a different expense limitation agreement in place with respect to the Fund.

State Street Bank and Trust Company ("SSBT"), 1 Lincoln Street, Boston, Massachusetts, 02111, provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with NYLIM. These services include calculating daily net asset values of the Fund, maintaining general ledger and sub-ledger accounts for the calculation of the Fund's respective net asset values, and assisting NYLIM in conducting various aspects of the Fund's administrative operations. For providing these services to the Fund, SSBT is compensated by NYLIM.

(B) DISTRIBUTION, SERVICE AND SHAREHOLDER SERVICE FEES. The Trust, on behalf of the Fund, has a Distribution Agreement with NYLIFE Distributors LLC (the "Distributor"), an indirect wholly-owned subsidiary of New York Life. The Fund, with respect to Investor Class, Class A, Class B, Class C, Class R2 and Class R3 shares, has adopted a distribution plan (the "Plans") in accordance with the provisions of Rule 12b-1 under the 1940 Act.

Pursuant to the Investor Class, Class A and Class R2 Plans, the Distributor receives a monthly distribution fee from the Fund at an annual rate of 0.25% of the average daily net assets of the Fund's Investor Class, Class A and Class R2 shares, which is an expense of the Investor Class, Class A and Class R2 shares of the Fund, for distribution or service activities as designated by the Distributor. Pursuant to the Class B and Class C Plans, the Fund pays the Distributor a monthly distribution fee, which is an expense of the Class B and Class C shares of the Fund, at the annual rate of 0.75% of the average daily net assets of the Fund's Class B and Class C shares. The Plans provide that the Class B and Class C shares of the Fund also incur a service fee at the annual rate of 0.25% of the average daily net asset value of the Class B and Class C shares of the Fund. Pursuant to the Class R3 Plan, the Distributor receives a monthly distribution fee from the Fund at the annual rate of 0.50% of the average daily net assets of the Fund's Class R3 shares, which is an expense of the Class R3 shares of the Fund for distribution or service activities as designated by the Distributor. Class I and Class R1 shares are not subject to a distribution or service fee.

The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.

In accordance with the Shareholder Services Plans for the Class R1, Class R2 and Class R3 shares, the Manager has agreed to provide, through its affiliates or independent third parties, various shareholder and administrative support services to shareholders of the Class R1, Class R2 and Class R3 shares. For its services, the Manager is entitled to a Shareholder Service Fee accrued daily and paid monthly at an annual rate of 0.10% of the average daily net assets attributable to the Class R1, Class R2 and Class R3 shares.

(C) SALES CHARGES. The Fund was advised by the Distributor that the amount of sales charges retained on sales of Investor Class and Class A shares were $4,259 and $35,929, respectively, for the six months ended April 30, 2008. The Fund was also advised that the Distributor retained contingent deferred sales charges on redemptions of Class A, Class B and Class C shares of $5,291, $149,074 and $10,516, respectively, for the six months ended April 30, 2008.

(D) TRANSFER, DIVIDEND DISBURSING AND SHAREHOLDER SERVICING AGENT. NYLIM Service Company LLC ("NYLIM Service"), an affiliate of NYLIM, is the Fund's transfer, dividend disbursing and shareholder servicing agent. NYLIM Service has entered into an agreement with Boston Financial Data Services pursuant to which it performs certain services for which NYLIM Service is responsible. Transfer agent expenses incurred by the Fund, for the six months ended April 30, 2008, amounted to $1,368,494.

(E) SMALL ACCOUNT FEES. Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. Shareholders with an account balance of less than $1,000 are charged an annual per account fee of $20 (assessed semi-annually).

(F) CAPITAL. At April 30, 2008, New York Life and its affiliates held beneficially shares of the Fund with the following values and percentages of net assets as follows:

Investor Class                    $25,203     0.0*%
-------------------------------------------------
Class A                             1,538     0.0*
-------------------------------------------------
Class B                             1,240     0.0*
-------------------------------------------------
Class C                             1,668     0.0*
-------------------------------------------------
Class R1                            1,292     0.0*
-------------------------------------------------
Class R2                            1,280     0.0*
-------------------------------------------------
Class R3                           10,484    20.6
-------------------------------------------------



* Less than one-tenth of a percent.

(G) OTHER. Pursuant to an Amended and Restated Management Agreement between the Fund and NYLIM, the cost of legal services provided to the Fund by the Office of the General Counsel of NYLIM are payable directly by the Fund. For the six months ended April 30, 2008, these fees, which are included in professional fees shown on the Statement of Operations, were $29,341.


                                                   mainstayinvestments.com    29

NOTE 4--FEDERAL INCOME TAX:

The tax character of distributions paid during the year ended October 31, 2007, shown in the Statement of Changes in Net Assets, was as follows:

                                            2007
Distributions paid from:
  Ordinary Income                    $29,801,713
  Long-Term Capital Gains             28,922,938
------------------------------------------------
                                     $58,724,651
------------------------------------------------



NOTE 5 -- RESTRICTED SECURITIES:

As of April 30, 2008, the Fund held restricted securities as follows:

                                    SHARES/
                     DATE(S) OF   PRINCIPAL             4/30/08   PERCENTAGE OF
 SECURITY           ACQUISITION      AMOUNT      COST     VALUE      NET ASSETS
At Home Corp.
  Convertible
  Bond                  7/25/01     117,810   $13,325       $18          0.0%(a)
North Atlantic
  Trading Co.,
  Inc.
  Common Stock          4/21/04         130         1         1          0.0 (a)
-------------------------------------------------------------------------------
                                              $13,326       $19          0.0%(a)
-------------------------------------------------------------------------------



(a) Less than one-tenth of a percent.

NOTE 6 -- CUSTODIAN:

SSBT is the custodian of cash and securities of the Fund. Custodial fees are charged to the Fund based on the market value of securities in the Fund and the number of certain cash transactions incurred by the Fund.

NOTE 7 -- LINE OF CREDIT:

The Fund, and certain affiliated funds, maintain a line of credit of $160,000,000 with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive shareholder redemption requests. These funds pay a commitment fee, at an annual rate of .060% of the average commitment amount, regardless of usage, to The Bank of New York, which serves as agent to the syndicate. Such commitment fees are allocated among the funds based upon net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Advances rate. There were no borrowings made or outstanding with respect to the Fund on the line of credit during the six months ended April 30, 2008.

NOTE 8 --PURCHASES AND SALES OF SECURITIES (IN 000'S):

During the six months ended April 30, 2008, purchases and sales of U.S. Government securities were $0 and $1,703, respectively. Purchases and sales of securities, other than U.S. Government securities and short-term securities, were $330,317 and $571,743, respectively.

NOTE 9 -- CAPITAL SHARE TRANSACTIONS:


 INVESTOR CLASS                 SHARES        AMOUNT
Period ended April 30,
  2008*:
Shares sold                     25,631   $   641,340
Shares issued to
  shareholders in
  reinvestment of dividends
  and distributions                 98         2,408
Shares redeemed                (87,828)   (2,198,961)
                             -----------------------
Net decrease in shares
  outstanding before
  conversion                   (62,099)   (1,555,213)
Shares converted from Class
  A (See Note 1)             2,385,057    58,052,275
Shares converted from Class
  B (See Note 1)                15,745       385,283
                             -----------------------
Net increase                 2,338,703   $56,882,345
                             =======================



* Investor Class shares were first offered on February 28, 2008.


 CLASS A                        SHARES          AMOUNT
Six months ended April 30,
  2008:
Shares sold                    661,484   $  16,973,906
Shares issued to
  shareholders in
  reinvestment of
  dividends and
  distributions                927,245      24,573,096
Shares redeemed             (2,997,877)    (76,963,040)
                            --------------------------
Net decrease in shares
  outstanding before
  conversion                (1,409,148)    (35,416,038)
Shares reacquired upon
  conversion into investor
  Class (See Note 1)        (2,386,037)    (58,052,275)
Shares converted from
  Class B (See Note 1)         153,500       3,902,260
                            --------------------------
Net decrease                (3,641,685)  $ (89,566,053)
                            ==========================

Year ended October 31,
  2007:
Shares sold                  2,609,293   $  73,813,070
Shares issued to
  shareholders in
  reinvestment of
  dividends and
  distributions                589,422      16,513,533
Shares redeemed             (4,380,941)   (123,675,336)
                            --------------------------
Net decrease in shares
  outstanding before
  conversion                (1,182,226)    (33,348,733)
Shares converted from
  Class B (See Note 1)         393,905      11,105,573
                            --------------------------
Net decrease                  (788,321)  $ (22,243,160)
                            ==========================






30    MainStay Balanced Fund

 CLASS B                         SHARES         AMOUNT
Six months ended April 30,
  2008:
Shares sold                     230,283   $  5,892,929
Shares issued to
  shareholders in
  reinvestment of dividends
  and distributions             315,837      8,354,545
Shares redeemed                (761,510)   (19,473,269)
                             -------------------------
Net decrease in shares
  outstanding before
  conversion                   (215,390)    (5,225,795)
Shares reacquired upon
  conversion into Class A
  (See Note 1)                 (153,996)    (3,902,260)
Shares reacquired upon
  conversion into Investor
  Class (See Note 1)            (15,816)      (385,283)
                             -------------------------
Net decrease                   (385,202)  $ (9,513,338)
                             =========================

Year ended October 31,
  2007:
Shares sold                     750,426   $ 20,388,449
Shares issued to
  shareholders in
  reinvestment of dividends
  and distributions             181,392      5,061,119
Shares redeemed              (1,002,283)   (27,451,180)
                             -------------------------
Net decrease in shares
  outstanding before
  conversion                    (70,465)    (2,001,612)
Shares reacquired upon
  conversion into Class A
  (See Note 1)                 (394,791)   (11,105,573)
                             -------------------------
Net decrease                   (465,256)  $(13,107,185)
                             =========================





 CLASS C                         SHARES         AMOUNT
Six months ended April 30,
  2008:
Shares sold                     274,257   $  7,055,850
Shares issued to
  shareholders in
  reinvestment of dividends
  and distributions             289,436      7,654,299
Shares redeemed              (1,466,196)   (37,491,652)
                             -------------------------
Net decrease                   (902,503)  $(22,781,503)
                             =========================

Year ended October 31,
  2007:
Shares sold                   1,064,789   $ 30,048,316
Shares issued to
  shareholders in
  reinvestment of dividends
  and distributions             161,679      4,510,170
Shares redeemed              (1,632,485)   (45,862,593)
                             -------------------------
Net decrease                   (406,017)  $(11,304,107)
                             =========================




 CLASS I                        SHARES          AMOUNT
Six months ended April 30,
  2008:
Shares sold                  1,814,035   $  47,174,445
Shares issued to
  shareholders in
  reinvestment of
  dividends and
  distributions              1,059,395      28,120,678
Shares redeemed             (6,158,308)   (157,573,955)
                            --------------------------
Net decrease                (3,284,878)  $ (82,278,832)
                            ==========================

Year ended October 31,
  2007:
Shares sold                  4,300,868   $ 120,631,976
Shares issued to
  shareholders in
  reinvestment of
  dividends and
  distributions                645,863      18,129,695
Shares redeemed             (4,006,930)   (113,095,919)
                            --------------------------
Net increase                   939,801   $  25,665,752
                            ==========================





 CLASS R1                        SHARES         AMOUNT
Six months ended April 30,
  2008:
Shares sold                     192,317   $  4,965,002
Shares issued to
  shareholders in
  reinvestment of dividends
  and distributions             182,313      4,835,620
Shares redeemed                (650,107)   (16,970,681)
                             -------------------------
Net decrease                   (275,477)  $ (7,170,059)
                             =========================

Year ended October 31,
  2007:
Shares sold                   1,682,529   $ 47,286,648
Shares issued to
  shareholders in
  reinvestment of dividends
  and distributions             178,586      5,009,022
Shares redeemed              (3,309,911)   (94,001,240)
                             -------------------------
Net decrease                 (1,448,796)  $(41,705,570)
                             =========================





 CLASS R2                        SHARES         AMOUNT
Six months ended April 30,
  2008:
Shares sold                     559,381   $ 14,435,168
Shares issued to
  shareholders in
  reinvestment of dividends
  and distributions             272,327      7,216,873
Shares redeemed              (1,117,836)   (28,770,109)
                             -------------------------
Net decrease                   (286,128)  $ (7,118,068)
                             =========================

Year ended October 31,
  2007:
Shares sold                   1,318,716   $ 37,172,287
Shares issued to
  shareholders in
  reinvestment of dividends
  and distributions             174,262      4,881,051
Shares redeemed              (1,722,315)   (48,743,935)
                             -------------------------
Net decrease                   (229,337)  $ (6,690,597)
                             =========================





                                                   mainstayinvestments.com    31

 CLASS R3                        SHARES    AMOUNT
Six months ended April 30,
  2008:
Shares sold                        653    $16,733
Shares issued to shareholders
  in reinvestment of dividends
  and distributions                102      2,696
Shares redeemed                    (43)    (1,084)
                                 ----------------
Net increase                       712    $18,345
                                 ================

Year ended October 31, 2007:
Shares sold                        919    $25,759
Shares issued to shareholders
  in reinvestment of dividends
  and distributions                 19        520
Shares redeemed                    (13)      (363)
                                 ----------------
Net increase                       925    $25,916
                                 ================



NOTE 10 --NEW ACCOUNTING PRONOUNCEMENTS:

In September 2006, FASB issued Statement on Financial Accounting Standards
(SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of "fair value", sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards and is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2008, the Fund does not believe the adoption of SFAS No. 157, effective for the Fund for the fiscal year beginning November 1, 2008, will impact the amounts reported in the Fund's financial statements. However, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements reported in the financial statements for a fiscal period.

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statements and related disclosures.



32    MainStay Balanced Fund

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT

Section 15(c) of the Investment Company Act of 1940, as amended (the "1940 Act") requires that each mutual fund's board of trustees, including a majority of trustees who are not "interested persons" of the fund, as defined in the 1940 Act ("Independent Trustees"), annually review and approve the fund's investment advisory Agreement. At its April 8-9, 2008 meeting, the Board of Trustees (the "Board") of the Balanced Fund (the "Fund"), which was comprised solely of Independent Trustees, unanimously approved the Amended and Restated Management Agreement (the "Agreement") for the Fund for one year.

In reaching its decision to approve the Agreement, the Board considered information furnished to the Board throughout the year at regular and special Board meetings, as well as information prepared specifically in connection with the annual contract review process that took place at various meetings between December 2007 and April 2008. Information provided to the Board at its meetings throughout the year included, among other things, detailed investment analytics reports on the Fund, prepared by the Investment Consulting Group at New York Life Investment Management LLC ("NYLIM"), investment adviser to the Fund. The structure and format for this regular reporting was developed in consultation with the Board. The Board also received throughout the year, among other things, periodic reports on shareholder services, legal and compliance matters, portfolio turnover, and sales and marketing activity. Information requested by and provided to the Board specifically in connection with the annual contract review process included, among other things, a report on the Fund prepared by Strategic Insight Mutual Fund Research and Consulting, LLC ("Strategic Insight"), an independent third-party service provider engaged by the Board to report objectively on the Fund's investment performance, management fee and ordinary operating expenses. The Board also requested and received information on the profitability of the Fund to NYLIM and its affiliates, discussed in greater detail below, and responses to a comprehensive list of questions encompassing a variety of topics prepared on behalf of the Board by independent legal counsel to the Board. In addition, the Board considered information provided to it by NYLIM and independent legal counsel concerning the Agreement, which was amended and restated to more completely reflect the services provided to the Fund, but did not result in a material amendment to the Fund's prior contractual arrangements.

In determining to approve the Agreement for one year, the members of the Board reviewed and evaluated all of this information and factors they believed, in light of legal advice furnished to them by independent legal counsel and through the exercise of their own business judgment, to be relevant and appropriate. The broad factors considered by the Board are discussed in greater detail below, and included, among other things: (i) the nature, extent, and quality of the services to be provided to the Fund by NYLIM as adviser to the Fund; (ii) the investment performance of the Fund; (iii) the cost of the services to be provided, and profits to be realized, by NYLIM and its affiliates from NYLIM's relationship with the Fund; (iv) the extent to which economies of scale may be realized as the Fund grows, and the extent to which economies of scale may benefit Fund investors; and (v) the reasonableness of the Fund's management fee level and overall total ordinary operating expenses, particularly as compared to similar portfolios.

The Board's decision to approve the Agreement was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year and specifically in connection with the contract review process. The members of the Board may have weighed certain factors differently. The Board's conclusions with respect to the Agreement were based also on the Board's consideration of the Agreement in prior years. In addition to considering the factors noted above, the Board observed that there are a range of investment options available to shareholders of the Fund, including a wide variety of mutual funds offered by competitors to the MainStay Group of Funds, and that the Fund's shareholders, having had the opportunity to consider alternative investment products and services, have chosen to invest in the MainStay Group of Funds. A discussion of the factors that figured prominently in the Board's decision to approve the Agreement is provided below.

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY NYLIM

In considering the approval of the Agreement, the Board examined the nature, extent and quality of the services that NYLIM provides to the Fund. The Board evaluated NYLIM's experience in serving as manager of the Fund, noting that NYLIM manages other mutual funds and serves a variety of other investment advisory clients, including other pooled investment vehicles. The Board considered the experience of senior personnel at NYLIM providing management and administrative services to the Fund, as well as NYLIM's reputation and financial condition. The Board considered NYLIM's performance in fulfilling its responsibilities for overseeing the Fund's legal and compliance environment, and for implementing Board directives as they relate to the Fund. In addition, the Board noted that NYLIM also is responsible for paying all of the salaries and expenses for the Fund's officers. The Board considered the scope and quality of NYLIM's services provided to the Fund's shareholders (including services provided through its affiliate, NYLIM Service Company LLC), such as the more extensive requirements of New York Life agents and reputation as a

                                                   mainstayinvestments.com    33
high-quality provider of shareholder services, which has been recognized by independent third-parties on numerous occasions. The Board noted the role that the MainStay Group of Funds historically has played in serving the investment needs of New York Life Insurance Company policyholders, who often maintain smaller account balances than other retail investors. The Board acknowledged that it had approved NYLIM's recommendation to create a new "Investor Class" of shares designed principally to address the higher shareholder-servicing costs typically associated with smaller shareholder accounts. The Board also reviewed NYLIM's willingness to invest in personnel designed to benefit the Fund, including recent enhancements to investment teams at NYLIM's Equity Investors Group. The Board further considered NYLIM's track record and experience in providing investment advisory services to the Fund. In this regard, the Board considered the experience of the Fund's portfolio management team, the number of accounts managed by the portfolio managers and NYLIM's method for compensating portfolio managers. In addition, the Board considered the benefits to shareholders of being part of the MainStay Group of Funds, including the privilege of exchanging investments between the same class of shares without the imposition of a sales charge, as described more fully in the Fund's prospectus. Based on these considerations, the Board concluded, within the context of its overall determinations regarding the Agreement, that the Fund is likely to continue to benefit from the nature, extent and quality of these services as a result of NYLIM's experience, personnel, operations and resources.

INVESTMENT PERFORMANCE OF THE BALANCED FUND

In evaluating the Fund's investment performance, the Board considered investment performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered the detailed investment analytics reports provided by NYLIM's Investment Consulting Group on the Fund throughout the year. These reports, which were prepared by NYLIM in consultation with the Board, include, among other things, information on the Fund's gross and net returns, the Fund's investment performance relative to relevant investment categories and Fund benchmarks, the Fund's risk-adjusted investment performance, and the Fund's investment performance as compared to similar competitor funds, as appropriate. The Board also considered information provided by Strategic Insight showing the investment performance of the Fund as compared to similar mutual funds managed by other investment advisers.

In considering the Fund's investment performance, the Board gave weight to its ongoing discussions with senior management at NYLIM concerning Fund investment performance, as well as discussions between the Fund's portfolio managers and the Board that occurred at meetings from time to time throughout the year and in previous years. The Board considered specific actions that NYLIM had taken, or had agreed with the Board to take, to improve the Fund's investment performance, and any results of those actions. In considering the Fund's investment performance, the Board focused principally on the Fund's long-term performance track record, as opposed to the Fund's short-term investment performance.

As part of its evaluation of the Fund's investment performance, the Board gave particular attention to any information indicating underperformance for specific time periods relative to a peer group or benchmark, and NYLIM's explanations for such underperformance. The Board discussed with NYLIM reasons for the Fund's underperformance relative to its benchmark and peer group, and NYLIM's plans for enhancing the Fund's future investment performance.

Based on these considerations, the Board concluded, within the context of its overall determinations regarding the Agreement, that NYLIM is taking appropriate and reasonable actions to address the Board's concerns about the Fund's investment performance. The Fund discloses more information about its performance in the Portfolio Manager Discussions and Financial Highlights sections of this Semiannual Report and in the Fund's prospectus.

COSTS OF THE SERVICES PROVIDED, AND PROFITS TO BE REALIZED, BY NYLIM AND ITS AFFILIATES

The Board considered the costs of the services provided by NYLIM under the Agreement and the profitability of NYLIM and its affiliates due to their relationship with the Fund over various time periods.

In evaluating the costs and profits of NYLIM and its affiliates due to their relationship with the Fund, the Board considered, among other things, NYLIM's investments in personnel, systems, equipment and other resources necessary to manage the Fund. The Board acknowledged that NYLIM must be in a position to pay and retain experienced professional personnel to provide services to the Fund, and that NYLIM's ability to maintain a strong financial position is important in order for NYLIM to continue to provide high-quality ongoing services to the Fund and its shareholders. The Board noted, for example, increased costs borne by NYLIM and its affiliates due to new and ongoing regulatory and compliance requirements.

The Board also reviewed information from NYLIM regarding the estimated profitability realized by NYLIM and its affiliates due to their overall relationship with the Fund. The Board considered information from NYLIM illustrating the revenues and expenses allocated by NYLIM to the Fund, noting the difficulty in obtaining reliable comparative data about mutual fund managers' profitability, since such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager's organization, the types of funds it manages,


34    MainStay Balanced Fund
and the manager's capital structure and costs of capital. While recognizing the difficulty in evaluating a manager's profitability with respect to the Fund, and noting that other profitability methodologies may also be reasonable, the Board concluded that the profitability methodology presented by NYLIM to the Board with respect to the Fund was reasonable in all material respects.

In considering the costs and profitability of the Fund, the Board also considered certain fall-out benefits that may be realized by NYLIM and its affiliates due to their relationship with the Fund. The Board recognized, for example, the benefits to NYLIM from legally permitted "soft-dollar" arrangements by which brokers may provide research and other services to NYLIM in exchange for commissions paid by the Fund with respect to trades on the Fund's portfolio securities. The Board also considered that, in addition to fees earned by NYLIM for managing the Fund, NYLIM affiliates also earn revenues from serving the Fund in various other capacities, including as transfer agent and distributor. The information provided to the Board indicated that the profitability to NYLIM and its affiliates arising directly from these other arrangements was not excessive. The Board noted that, although it assessed the overall profitability of the Fund to NYLIM and its affiliates as part of the annual contract review process, when considering the reasonableness of the fees to be paid to NYLIM and its affiliates under the Agreement, the Board considered the profitability of NYLIM's relationship with the Fund on a pre-tax basis, and without regard to distribution expenses.

After evaluating the information presented to the Board, the Board concluded, within the context of its overall determinations regarding the Agreement, that the profit to be realized by NYLIM and its affiliates due to their relationship with the Fund is fair and reasonable.

EXTENT TO WHICH ECONOMIES OF SCALE MAY BE REALIZED AS THE FUND GROWS

The Board also considered whether the Fund's expense structure permitted economies of scale to be shared with Fund investors. The Board reviewed information from NYLIM and Strategic Insight showing how the Fund's management fee compared with fees charged for similar services by peer funds as assets hypothetically increase over time. The Board noted the extent to which the Fund benefits from economies of scale through expense waivers and reimbursements. While recognizing that any precise determination of future economies of scale is necessarily subjective, the Board considered the extent to which NYLIM may realize a larger profit margin as the Fund's assets grow over time. The Board also observed that NYLIM subsidizes many of the Fund's overall expenses through the operation of contractual expense limitations that may be lifted only with prior approval of the Board.

Based on this information, the Board concluded, within the context of its overall determinations regarding the Agreement, that the Fund's expense structure appropriately reflects economies of scale for the benefit of Fund investors. The Board noted, however, that it would continue to evaluate the reasonableness of the Fund's expense structure as the Fund continues to grow over time.

MANAGEMENT FEE AND TOTAL ORDINARY OPERATING EXPENSES

The Board evaluated the reasonableness of the fee to be paid under the Agreement and the Fund's total ordinary operating expenses.

The Board considered information provided by NYLIM on the fees that NYLIM charges to other investment advisory clients, including institutional separate accounts and other funds with similar investment objectives as the Fund. In this regard, the Board took into account the relative scope of services provided to the Fund as opposed to NYLIM's other investment advisory clients. The Board also considered comparative data provided by Strategic Insight on the fees and expense ratios charged by similar mutual funds managed by other investment advisers. This comparative information assisted the Board in evaluating the reasonableness of the Fund's management fee when compared to similar fees charged by NYLIM to other investment advisory clients, and fees charged by other investment advisers to mutual funds in the Fund's peer group.

Following discussions between NYLIM and the Board, the Board considered and accepted NYLIM's recommendation to reduce the management fee paid by the Fund and impose a new contractual management fee breakpoint on the Fund.

In assessing the reasonableness of the Fund's management fee and total ordinary operating expenses, the Board took note of any fee and expense arrangements that had been negotiated by the Board with NYLIM in recent years and observed that NYLIM has subsidized the total ordinary operating expenses of the Fund and Fund share classes through the imposition of contractual expense limitation arrangements that may be modified only with the prior approval of the Board.

Based on these considerations, the Board concluded that the Fund's management fee and total ordinary operating expenses were within a range that is competitive and, within the context of the Board's overall conclusions regarding the Agreement, supports the conclusion that these fees and expenses are reasonable.

CONCLUSION

On the basis of the information provided to it and its evaluation thereof, the Board, which consisted entirely of Independent Trustees, unanimously approved the Agreement for one year.


                                                   mainstayinvestments.com    35

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A description of the policies and procedures that NYLIM uses to vote proxies related to the Fund's securities is available without charge, upon request, (i) by visiting the Funds's website at mainstayinvestments.com; and (ii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

The Fund is required to file with the SEC its proxy voting record for the 12-month period ending June 30 on Form N-PX. The Fund's most recent Form N-PX is available free of charge upon request by calling 800-MAINSTAY (624-6782); visiting the Funds' website at mainstayinvestments.com; or on the SEC's website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

Each Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. The Funds' Form N-Q is available without charge, on the SEC's website at www.sec.gov or by calling NYLIM at 800-MAINSTAY (624-6782). You also can obtain and review copies of Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).



36    MainStay Balanced Fund

MAINSTAY FUNDS

MAINSTAY OFFERS A WIDE RANGE OF FUNDS FOR VIRTUALLY ANY INVESTMENT NEED. THE FULL ARRAY OF MAINSTAY OFFERINGS IS LISTED HERE, WITH INFORMATION ABOUT THE MANAGER, SUBADVISORS, LEGAL COUNSEL, AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.


EQUITY FUNDS
MAINSTAY 130/30 CORE FUND
MAINSTAY 130/30 GROWTH FUND
MAINSTAY ALL CAP GROWTH FUND
MAINSTAY CAPITAL APPRECIATION FUND
MAINSTAY COMMON STOCK FUND
MAINSTAY EQUITY INDEX FUND(1)
MAINSTAY GROWTH EQUITY FUND(2)
MAINSTAY ICAP EQUITY FUND
MAINSTAY ICAP SELECT EQUITY FUND
MAINSTAY LARGE CAP GROWTH FUND
MAINSTAY LARGE CAP OPPORTUNITY FUND(2)
MAINSTAY MAP FUND
MAINSTAY MID CAP GROWTH FUND
MAINSTAY MID CAP OPPORTUNITY FUND
MAINSTAY MID CAP VALUE FUND
MAINSTAY S&P 500 INDEX FUND
MAINSTAY SMALL CAP GROWTH FUND
MAINSTAY SMALL CAP OPPORTUNITY FUND
MAINSTAY SMALL CAP VALUE FUND
MAINSTAY VALUE FUND

INCOME FUNDS
MAINSTAY 130/30 HIGH YIELD FUND(2)
MAINSTAY CASH RESERVES FUND
MAINSTAY DIVERSIFIED INCOME FUND
MAINSTAY FLOATING RATE FUND
MAINSTAY GOVERNMENT FUND
MAINSTAY HIGH YIELD CORPORATE BOND FUND
MAINSTAY INDEXED BOND FUND
MAINSTAY INSTITUTIONAL BOND FUND
MAINSTAY INTERMEDIATE TERM BOND FUND
MAINSTAY MONEY MARKET FUND
MAINSTAY PRINCIPAL PRESERVATION FUND
MAINSTAY SHORT TERM BOND FUND
MAINSTAY TAX FREE BOND FUND

BLENDED FUNDS
MAINSTAY BALANCED FUND
MAINSTAY CONVERTIBLE FUND
MAINSTAY INCOME MANAGER FUND
MAINSTAY TOTAL RETURN FUND

INTERNATIONAL FUNDS
MAINSTAY 130/30 INTERNATIONAL FUND
MAINSTAY GLOBAL HIGH INCOME FUND
MAINSTAY ICAP GLOBAL FUND
MAINSTAY ICAP INTERNATIONAL FUND
MAINSTAY INTERNATIONAL EQUITY FUND


ASSET ALLOCATION FUNDS
MAINSTAY CONSERVATIVE ALLOCATION FUND
MAINSTAY GROWTH ALLOCATION FUND
MAINSTAY MODERATE ALLOCATION FUND
MAINSTAY MODERATE GROWTH ALLOCATION FUND

RETIREMENT FUNDS
MAINSTAY RETIREMENT 2010 FUND
MAINSTAY RETIREMENT 2020 FUND
MAINSTAY RETIREMENT 2030 FUND
MAINSTAY RETIREMENT 2040 FUND
MAINSTAY RETIREMENT 2050 FUND

MANAGER

NEW YORK LIFE INVESTMENT MANAGEMENT LLC
NEW YORK, NEW YORK

SUBADVISORS

INSTITUTIONAL CAPITAL LLC(3)
CHICAGO, ILLINOIS

MACKAY SHIELDS LLC(3)
NEW YORK, NEW YORK

MARKSTON INTERNATIONAL LLC
WHITE PLAINS, NEW YORK

MCMORGAN & COMPANY LLC(3)
SAN FRANCISCO, CALIFORNIA

WINSLOW CAPITAL MANAGEMENT, INC.
MINNEAPOLIS, MINNESOTA

LEGAL COUNSEL

DECHERT LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL OR CALL 800-MAINSTAY (624-6782) FOR A FREE PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE INVESTMENT COMPANY. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

1. Closed to new investors and new purchases as of January 1, 2002.
2. Offered only to residents of Connecticut, Maryland, New Jersey, and New York.
3. An affiliate of New York Life Investment Management LLC.

                        Not part of the Semiannual Report

                       This page intentionally left blank

 -----------------------------------------------------
Not FDIC insured.  No bank guarantee.  May lose value.




NYLIFE DISTRIBUTORS LLC, 169 LACKAWANNA AVENUE,
PARSIPPANY, NEW JERSEY 07054

This report may be distributed only when preceded or accompanied by a current Fund prospectus.

mainstayinvestments.com                                            Eclipse Funds

(C) 2008 by NYLIFE Distributors LLC. All rights reserved.
                                                      SEC File Number: 811-04847

NYLIM-AO12991         (RECYCLE LOGO)            MS156-08           MSBL10-06/08
                                                                          B7

ITEM 2. CODE OF ETHICS.

          Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

          Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

          Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

          Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

          The Schedule of Investments is included as part of Item 1 of this report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

          Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

          Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the Registrant's Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
1940) (the "Disclosure Controls"), as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-CSR (the "Report"), the Registrant's principal executive officer and principal financial officer have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d)) under the Investment Company Act of 1940 that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a) (1) Not Applicable.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

ECLIPSE FUNDS


By: /s/ Stephen P. Fisher
    ---------------------------------
    Stephen P. Fisher
    President and Principal Executive
    Officer

Date: July 2, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Stephen P. Fisher
    ---------------------------------
    Stephen P. Fisher
    President and Principal Executive
    Officer

Date: July 2, 2008


By: /s/ Jack R. Benintende
    ---------------------------------
    Jack R. Benintende
    Treasurer and Principal Financial
    and Accounting Officer

Date: July 2, 2008

                                  EXHIBIT INDEX

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

(b)(2) Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.